UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21732
MGI Funds

(Exact name of registrant as specified in charter)
99 High Street
Boston, MA 02110

(Address of principal executive offices)(Zip Code)
Scott M. Zoltowski, Esq.
Mercer Global Investments, Inc.
99 High Street
Boston, MA 02110

(Name and address of agent for service)
Registrant’s telephone number, including area code: (617) 747-9500
Date of fiscal year end: March 31, 2011
Date of reporting period: June 30, 2010

TABLE OF CONTENTS

Item 1. Schedule of Investments. – The schedule of investments for the period ended June 30, 2010, is filed herewith
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments. – The schedule of investments for the period ended June 30, 2010, is filed herewith.

MGI US Large Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.9%

	Advertising — 0.3%

26,200	Omnicom Group, Inc.	898,660

	Aerospace & Defense — 2.7%

26,524	Boeing Co. (The)	1,664,381
24,999	Raytheon Co.	1,209,702
28,188	Rockwell Collins, Inc.	1,497,628
57,086	United Technologies Corp.	3,705,452

		8,077,163

	Agriculture — 0.4%

26,271	Monsanto Co.	1,214,246

	Apparel — 1.7%

18,445	Coach, Inc.	674,165
48,200	NIKE, Inc. Class B	3,255,910
16,491	VF Corp.	1,173,829

		5,103,904

	Banks — 0.7%

22,600	Northern Trust Corp.	1,055,420
45,500	Wells Fargo & Co.	1,164,800

		2,220,220

	Beverages — 2.2%

67,248	Coca-Cola Co. (The)	3,370,470
53,700	Green Mountain Coffee Roasters, Inc.*	1,380,090
32,634	PepsiCo, Inc.	1,989,042

		6,739,602

	Biotechnology — 3.2%

28,973	Amgen, Inc.*	1,523,980
52,107	Celgene Corp.*	2,648,077
59,100	Genzyme Corp.*	3,000,507
57,100	Illumina, Inc.*	2,485,563

		9,658,127

	Chemicals — 0.4%

24,200	Ecolab, Inc.	1,086,822

	Coal — 0.5%

38,500	Peabody Energy Corp.	1,506,505

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — 3.9%

43,900	Iron Mountain, Inc.	985,994
3,700	Mastercard, Inc. Class A	738,261
11,600	New Oriental Education & Technology Group, Sponsored ADR*	1,081,004
126,644	Visa, Inc. Class A	8,960,063

		11,765,322

	Computers — 11.4%

71,700	Apple, Inc.*	18,034,701
93,100	Cognizant Technology Solutions Corp. Class A*	4,660,586
216,957	EMC Corp.*	3,970,313
164,642	Hewlett-Packard Co.	7,125,706
16,800	NetApp, Inc.*	626,808

		34,418,114

	Cosmetics & Personal Care — 1.9%

16,003	Colgate-Palmolive Co.	1,260,396
19,100	Estee Lauder Cos. (The), Inc. Class A	1,064,443
54,928	Procter & Gamble Co.	3,294,582

		5,619,421

	Distribution & Wholesale — 0.5%

16,000	W.W. Grainger, Inc.	1,591,200

	Diversified Financial Services — 5.2%

156,600	Charles Schwab Corp. (The)	2,220,588
5,400	CME Group, Inc.	1,520,370
23,700	Franklin Resources, Inc.	2,042,703
16,300	Goldman Sachs Group, Inc.	2,139,701
34,700	IntercontinentalExchange, Inc.*	3,922,141
108,431	JPMorgan Chase & Co.	3,969,659

		15,815,162

	Electrical Components & Equipment — 0.6%

39,353	Emerson Electric Co.	1,719,333

	Electronics — 1.2%

33,800	Agilent Technologies, Inc.*	960,934
26,300	Amphenol Corp. Class A	1,033,064
38,600	FLIR Systems, Inc.*	1,122,874
11,100	Thermo Fisher Scientific, Inc.*	544,455

		3,661,327

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Engineering & Construction — 0.5%

36,700	Fluor Corp.	1,559,750

	Environmental Control — 0.2%

11,100	Stericycle, Inc.*	727,938

	Food — 0.4%

52,873	ConAgra Foods, Inc.	1,232,998

	Health Care - Products — 3.7%

35,136	Covidien Plc	1,411,765
11,100	Intuitive Surgical, Inc.*	3,503,382
28,972	Johnson & Johnson	1,711,086
29,409	St Jude Medical, Inc.*	1,061,371
21,500	Stryker Corp.	1,076,290
47,600	Varian Medical Systems, Inc.*	2,488,528

		11,252,422

	Health Care - Services — 0.9%

17,050	Laboratory Corp. of America Holdings*	1,284,717
52,879	UnitedHealth Group, Inc.	1,501,764

		2,786,481

	Household Products & Wares — 0.7%

35,366	Kimberly-Clark Corp.	2,144,241

	Insurance — 0.2%

17,000	Aflac, Inc.	725,390

	Internet — 7.4%

79,186	Amazon.Com, Inc.*	8,651,862
20,500	Baidu, Inc., Sponsored ADR*	1,395,640
17,300	Equinix, Inc.*	1,405,106
16,785	Google, Inc. Class A*	7,468,486
11,200	NetFlix, Inc.*	1,216,880
12,800	priceline.com, Inc.*	2,259,712

		22,397,686

	Iron & Steel — 0.9%

30,359	Allegheny Technologies, Inc.	1,341,564
27,300	Cliffs Natural Resources, Inc.	1,287,468

		2,629,032

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Lodging — 0.5%

67,300	Las Vegas Sands Corp.*	1,490,022

	Machinery - Diversified — 1.5%

18,559	Cummins, Inc.	1,208,748
39,200	Deere & Co.	2,182,656
12,000	Flowserve Corp.	1,017,600

		4,409,004

	Media — 0.5%

23,545	DIRECTV Class A*	798,646
29,705	Time Warner, Inc.	858,772

		1,657,418

	Miscellaneous - Manufacturing — 3.5%

30,885	3M Co.	2,439,606
15,400	Cooper Industries Plc	677,600
98,231	Danaher Corp.	3,646,335
49,600	General Electric Co.	715,232
31,200	Honeywell International, Inc.	1,217,736
45,000	Illinois Tool Works, Inc.	1,857,600

		10,554,109

	Oil & Gas — 2.9%

13,700	Apache Corp.	1,153,403
35,458	Canadian Natural Resources, Ltd.	1,178,269
27,979	Denbury Resources, Inc.*	409,612
18,200	EOG Resources, Inc.	1,790,334
25,600	Occidental Petroleum Corp.	1,975,040
18,879	Range Resources Corp.	757,992
18,723	Southwestern Energy Co.*	723,457
32,000	Suncor Energy, Inc.	942,080

		8,930,187

	Oil & Gas Services — 4.6%

38,100	Dresser-Rand Group, Inc.*	1,202,055
50,500	FMC Technologies, Inc.*	2,659,330
100,500	National Oilwell Varco, Inc.	3,323,535
121,219	Schlumberger, Ltd.	6,708,259

		13,893,179

	Pharmaceuticals — 7.3%

36,500	Abbott Laboratories	1,707,470
61,615	Allergan, Inc.	3,589,690
36,900	DENTSPLY International, Inc.	1,103,679
68,264	Express Scripts, Inc.*	3,209,773
37,200	Gilead Sciences, Inc.*	1,275,216

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals — continued

23,011	Mead Johnson Nutrition Co.	1,153,311
43,400	Medco Health Solutions, Inc.*	2,390,472
30,700	Mylan, Inc.*	523,128
118,089	Pfizer, Inc.	1,683,949
26,700	Shire Plc, ADR	1,638,846
74,967	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,897,535

		22,173,069

	Retail — 7.1%

29,500	Costco Wholesale Corp.	1,617,485
53,400	CVS Caremark Corp.	1,565,688
22,600	Darden Restaurants, Inc.	878,010
30,300	Kohl’s Corp.*	1,439,250
118,728	Lowe’s Cos., Inc.	2,424,426
30,343	McDonald’s Corp.	1,998,693
28,300	O’Reilly Automotive, Inc.*	1,345,948
73,500	Staples, Inc.	1,400,175
127,190	Starbucks Corp.	3,090,717
35,608	Target Corp.	1,750,845
65,100	Urban Outfitters, Inc.*	2,238,789
24,684	Walgreen Co.	659,063
29,700	Yum! Brands, Inc.	1,159,488

		21,568,577

	Semiconductors — 2.3%

77,900	Broadcom Corp. Class A	2,568,363
32,700	Lam Research Corp.*	1,244,562
61,400	Linear Technology Corp.	1,707,534
88,300	Marvell Technology Group, Ltd.*	1,391,608

		6,912,067

	Software — 7.9%

80,700	Activision Blizzard, Inc.	846,543
26,882	Adobe Systems, Inc.*	710,491
47,900	Autodesk, Inc.*	1,166,844
66,518	Citrix Systems, Inc.*	2,809,055
189,995	Microsoft Corp.	4,371,785
213,445	Oracle Corp.	4,580,530
44,505	Paychex, Inc.	1,155,795
72,031	Salesforce.com, Inc.*	6,181,701
32,548	VMware, Inc. Class A*	2,037,179

		23,859,923

	Telecommunications — 6.2%

67,462	American Tower Corp. Class A*	3,002,059
304,877	Cisco Systems, Inc.*	6,496,929

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Telecommunications — continued

107,039	Corning, Inc.	1,728,680
233,500	Qualcomm, Inc.	7,668,140

		18,895,808

	Transportation — 1.9%

21,700	CH Robinson Worldwide, Inc.	1,207,822
16,400	Expeditors International of Washington, Inc.	565,964
13,200	J.B. Hunt Transport Services, Inc.	431,244
52,400	Union Pacific Corp.	3,642,324

		5,847,354

	TOTAL COMMON STOCKS (COST $290,337,946)	296,741,783

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.0%

	Bank Deposits — 2.0%

5,970,044	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/10	5,970,044

	TOTAL SHORT-TERM INVESTMENTS (COST $5,970,044)	5,970,044

	TOTAL INVESTMENTS — 99.9% (Cost $296,307,990)	302,711,827

	Other Assets and Liabilities (net) — 0.1%	346,506

	NET ASSETS — 100.0%	$303,058,333

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	* Non-income producing security.

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.9
Short-Term Investments	2.0
Other Assets and Liabilities (net)	0.1

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.9%

	Advertising — 0.7%

60,170	Omnicom Group, Inc.	2,063,831

	Aerospace & Defense — 3.0%

12,462	Boeing Co. (The)	781,991
24,924	General Dynamics Corp.	1,459,549
1,000	L-3 Communications Holdings, Inc.	70,840
20,404	Northrop Grumman Corp.	1,110,794
46,798	Raytheon Co.	2,264,555
51,821	United Technologies Corp.	3,363,701

		9,051,430

	Agriculture — 0.9%

55,596	Archer-Daniels-Midland Co.	1,435,489
24,600	Philip Morris International, Inc.	1,127,664

		2,563,153

	Apparel — 0.2%

15,120	Guess ?, Inc.	472,349

	Auto Manufacturers — 0.8%

12,700	Navistar International Corp.*	624,840
22,400	Oshkosh Corp.*	697,984
25,156	PACCAR, Inc.	1,002,970

		2,325,794

	Auto Parts & Equipment — 0.6%

22,080	Autoliv, Inc.*	1,056,528
17,600	Dana Holding Corp.*	176,000
25,300	TRW Automotive Holdings Corp.*	697,521

		1,930,049

	Banks — 8.8%

706,241	Bank of America Corp.	10,148,683
57,980	Barclays Plc, Sponsored ADR	921,302
45,540	BB&T Corp.	1,198,158
21,200	Comerica, Inc.	780,796
71,213	Fifth Third Bancorp	875,208
124,802	KeyCorp	959,727
69,000	Marshall & Ilsley Corp.	495,420
14,243	Northern Trust Corp.	665,148
33,100	State Street Corp.	1,119,442
157,428	US Bancorp	3,518,516
231,440	Wells Fargo & Co.	5,924,864

		26,607,264

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Beverages — 1.2%

16,380	Anheuser-Busch InBev NV, Sponsored ADR	786,404
42,870	Dr Pepper Snapple Group, Inc.	1,602,909
19,583	PepsiCo, Inc.	1,193,584

		3,582,897

	Biotechnology — 0.8%

47,619	Amgen, Inc.*	2,504,759

	Building Materials — 0.0%

900	Owens Corning, Inc.*	26,919

	Chemicals — 1.2%

10,682	Air Products & Chemicals, Inc.	692,301
13,540	Albemarle Corp.	537,673
21,565	Ashland, Inc.	1,001,047
17,600	Lubrizol Corp.	1,413,456

		3,644,477

	Coal — 0.7%

50,637	Peabody Energy Corp.	1,981,426

	Commercial Services — 2.5%

3,400	Emergency Medical Services Corp. Class A*	166,702
34,310	Equifax, Inc.	962,738
25,560	Hewitt Associates, Inc. Class A*	880,798
28,540	Manpower, Inc.	1,232,357
5,341	Mastercard, Inc. Class A	1,065,690
32,005	McKesson Corp.	2,149,456
46,740	SEI Investments Co.	951,626
4,200	Valassis Communications, Inc.*	133,224

		7,542,591

	Computers — 3.4%

15,611	Accenture Plc	603,365
105,880	EMC Corp.*	1,937,604
110,704	Hewlett-Packard Co.	4,791,269
22,049	International Business Machines Corp.	2,722,611
7,900	Lexmark International, Inc. Class A*	260,937

		10,315,786

	Diversified Financial Services — 8.3%

69,967	American Express Co.	2,777,690
77,085	Discover Financial Services	1,077,648
33,295	Federated Investors, Inc. Class B	689,539
49,775	Goldman Sachs Group, Inc.	6,533,964

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Diversified Financial Services — continued

325,598	JPMorgan Chase & Co.	11,920,143
33,650	Raymond James Financial, Inc.	830,819
109,945	SLM Corp.*	1,142,329

		24,972,132

	Electric — 3.8%

16,500	Ameren Corp.	392,205
49,381	American Electric Power Co., Inc.	1,595,006
45,100	Constellation Energy Group, Inc.	1,454,475
96,410	Edison International	3,058,125
52,300	NV Energy, Inc.	617,663
40,533	PG&E Corp.	1,665,907
62,800	PPL Corp.	1,566,860
35,045	Public Service Enterprise Group, Inc.	1,097,960

		11,448,201

	Electronics — 0.4%

16,500	Avnet, Inc.*	397,815
13,953	Thermo Fisher Scientific, Inc.*	684,395
6,400	Tyco Electronics, Ltd.	162,432
12,000	Vishay Intertechnology, Inc.*	92,880

		1,337,522

	Engineering & Construction — 0.4%

23,340	McDermott International, Inc.*	505,544
16,000	Shaw Group (The), Inc.*	547,520

		1,053,064

	Environmental Control — 0.4%

34,805	Waste Management, Inc.	1,089,048

	Food — 2.2%

10,800	ConAgra Foods, Inc.	251,856
18,400	Corn Products International, Inc.	557,520
18,900	Del Monte Foods Co.	271,971
4,600	JM Smucker Co. (The)	277,012
17,803	Kellogg Co.	895,491
43,510	Nestle SA, Sponsored ADR	2,098,922
43,900	Safeway, Inc.	863,074
34,700	SUPERVALU, Inc.	376,148
53,500	Tyson Foods, Inc. Class A	876,865

		6,468,859

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Forest Products & Paper — 0.1%

8,800	Domtar Corp.	432,520

	Gas — 0.7%

22,395	Petrobakken Energy Ltd. Class A	449,486
20,971	Sempra Energy	981,233
29,200	Southern Union Co.	638,312

		2,069,031

	Health Care - Products — 3.6%

26,300	CareFusion Corp.*	597,010
66,746	Covidien Plc	2,681,854
35,690	Hologic, Inc.*	497,162
77,703	Johnson & Johnson	4,589,139
65,520	Medtronic, Inc.	2,376,411

		10,741,576

	Health Care - Services — 1.8%

14,915	DaVita, Inc.*	931,293
68,475	Humana, Inc.*	3,127,253
3,600	Laboratory Corp. of America Holdings*	271,260
39,464	UnitedHealth Group, Inc.	1,120,777

		5,450,583

	Home Furnishings — 0.2%

6,200	Leggett & Platt, Inc.	124,372
6,200	Whirlpool Corp.	544,484

		668,856

	Household Products & Wares — 0.8%

22,495	Clorox Co.	1,398,289
15,621	Kimberly-Clark Corp.	947,101

		2,345,390

	Insurance — 7.0%

14,305	ACE, Ltd.	736,421
5,499	Allied World Assurance Co. Holdings, Ltd.	249,545
44,700	Allstate Corp. (The)	1,284,231
23,200	American Financial Group, Inc.	633,824
8,500	Aspen Insurance Holdings, Ltd.	210,290
36,500	Assured Guaranty, Ltd.	484,355
25,700	Axis Capital Holdings, Ltd.	763,804
36,783	Berkshire Hathaway, Inc. Class B*	2,931,237
10,500	Everest Re Group, Ltd.	742,560
64,500	Genworth Financial, Inc. Class A*	843,015
60,300	Hartford Financial Services Group (The), Inc.	1,334,439
34,040	Lincoln National Corp.	826,832

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued

26,015	Loews Corp.	866,560
53,367	Metlife, Inc.	2,015,138
22,900	MGIC Investment Corp.*	157,781
44,554	Prudential Financial, Inc.	2,390,768
12,095	Reinsurance Group of America, Inc.	552,862
61,371	Travelers Cos. (The), Inc.	3,022,522
18,900	Unum Group	410,130
22,715	Validus Holdings, Ltd.	554,700
140	White Mountains Insurance Group, Ltd.	45,388

		21,056,402

	Internet — 0.3%

40,900	eBay, Inc.*	802,049

	Iron & Steel — 0.7%

31,875	Reliance Steel & Aluminum Co.	1,152,281
21,364	United States Steel Corp.	823,582

		1,975,863

	Leisure Time — 0.2%

23,144	Carnival Corp.	699,875

	Machinery - Construction & Mining — 0.4%

17,803	Caterpillar, Inc.	1,069,426

	Media — 3.0%

20,600	Cablevision Systems Corp.	494,606
83,150	Comcast Corp. Class A	1,444,316
32,263	DIRECTV Class A*	1,094,361
49,700	Gannett Co., Inc.	668,962
16,467	Liberty Media Corp. — Starz Series A*	853,649
16,843	Time Warner Cable, Inc.	877,184
36,510	Time Warner, Inc.	1,055,504
58,125	Viacom, Inc. Class B	1,823,381
24,924	Walt Disney Co. (The)	785,106

		9,097,069

	Mining — 0.9%

20,920	BHP Billiton, Ltd., Sponsored ADR	1,296,831
21,364	Freeport-McMoran Copper & Gold, Inc. Class B	1,263,253

		2,560,084

	Miscellaneous - Manufacturing — 3.6%

3,200	3M Co.	252,768
418,261	General Electric Co.	6,031,324
30,605	Honeywell International, Inc.	1,194,513

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Miscellaneous - Manufacturing — continued

12,010	Illinois Tool Works, Inc.	495,773
8,390	Siemens AG, Sponsored ADR	751,157
56,859	Tyco International, Ltd.	2,003,142

		10,728,677

	Oil & Gas — 11.1%

28,761	Apache Corp.	2,421,389
76,925	Chevron Corp.	5,220,130
75,031	ConocoPhillips	3,683,272
13,500	Devon Energy Corp.	822,420
14,270	EOG Resources, Inc.	1,403,740
91,938	Exxon Mobil Corp.	5,246,902
52,668	Hess Corp.	2,651,307
38,300	Nabors Industries, Ltd.*	674,846
39,600	Noble Corp.*	1,224,036
24,205	Noble Energy, Inc.	1,460,288
84,401	Occidental Petroleum Corp.	6,511,537
20,365	Pride International, Inc.*	454,954
16,600	SM Energy Co.	666,656
23,300	Transocean, Inc.*	1,079,489

		33,520,966

	Oil & Gas Services — 0.1%

6,300	Oil States International, Inc.*	249,354
9,700	Williams Cos. (The), Inc.	177,316

		426,670

	Packaging & Containers — 0.3%

22,860	Crown Holdings, Inc.*	572,414
16,080	Pactiv Corp.*	447,828

		1,020,242

	Pharmaceuticals — 4.5%

54,590	Abbott Laboratories	2,553,720
34,500	Allergan, Inc.	2,009,970
10,400	Cardinal Health, Inc.	349,544
16,400	Eli Lilly & Co.	549,400
10,800	Herbalife, Ltd.	497,340
6,400	Medco Health Solutions, Inc.*	352,512
114,892	Merck & Co., Inc.	4,017,773
40,370	Omnicare, Inc.	956,769
153,551	Pfizer, Inc.	2,189,638

		13,476,666

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Pipelines — 0.3%

19,800	Williams Partners, LP	863,676

	Real Estate — 0.3%

46,160	Brookfield Asset Management, Inc. Class A	1,044,139

	REITS — 2.0%

14,243	AvalonBay Communities, Inc. REIT	1,329,869
9,258	Boston Properties, Inc. REIT	660,466
18,700	Brandywine Realty Trust REIT	201,025
15,700	CBL & Associates Properties, Inc. REIT	195,308
24,400	Digital Realty Trust, Inc. REIT	1,407,392
32,400	Hospitality Properties Trust REIT	683,640
17,400	HRPT Properties Trust REIT	108,054
2,700	Simon Property Group, Inc. REIT	218,025
5,900	Taubman Centers, Inc. REIT	222,017
13,658	Vornado Realty Trust REIT	996,351

		6,022,147

	Retail — 6.2%

53,033	Best Buy Co., Inc.	1,795,697
82,989	CVS Caremark Corp.	2,433,238
2,700	Darden Restaurants, Inc.	104,895
8,400	Dillard’s, Inc. Class A	180,600
24,365	Family Dollar Stores, Inc.	918,317
400	Jones Apparel Group, Inc.	6,340
50,825	Macy’s, Inc.	909,768
40,870	McDonald’s Corp.	2,692,107
2,100	Nu Skin Enterprises, Inc. Class A	52,353
12,715	Ross Stores, Inc.	677,582
40,083	Staples, Inc.	763,581
23,937	Target Corp.	1,176,982
42,559	TJX Cos. (The), Inc.	1,785,350
97,957	Wal-Mart Stores, Inc.	4,708,793
19,160	Walgreen Co.	511,572

		18,717,175

	Savings & Loans — 0.2%

60,700	Hudson City Bancorp, Inc.	742,968

	Semiconductors — 1.3%

14,770	Analog Devices, Inc.	411,492
173,767	Intel Corp.	3,379,768

		3,791,260

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Software — 2.5%

228,238	Microsoft Corp.	5,251,756
105,474	Oracle Corp.	2,263,472

		7,515,228

	Telecommunications — 4.6%

7,615	Amdocs, Ltd.*	204,463
3,700	Anixter International, Inc.*	157,620
241,211	AT&T, Inc.	5,834,894
30,265	Cisco Systems, Inc.*	644,947
67,806	Corning, Inc.	1,095,067
52,711	Harris Corp.	2,195,413
35,606	Rogers Communications, Inc. Class B	1,166,452
70,749	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	779,654
40,947	Verizon Communications, Inc.	1,147,335
24,640	Vodafone Group Plc, Sponsored ADR	509,309

		13,735,154

	Toys, Games & Hobbies — 0.2%

30,900	Mattel, Inc.	653,844

	Transportation — 0.5%

22,683	Union Pacific Corp.	1,576,695

	Water — 0.2%

32,700	American Water Works Co., Inc.	673,620

	TOTAL COMMON STOCKS (COST $286,463,820)	294,459,402

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.1%

	Bank Deposit — 2.1%

6,362,262	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/10	6,362,262

	TOTAL SHORT-TERM INVESTMENTS (COST $6,362,262)	6,362,262

	TOTAL INVESTMENTS — 100.0% (Cost $292,826,082)	300,821,664

	Other Assets and Liabilities (net) — (0.0)%	(52,363)

	NET ASSETS — 100.0%	$300,769,301

	Notes to Schedule of Investments:
	Industry classifications are unaudited
	ADR — American Depository Receipt
	REIT — Real Estate Investment Trust
	* Non-income producing security.

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.9
Short-Term Investments	2.1
Other Assets and Liabilities (net)	—

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.5%

	Advertising — 0.3%

27,459	Lamar Advertising Co. Class A*	673,295

	Aerospace & Defense — 1.5%

26,042	Aerovironment, Inc.*	565,893
13,517	Alliant Techsystems, Inc.*	838,865
64,900	BE Aerospace, Inc.*	1,650,407

		3,055,165

	Apparel — 1.7%

76,515	CROCS, Inc.*	809,529
18,009	Guess ?, Inc.	562,601
21,807	Phillips-Van Heusen Corp.	1,009,010
16,077	Under Armour, Inc. Class A*	532,631
15,617	Warnaco Group (The), Inc.*	564,398

		3,478,169

	Auto Parts & Equipment — 0.2%

44,290	Amerigon, Inc. Class A*	326,860

	Banks — 1.6%

12,990	Credicorp, Ltd.	1,180,661
12,097	Eagle Bancorp, Inc.*	142,503
10,330	East-West Bancorp, Inc.	157,533
138,100	Huntington Bancshares, Inc.	765,074
67,173	People’s United Financial, Inc.	906,835
57,780	Popular, Inc.*	154,850

		3,307,456

	Beverages — 0.7%

34,780	Hansen Natural Corp.*	1,360,246

	Biotechnology — 4.9%

57,789	Alexion Pharmaceuticals, Inc.*	2,958,219
21,800	Charles River Laboratories International, Inc.*	745,778
42,341	Halozyme Therapeutics, Inc.*	298,081
38,314	Illumina, Inc.*	1,667,808
23,558	Incyte Corp.*	260,787
43,881	Life Technologies Corp.*	2,073,377
3,660	Millipore Corp.*	390,339
27,379	Talecris Biotherapeutics Holdings Corp.*	577,697
15,929	United Therapeutics Corp.*	777,495

		9,749,581

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 1.0%

36,900	Celanese Corp.	919,179
67,994	Ferro Corp.*	501,116
37,105	RPM International, Inc.	661,953

		2,082,248

	Coal — 2.2%

21,020	Alpha Natural Resources, Inc.*	711,947
46,670	Consol Energy, Inc.	1,575,579
56,550	Massey Energy Co.	1,546,643
7,927	Walter Energy, Inc.	482,358

		4,316,527

	Commercial Services — 5.2%

24,600	Alliance Data Systems Corp.*	1,464,192
3,753	Capella Education Co.*	305,307
19,666	Coinstar, Inc.*	845,048
65,661	Genpact, Ltd.*	1,019,715
19,805	Grand Canyon Education, Inc.*	464,031
60,408	Healthcare Services Group	1,144,732
57,563	Iron Mountain, Inc.	1,292,865
11,152	Manpower, Inc.	481,543
66,975	Navigant Consulting, Inc.*	695,200
31,278	Quanta Services, Inc.*	645,891
43,233	Ritchie Bros Auctioneers, Inc.	787,705
28,090	Robert Half International, Inc.	661,520
17,589	Verisk Analytics, Inc. Class A*	525,911

		10,333,660

	Computers — 1.1%

239,500	Brocade Communications Systems, Inc.*	1,235,820
33,151	MICROS Systems, Inc.*	1,056,522

		2,292,342

	Cosmetics & Personal Care — 0.5%

25,674	Alberto-Culver Co.	695,509
55,100	Skilled Healthcare Group, Inc. Class A*	374,129

		1,069,638

	Distribution & Wholesale — 1.6%

20,329	Fastenal Co.	1,020,313
35,962	LKQ Corp.*	693,347
10,304	Watsco, Inc.	596,808
25,300	WESCO International, Inc.*	851,851

		3,162,319

	Diversified Financial Services — 3.6%

9,697	Affiliated Managers Group, Inc.*	589,287
18,998	Eaton Vance Corp.	524,535

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Diversified Financial Services — continued

33,507	Evercore Partners, Inc. Class A	782,388
9,134	Greenhill & Co., Inc.	558,361
6,577	IntercontinentalExchange, Inc.*	743,398
15,679	Lazard, Ltd. Class A	418,786
42,753	Och-Ziff Capital Management Group LLC	538,260
10,267	Oppenheimer Holdings, Inc. Class A	245,895
94,392	SLM Corp.*	980,733
118,826	TradeStation Group, Inc.*	802,076
48,950	Waddell & Reed Financial, Inc. Class A	1,071,026

		7,254,745

	Electrical Components & Equipment — 1.0%

29,650	Ametek, Inc.	1,190,448
16,793	Energizer Holdings, Inc.*	844,352

		2,034,800

	Electronics — 3.8%

68,298	Amphenol Corp. Class A	2,682,746
37,725	Cogent, Inc.*	339,902
12,257	Dolby Laboratories, Inc. Class A*	768,391
31,358	FLIR Systems, Inc.*	912,204
70,200	Gentex Corp.	1,262,196
36,442	Sensata Technologies Holding NV*	582,708
65,740	Sonic Solutions, Inc.*	548,929
18,891	Woodward Governor Co.	482,287

		7,579,363

	Engineering & Construction — 0.8%

33,713	KBR, Inc.	685,722
17,851	McDermott International, Inc.*	386,653
12,973	Mistras Group, Inc.*	139,071
10,943	URS Corp.*	430,607

		1,642,053

	Entertainment — 0.5%

98,450	Scientific Games Corp. Class A*	905,740

	Environmental Control — 1.3%

124,556	Energy Recovery, Inc.*	498,224
21,147	Nalco Holding Co.	432,668
7,513	Stericycle, Inc.*	492,703
34,850	Waste Connections, Inc.*	1,215,916

		2,639,511

	Food — 0.9%

28,210	Ralcorp Holdings, Inc.*	1,545,908
57,781	Smart Balance, Inc.*	236,324

		1,782,232

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Forest Products & Paper — 0.4%

15,410	Schweitzer-Mauduit International, Inc.	777,435

	Hand & Machine Tools — 0.4%

33,173	Kennametal, Inc.	843,589

	Health Care - Products — 3.7%

71,630	Bruker Corp.*	871,021
19,420	CareFusion Corp.*	440,834
21,931	Henry Schein, Inc.*	1,204,012
46,950	Hill-Rom Holdings, Inc.	1,428,688
38,253	IDEXX Laboratories, Inc.*	2,329,608
33,825	Natus Medical, Inc.*	551,009
9,922	Techne Corp.	570,019

		7,395,191

	Health Care - Services — 3.6%

47,576	Brookdale Senior Living, Inc.*	713,640
33,700	Community Health Systems, Inc.*	1,139,397
49,700	Coventry Health Care, Inc.*	878,696
133,397	Health Management Associates, Inc. Class A*	1,036,495
27,348	HealthSouth Corp.*	511,681
33,787	ICON Plc, Sponsored ADR*	976,106
12,040	Mettler-Toledo International, Inc.*	1,344,025
10,078	Pediatrix Medical Group, Inc.*	560,438

		7,160,478

	Home Builders — 0.1%

7,769	Thor Industries, Inc.	184,514

	Home Furnishings — 0.7%

10,267	DTS, Inc.*	337,476
7,175	Harman International Industries, Inc.*	214,461
24,496	Tempur-Pedic International, Inc.*	753,252

		1,305,189

	Household Products & Wares — 1.4%

18,000	Church & Dwight Co., Inc.	1,128,780
26,750	Fossil, Inc.*	928,225
15,489	Scotts Miracle-Gro Co. (The) Class A	687,866

		2,744,871

	Housewares — 0.2%

27,697	Newell Rubbermaid, Inc.	405,484

	Internet — 4.3%

4,131	Blue Nile, Inc.*	194,488
41,700	Check Point Software Technologies*	1,229,316
48,154	Ctrip.com International, Ltd., ADR*	1,808,664

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Internet — continued

21,588	Equinix, Inc.*	1,753,377
22,136	Expedia, Inc.	415,714
9,883	F5 Networks, Inc.*	677,677
23,797	GSI Commerce, Inc.*	685,354
4,696	NetFlix, Inc.*	510,220
48,050	VeriSign, Inc.*	1,275,728

		8,550,538

	Iron & Steel — 0.0%

5,513	Steel Dynamics, Inc.	72,716

	Leisure Time — 0.8%

40,074	WMS Industries, Inc.*	1,572,904

	Lodging — 0.6%

20,216	Choice Hotels International, Inc.	610,725
51,697	MGM Resorts International*	498,359
20,552	Orient-Express Hotels, Ltd. Class A*	152,085

		1,261,169

	Machinery - Construction & Mining — 0.3%

11,265	Joy Global, Inc.	564,264

	Machinery - Diversified — 2.7%

17,636	AGCO Corp.*	475,643
79,750	IDEX Corp.	2,278,458
6,049	Rockwell Automation, Inc.	296,945
31,423	Roper Industries, Inc.	1,758,431
13,289	Wabtec Corp.	530,098

		5,339,575

	Metal Fabricate & Hardware — 0.2%

31,798	Sims Metal Management, Ltd., Sponsored ADR	450,260

	Mining — 0.9%

19,950	Compass Minerals International, Inc.	1,402,086
47,991	Thompson Creek Metals Co., Inc.*	416,562

		1,818,648

	Miscellaneous - Manufacturing — 1.4%

34,981	Actuant Corp. Class A	658,692
33,450	Crane Co.	1,010,524
6,111	SPX Corp.	322,722
44,172	STR Holdings, Inc.*	830,434

		2,822,372

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 3.8%

82,950	Denbury Resources, Inc.*	1,214,388
44,450	Ensco Plc, Sponsored ADR	1,745,996
37,682	Foster Wheeler AG*	793,583
56,094	PetroHawk Energy Corp.*	951,915
103,784	Rex Energy Corp.*	1,048,218
24,651	Whiting Petroleum Corp.*	1,933,132

		7,687,232

	Oil & Gas Services — 2.2%

13,156	Core Laboratories NV	1,941,957
18,544	Dril-Quip, Inc.*	816,307
39,200	Exterran Holdings, Inc.*	1,011,752
30,214	Helix Energy Solutions Group, Inc.*	325,405
5,260	Oceaneering International, Inc.*	236,174

		4,331,595

	Packaging & Containers — 0.7%

56,050	Crown Holdings, Inc.*	1,403,492

	Pharmaceuticals — 2.3%

51,016	Amylin Pharmaceuticals, Inc.*	959,101
20,450	BioMarin Pharmaceutical, Inc.*	387,732
14,160	Catalyst Health Solutions, Inc.*	488,520
4,218	Cephalon, Inc.*	239,372
145,775	Elan Corp. Plc, Sponsored ADR*	655,987
36,054	Eurand NV*	349,363
29,068	Patterson Cos., Inc.	829,310
13,821	Salix Pharmaceuticals, Ltd.*	539,434
99,825	Santarus, Inc.*	247,566

		4,696,385

	Real Estate — 0.6%

92,801	CB Richard Ellis Group, Inc. Class A*	1,263,022

	REITS — 0.5%

46,000	Hospitality Properties Trust REIT	970,600

	Retail — 6.4%

15,440	Advance Auto Parts, Inc.	774,779
72,200	American Eagle Outfitters, Inc.	848,350
40,697	Chico’s FAS, Inc.	402,086
25,759	Copart, Inc.*	922,430
69,751	Dick’s Sporting Goods, Inc.*	1,736,102
64,626	GameStop Corp. Class A*	1,214,322
43,500	Hibbett Sports, Inc.*	1,042,260
11,213	MSC Industrial Direct Co., Inc Class A	568,051
23,725	O’Reilly Automotive, Inc.*	1,128,361
118,919	OfficeMax, Inc.*	1,553,082
16,086	P.F. Chang’s China Bistro, Inc.	637,810

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Retail — continued

28,334	Petsmart, Inc.	854,837
14,087	Rue21, Inc.*	427,400
38,513	Texas Roadhouse, Inc. Class A*	486,034
7,402	Tiffany & Co.	280,610

		12,876,514

	Semiconductors — 5.3%

60,760	Altera Corp.	1,507,456
22,762	Cavium Networks, Inc.*	596,137
56,906	Formfactor, Inc.*	614,585
28,841	Hittite Microwave Corp.*	1,290,346
32,832	International Rectifier Corp.*	611,003
21,869	Intersil Corp. Class A	264,833
14,706	Lam Research Corp.*	559,710
18,783	Linear Technology Corp.	522,355
232,800	LSI Corp.*	1,070,880
43,598	Microsemi Corp.*	637,839
51,896	National Semiconductor Corp.	698,520
137,200	ON Semiconductor Corp.*	875,336
27,493	QLogic Corp.*	456,934
16,533	Varian Semiconductor Equipment Associates, Inc.*	473,836
15,580	Xilinx, Inc.	393,551

		10,573,321

	Software — 8.0%

15,918	Allscripts-Misys Healthcare Solutions, Inc.*	256,280
36,108	ANSYS, Inc.*	1,464,902
20,055	ArcSight, Inc.*	449,031
35,325	BMC Software, Inc.*	1,223,305
23,700	Citrix Systems, Inc.*	1,000,851
21,966	Concur Technologies, Inc.*	937,509
67,977	Emdeon, Inc. Class A*	851,752
46,638	Global Payments, Inc.	1,704,152
23,634	Informatica Corp.*	564,380
31,915	Medassets, Inc.*	736,598
67,792	MSCI, Inc. Class A*	1,857,501
107,050	Nuance Communications, Inc.*	1,600,397
8,357	Rosetta Stone, Inc.*	191,877
10,360	Salesforce.com, Inc.*	889,095
33,217	SolarWinds, Inc.*	532,801
40,104	SuccessFactors, Inc.*	833,762
32,713	VeriFone Systems, Inc.*	619,257
13,187	Verint Systems, Inc.*	304,356

		16,017,806

	Telecommunications — 5.5%

33,159	ADTRAN, Inc.	904,246
33,916	Aruba Networks, Inc.*	482,964
42,660	Calix, Inc.*	437,692

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Telecommunications — continued

86,775	Comverse Technology, Inc.*	676,845
30,005	DigitalGlobe, Inc.*	789,131
24,354	IPG Photonics Corp.*	370,911
26,170	Motricity, Inc.*	230,296
42,111	NICE Systems, Ltd., Sponsored ADR*	1,073,409
53,731	NII Holdings, Inc. Class B*	1,747,332
79,781	SBA Communications Corp.*	2,713,352
30,448	Tekelec*	403,132
69,799	tw telecom, Inc. Class A*	1,164,247

		10,993,557

	Transportation — 2.1%

49,902	Echo Global Logistics, Inc.*	609,303
25,696	Genesee & Wyoming, Inc. Class A*	958,718
19,736	J.B. Hunt Transport Services, Inc.	644,775
34,959	Knight Transportation, Inc.	707,570
25,050	Landstar System, Inc.	976,700
15,440	Roadrunner Transportation Systems, Inc.*	219,402

		4,116,468

	TOTAL COMMON STOCKS (COST $179,627,111)	187,245,139

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.3%

	Bank Deposits — 3.3%

6,648,650	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/10	6,648,650

	TOTAL SHORT-TERM INVESTMENTS (COST $6,648,650)	6,648,650

	TOTAL INVESTMENTS — 96.8% (Cost $186,275,761)	193,893,789

	Other Assets and Liabilities (net) — 3.2%	6,430,216

	NET ASSETS — 100.0%	$200,324,005

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security.

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	93.5
Short-Term Investments	3.3
Other Assets and Liabilities (net)	3.2

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%

	Aerospace & Defense — 0.3%

15,000	AAR Corp.*	251,100
6,300	Esterline Technologies Corp.*	298,935

		550,035

	Agriculture — 0.2%

9,500	Andersons (The), Inc.	309,605
2,100	Universal Corp.	83,328

		392,933

	Airlines — 0.3%

1,000	Alaska Air Group, Inc.*	44,950
19,400	Hawaiian Holdings, Inc.*	100,298
31,500	Republic Airways Holdings, Inc.*	192,465
21,200	Skywest, Inc.	259,064

		596,777

	Apparel — 0.9%

36,100	Phillips-Van Heusen Corp.	1,670,347
5,900	Timberland Co. (The) Class A*	95,285

		1,765,632

	Auto Parts & Equipment — 0.8%

5,400	ATC Technology Corp.*	87,048
10,100	Dana Holding Corp.*	101,000
5,700	Exide Technologies*	29,640
20,700	Lear Corp.*	1,370,340
2,100	Superior Industries International, Inc.	28,224

		1,616,252

	Banks — 7.5%

15,100	Associated Banc-Corp.	185,126
32,640	BancorpSouth, Inc.	583,603
12,200	Bank Mutual Corp.	69,296
13,200	Bank of Hawaii Corp.	638,220
8,300	BOK Financial Corp.	394,001
28,500	Central Pacific Financial Corp.*	42,750
1,500	Chemical Financial Corp.	32,670
83,070	Citizens Republic Bancorp, Inc.*	70,610
3,400	City Holding Co.	94,792
46,800	Comerica, Inc.	1,723,644
17,718	Commerce Bancshares, Inc.	637,671
9,400	Cullen/Frost Bankers, Inc.	483,160
60,200	Fifth Third Bancorp	739,858
900	First Citizens BancShares, Inc. Class A	173,097
19,349	First Horizon National Corp.*	221,550

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Banks — continued

75,400	Fulton Financial Corp.	727,610
31,400	International Bancshares Corp.	524,066
141,400	KeyCorp	1,087,366
27,200	Marshall & Ilsley Corp.	195,296
29,700	Northwest Bancshares, Inc.	340,659
3,000	Park National Corp.	195,120
93,589	People’s United Financial, Inc.	1,263,451
36,400	Prosperity Bancshares, Inc.	1,264,900
10,010	Republic Bancorp, Inc. Class A	224,224
232,057	South Financial Group (The), Inc.	63,236
54,300	Sterling Bancshares, Inc.	255,753
56,794	Sterling Financial Corp.*	31,237
10,000	TCF Financial Corp.	166,100
51,300	Texas Capital Bancshares, Inc.*	841,320
6,600	Trustmark Corp.	137,412
15,845	UMB Financial Corp.	563,448
13,300	United Bankshares, Inc.	318,402
5,700	WesBanco, Inc.	96,045
97,000	Western Alliance Bancorp*	695,490
10,300	Zions BanCorp	222,171

		15,303,354

	Beverages — 0.3%

8,040	Cia Cervecerias Unidas SA, ADR	346,444
4,512	Coca-Cola Bottling Co. Consolidated	216,215
9,300	Constellation Brands, Inc. Class A*	145,266

		707,925

	Biotechnology — 0.2%

15,730	Martek Biosciences Corp.*	372,958

	Building Materials — 0.6%

33,600	Apogee Enterprises, Inc.	363,888
4,500	Armstrong World Industries, Inc.*	135,810
18,500	Comfort Systems USA, Inc.	178,710
22,613	Gibraltar Industries, Inc.*	228,391
6,000	Owens Corning, Inc.*	179,460
3,100	Universal Forest Products, Inc.	93,961

		1,180,220

	Chemicals — 2.5%

24,600	A. Schulman, Inc.	466,416
15,100	Ashland, Inc.	700,942
27,300	Celanese Corp.	680,043
8,800	CF Industries Holdings, Inc.	558,360
15,100	Eastman Chemical Co.	805,736
3,000	Huntsman Corp.	26,010

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued

3,900	Innophos Holdings, Inc.	101,712
14,050	Intrepid Potash, Inc.*	274,959
6,300	OM Group, Inc.*	150,318
81,000	PolyOne Corp.*	682,020
4,000	Spartech Corp.*	41,000
4,180	Stepan Co.	286,037
13,300	W.R. Grace & Co.*	279,832

		5,053,385

	Coal — 0.7%

34,550	Alpha Natural Resources, Inc.*	1,170,208
10,400	Cloud Peak Energy, Inc.*	137,904
600	Walter Energy, Inc.	36,510

		1,344,622

	Commercial Services — 3.2%

11,900	Administaff, Inc.	287,504
2,600	Albany Molecular Research, Inc.*	13,442
28,700	AMN Healthcare Services, Inc.*	214,676
3,670	Chemed Corp.	200,529
1,700	Consolidated Graphics, Inc.*	73,508
35,900	Convergys Corp.*	352,179
13,700	Corinthian Colleges, Inc.*	134,945
8,180	Corporate Executive Board Co. (The)	214,889
6,900	CRA International, Inc.*	129,927
24,695	Equifax, Inc.	692,942
3,190	Forrester Research, Inc.*	96,529
36,780	Geo Group (The), Inc.*	763,185
7,400	Healthspring, Inc.*	114,774
14,525	Hewitt Associates, Inc. Class A*	500,531
12,347	Ituran Location and Control, Ltd.	185,082
182,643	Jackson Hewitt Tax Service, Inc.*	206,387
7,200	Kelly Services, Inc. Class A*	107,064
8,400	Kendle International, Inc.*	96,768
8,995	Korn/Ferry International*	125,030
21,250	Lincoln Educational Services Corp.*	437,537
17,800	PHH Corp.*	338,912
37,900	Rent-A-Center, Inc.*	767,854
9,900	SFN Group, Inc.*	54,054
5,100	Steiner Leisure, Ltd.*	196,044
8,300	TeleTech Holdings, Inc.*	106,987
22,000	United Rentals, Inc.*	205,040

		6,616,319

	Computers — 1.1%

176,616	Brocade Communications Systems, Inc.*	911,339
15,100	Cogo Group, Inc.*	94,224

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Computers — continued

13,480	DST Systems, Inc.	487,167
21,300	Lexmark International, Inc. Class A*	703,539
8,000	Unisys Corp.*	147,920

		2,344,189

	Cosmetics & Personal Care — 0.6%

6,800	Alberto-Culver Co.	184,212
72,130	Elizabeth Arden, Inc.*	1,047,328

		1,231,540

	Distribution & Wholesale — 1.5%

50,770	Ingram Micro, Inc. Class A*	771,196
11,600	Tech Data Corp.*	413,192
26,650	United Stationers, Inc.*	1,451,626
13,311	WESCO International, Inc.*	448,181

		3,084,195

	Diversified Financial Services — 2.5%

36,500	Ameriprise Financial, Inc.	1,318,745
129,550	Discover Financial Services	1,811,109
28,600	Investment Technology Group, Inc.*	459,316
33,160	Knight Capital Group, Inc. Class A*	457,276
29,700	MF Global Holdings, Ltd.*	169,587
32,500	Nelnet, Inc. Class A	626,600
7,920	Oppenheimer Holdings, Inc. Class A	189,684

		5,032,317

	Electric — 3.9%

10,500	Allegheny Energy, Inc.	217,140
18,100	Avista Corp.	353,493
112,400	CMS Energy Corp.	1,646,660
25,300	DTE Energy Co.	1,153,933
8,380	Dynegy, Inc.*	32,263
7,700	El Paso Electric Co.*	148,995
5,100	Integrys Energy Group, Inc.	223,074
14,000	MDU Resources Group, Inc.	252,420
9,100	Mirant Corp.*	96,096
7,100	Northeast Utilities	180,908
21,000	NorthWestern Corp.	550,200
17,400	NSTAR	609,000
34,700	NV Energy, Inc.	409,807
17,900	Pepco Holdings, Inc.	280,672
13,700	Pinnacle West Capital Corp.	498,132
7,160	Portland General Electric Co.	131,243

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Electric — continued

46,800	TECO Energy, Inc.	705,276
14,720	Unisource Energy Corp.	444,249

		7,933,561

	Electrical Components & Equipment — 2.1%

36,625	Advanced Energy Industries, Inc.*	450,121
30,150	Belden, Inc.	663,300
3,600	EnerSys*	76,932
42,400	General Cable Corp.*	1,129,960
57,300	GrafTech International, Ltd.*	837,726
4,400	Hubbell, Inc.	174,636
500	Insteel Industries, Inc.	5,810
46,900	Molex, Inc.	855,456

		4,193,941

	Electronics — 2.2%

41,012	Arrow Electronics, Inc.*	916,618
40,694	Avnet, Inc.*	981,133
10,600	Benchmark Electronics, Inc.*	168,010
35,954	Coherent, Inc.*	1,233,222
2,550	Cubic Corp.	92,769
10,250	Daktronics, Inc.	76,875
4,500	Methode Electronics, Inc.	43,830
12,200	Thomas & Betts Corp.*	423,340
4,000	TTM Technologies, Inc.*	38,000
51,400	Vishay Intertechnology, Inc.*	397,836
2,500	Watts Water Technologies, Inc.	71,650

		4,443,283

	Energy-Alternate Sources — 0.0%

4,600	Covanta Holding Corp.*	76,314

	Engineering & Construction — 0.4%

4,600	Dycom Industries, Inc.*	39,330
17,300	Emcor Group, Inc.*	400,841
7,500	KBR, Inc.	152,550
13,620	Tutor Perini Corp.*	224,458

		817,179

	Entertainment — 0.7%

28,665	International Speedway Corp. Class A	738,410
14,700	Penn National Gaming, Inc.*	339,570
24,000	Pinnacle Entertainment, Inc.*	227,040
15,700	Regal Entertainment Group Class A	204,728

		1,509,748

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Environmental Control — 0.1%

3,900	Mine Safety Appliances Co.	96,642
1,500	Waste Connections, Inc.*	52,335

		148,977

	Food — 3.7%

24,600	Chiquita Brands International, Inc.*	298,890
118,200	Del Monte Foods Co.	1,700,898
13,500	Dole Food Co., Inc.*	140,805
37,000	Fresh Del Monte Produce, Inc.*	748,880
23,000	Hormel Foods Corp.	931,040
12,494	Industries Bachoco, S.A.B., Sponsored ADR	214,522
5,290	J&J Snack Foods Corp.	222,709
1,100	Lancaster Colony Corp.	58,696
5,000	Nash Finch Co.	170,800
5,100	Ralcorp Holdings, Inc.*	279,480
38,150	Ruddick Corp.	1,182,269
2,100	Smithfield Foods, Inc.*	31,290
500	Spartan Stores, Inc.	6,860
19,200	SUPERVALU, Inc.	208,128
10,700	TreeHouse Foods, Inc.*	488,562
28,500	Tyson Foods, Inc. Class A	467,115
15,993	Village Super Market, Inc. Class A	419,816
6,300	Winn-Dixie Stores, Inc.*	60,732

		7,631,492

	Forest Products & Paper — 1.8%

315,700	Boise, Inc.*	1,733,193
2,400	Clearwater Paper Corp.*	131,424
6,500	Domtar Corp.	319,475
43,970	Glatfelter	477,074
6,700	KapStone Paper and Packaging Corp.*	74,638
1,500	Potlatch Corp.	53,595
2,800	Rayonier, Inc.	123,256
15,116	Temple-Inland, Inc.	312,448
74,776	Wausau Paper Corp.*	506,234

		3,731,337

	Gas — 0.8%

6,000	AGL Resources, Inc.	214,920
6,700	Atmos Energy Corp.	181,168
18,890	Energen Corp.	837,394
6,900	New Jersey Resources Corp.	242,880
8,200	UGI Corp.	208,608

		1,684,970

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Hand & Machine Tools — 0.5%

6,174	Lincoln Electric Holdings, Inc.	314,812
13,750	Stanley Black & Decker, Inc.	694,650

		1,009,462

	Health Care - Products — 1.2%

9,800	CryoLife, Inc.*	52,822
3,400	Greatbatch, Inc.*	75,854
5,400	Haemonetics Corp.*	289,008
9,700	Hill-Rom Holdings, Inc.	295,171
13,800	ICU Medical, Inc.*	443,946
16,400	Invacare Corp.	340,136
10,400	Kinetic Concepts, Inc.*	379,704
900	LCA-Vision, Inc.*	4,986
16,270	STERIS Corp.	505,672
4,200	Symmetry Medical, Inc.*	44,268

		2,431,567

	Health Care - Services — 2.9%

3,990	Air Methods Corp.*	118,703
5,500	Community Health Systems, Inc.*	185,955
6,000	Coventry Health Care, Inc.*	106,080
4,910	Genoptix, Inc.*	84,452
15,800	Gentiva Health Services, Inc.*	426,758
120,800	Health Management Associates, Inc. Class A*	938,616
58,250	Health Net, Inc.*	1,419,552
56,500	Kindred Healthcare, Inc.*	725,460
3,400	LifePoint Hospitals, Inc.*	106,760
8,300	Magellan Health Services, Inc.*	301,456
15,900	Molina Healthcare, Inc.*	457,920
4,310	National Healthcare Corp.	148,523
8,600	Res-Care, Inc.*	83,076
16,700	Sun Healthcare Group, Inc.*	134,936
17,000	Universal Health Services, Inc. Class B	648,550
1,900	WellCare Health Plans, Inc.*	45,106

		5,931,903

	Home Builders — 0.2%

8,200	D.R. Horton, Inc.	80,606
17,700	KB Home	194,700
500	Meritage Homes Corp.*	8,140
11,800	Ryland Group, Inc.	186,676

		470,122

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Home Furnishings — 0.3%

30,100	La-Z-Boy, Inc.*	223,643
4,400	Leggett & Platt, Inc.	88,264
4,025	Whirlpool Corp.	353,476

		665,383

	Household Products & Wares — 0.3%

9,100	American Greetings Corp. Class A	170,716
29,800	Central Garden and Pet Co. Class A*	267,306
2,500	Helen of Troy, Ltd.*	55,150
2,900	Jarden Corp.	77,923

		571,095

	Housewares — 0.2%

25,100	Newell Rubbermaid, Inc.	367,464

	Insurance — 8.9%

1,899	Alleghany Corp.*	556,977
23,550	Allied World Assurance Co. Holdings, Ltd.	1,068,699
34,350	Alterra Capital Holdings, Ltd.	645,093
16,700	American Financial Group, Inc.	456,244
200	American National Insurance Co.	16,194
1,100	American Physicians Capital, Inc.	33,935
5,800	Amtrust Financial Services, Inc.	69,832
4,400	Arch Capital Group, Ltd.*	327,800
9,500	Argo Group International Holdings, Ltd.	290,605
18,700	Aspen Insurance Holdings, Ltd.	462,638
17,650	Assurant, Inc.	612,455
10,100	Axis Capital Holdings, Ltd.	300,172
18,080	Cincinnati Financial Corp.	467,730
16,900	CNO Financial Group, Inc.*	83,655
16,630	eHealth, Inc.*	189,083
13,100	Endurance Specialty Holdings, Ltd.	491,643
69,200	Genworth Financial, Inc. Class A*	904,444
17,590	Hanover Insurance Group (The), Inc.	765,165
12,500	HCC Insurance Holdings, Inc.	309,500
22,800	Horace Mann Educators Corp.	348,840
19,600	Montpelier Re Holdings, Ltd.	292,628
6,245	Navigators Group, Inc.*	256,857
12,020	OneBeacon Insurance Group, Ltd. Class A	172,126
9,400	PartnerRe, Ltd.	659,316
100,300	Phoenix Cos. (The), Inc.*	211,633
12,400	Platinum Underwriters Holdings, Ltd.	449,996
16,900	Protective Life Corp.	361,491
37,940	Reinsurance Group of America, Inc.	1,734,237
4,600	RenaissanceRe Holdings, Ltd.	258,842
17,674	StanCorp Financial Group, Inc.	716,504
5,400	Transatlantic Holdings, Inc.	258,984

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued

3,600	Unitrin, Inc.	92,160
25,200	Universal American Corp.*	362,880
23,801	Validus Holdings, Ltd.	581,220
1,193	White Mountains Insurance Group, Ltd.	386,771
10,100	Willis Group Holdings Plc	303,505
36,380	WR Berkley Corp.	962,615
102,600	XL Group Plc	1,642,626

		18,105,095

	Internet — 0.4%

3,000	AOL, Inc.*	62,370
5,100	Earthlink, Inc.	40,596
16,400	IAC/InterActiveCorp*	360,308
13,730	j2 Global Communications, Inc.*	299,863
34,130	TeleCommunication Systems, Inc. Class A*	141,298

		904,435

	Investment Companies — 0.2%

58,100	American Capital, Ltd.*	280,042
11,000	Apollo Investment Corp.	102,630
2,580	Ares Capital Corp.	32,327

		414,999

	Iron & Steel — 1.1%

16,350	Cliffs Natural Resources, Inc.	771,066
41,452	Reliance Steel & Aluminum Co.	1,498,490

		2,269,556

	Lodging — 0.9%

4,200	Boyd Gaming Corp.*	35,658
89,250	Wyndham Worldwide Corp.	1,797,495

		1,833,153

	Machinery - Construction & Mining — 0.4%

18,000	Bucyrus International, Inc.	854,100

	Machinery - Diversified — 0.9%

8,100	Briggs & Stratton Corp.	137,862
800	Cascade Corp.	28,488
20,022	Gardner Denver, Inc.	892,781
8,350	Middleby Corp.*	444,136
3,400	NACCO Industries, Inc. Class A	301,784

		1,805,051

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Media — 0.5%

34,450	Gannett Co., Inc.	463,697
2,600	Liberty Media Corp. — Capital Series A*	108,966
17,700	Scholastic Corp.	426,924

		999,587

	Metal Fabricate & Hardware — 1.7%

30,700	CIRCOR International, Inc.	785,306
11,100	Commercial Metals Co.	146,742
10,200	Haynes International, Inc.	314,466
2,600	Ladish Co., Inc.*	59,072
5,400	LB Foster Co. Class A*	139,968
17,200	Mueller Industries, Inc.	423,120
3,200	Northwest Pipe Co.*	60,800
51,250	Timken Co. (The)	1,331,987
9,600	Worthington Industries, Inc.	123,456

		3,384,917

	Mining — 1.5%

73,000	Aurizon Mines, Ltd.*	360,620
6,600	Coeur d’Alene Mines Corp.*	104,148
43,800	Globe Specialty Metals, Inc.*	452,454
46,600	Jaguar Mining, Inc.*	411,478
9,300	Kaiser Aluminum Corp.	322,431
205,416	Northgate Minerals Corp.*	616,248
15,350	Royal Gold, Inc.	736,800
15,400	USEC, Inc.*	73,304

		3,077,483

	Miscellaneous - Manufacturing — 3.8%

33,290	Aptargroup, Inc.	1,259,028
25,055	Brink’s Co. (The)	476,796
31,800	Carlisle Cos., Inc.	1,148,934
14,800	Ceradyne, Inc.*	316,276
15,300	Cooper Industries Plc	673,200
8,400	EnPro Industries, Inc.*	236,460
103,364	Griffon Corp.*	1,143,206
17,600	Harsco Corp.	413,600
54,500	Pentair, Inc.	1,754,900
2,600	SPX Corp.	137,306
1,800	Teleflex, Inc.	97,704
5,600	Tredegar Corp.	91,392
5,800	Trinity Industries, Inc.	102,776

		7,851,578

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 2.4%

10,200	Alon USA Energy, Inc.	64,872
400	Clayton Williams Energy, Inc.*	16,848
47,114	Denbury Resources, Inc.*	689,749
15,960	Frontier Oil Corp.	214,662
25,635	Newfield Exploration Co.*	1,252,526
9,500	Penn Virginia Corp.	191,045
3,500	Petroleum Development Corp.*	89,670
13,100	Petroquest Energy, Inc.*	88,556
8,400	Rowan Cos., Inc.*	184,296
17,764	SM Energy Co.	713,402
14,800	Stone Energy Corp.*	165,168
20,900	Tesoro Corp.	243,903
23,600	Vaalco Energy, Inc.	132,160
11,500	Whiting Petroleum Corp.*	901,830

		4,948,687

	Oil & Gas Services — 1.6%

26,580	Acergy SA, Sponsored ADR	393,118
85,400	Cal Dive International, Inc.*	499,590
62,150	Complete Production Services, Inc.*	888,745
29,900	Global Industries, Ltd.*	134,251
2,700	Matrix Service Co.*	25,137
26,425	Oil States International, Inc.*	1,045,902
1,800	SEACOR Holdings, Inc.*	127,188
10,900	Tetra Technologies, Inc.*	98,972

		3,212,903

	Packaging & Containers — 0.4%

13,814	Packaging Corp. of America	304,184
2,900	Sealed Air Corp.	57,188
7,200	Silgan Holdings, Inc.	204,336
8,000	Sonoco Products Co.	243,840

		809,548

	Pharmaceuticals — 2.1%

41,125	AmerisourceBergen Corp.	1,305,719
65,200	Biovail Corp.	1,254,448
14,300	Endo Pharmaceuticals Holdings, Inc.*	312,026
783	Furiex Pharmaceuticals, Inc.*	7,955
53,800	Omnicare, Inc.	1,275,060
19,200	Viropharma, Inc.*	215,232

		4,370,440

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Pipelines — 0.8%

7,950	National Fuel Gas Co.	364,746
3,300	ONEOK, Inc.	142,725
25,300	Questar Corp.	1,150,897

		1,658,368

	Real Estate — 1.0%

67,950	CB Richard Ellis Group, Inc. Class A*	924,800
9,630	FirstService Corp.*	200,015
25,400	Forestar Group, Inc.*	456,184
38,020	Hilltop Holdings, Inc.*	380,580

		1,961,579

	REITS — 7.3%

2,000	Acadia Realty Trust REIT	33,640
3,000	Alexandria Real Estate Equities, Inc. REIT	190,110
9,600	AMB Property Corp. REIT	227,616
2,368	American Campus Communities, Inc. REIT	64,623
400	American Capital Agency Corp. REIT	10,568
8,200	Anworth Mortgage Asset Corp. REIT	58,384
7,756	Apartment Investment & Management Co. REIT Class A	150,234
64,575	BioMed Realty Trust, Inc. REIT	1,039,012
8,300	Brandywine Realty Trust REIT	89,225
4,300	Bre Properties, Inc. REIT	158,799
4,400	Camden Property Trust REIT	179,740
4,600	Capstead Mortgage Corp. REIT	50,876
131,491	CBL & Associates Properties, Inc. REIT	1,635,748
44,700	Chimera Investment Corp. REIT	161,367
4,600	Colonial Properties Trust REIT	66,838
3,800	Corporate Office Properties Trust REIT	143,488
4,973	Cousins Properties, Inc. REIT	33,518
10,400	DCT Industrial Trust, Inc. REIT	47,008
10,800	Developers Diversified Realty Corp. REIT	106,920
7,853	DiamondRock Hospitality Co. REIT*	64,551
7,800	Douglas Emmett, Inc. REIT	110,916
12,900	Duke Realty Corp. REIT	146,415
63,350	DuPont Fabros Technology, Inc. REIT	1,555,876
1,000	EastGroup Properties, Inc. REIT	35,580
2,800	Entertainment Properties Trust REIT	106,596
2,700	Equity One, Inc. REIT	42,120
1,900	Essex Property Trust, Inc. REIT	185,326
4,900	Extra Space Storage, Inc. REIT	68,110
3,300	Federal Realty Investment Trust REIT	231,891
1,600	First Potomac Realty Trust REIT	22,992
3,500	Franklin Street Properties Corp. REIT	41,335
4,700	Glimcher Realty Trust REIT	28,106
1,400	Government Properties Income Trust REIT	35,728
2,400	Hatteras Financial Corp. REIT	66,768

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	REITS — continued

8,600	Health Care, Inc. REIT	362,232
3,400	Healthcare Realty Trust, Inc. REIT	74,698
7,400	Hersha Hospitality Trust REIT Class A	33,448
4,900	Highwoods Properties, Inc. REIT	136,024
38,100	Home Properties, Inc. REIT	1,717,167
8,200	Hospitality Properties Trust REIT	173,020
14,700	HRPT Properties Trust REIT	91,287
2,000	Inland Real Estate Corp. REIT	15,840
1,700	Invesco Mortgage Capital, Inc. REIT	34,017
4,500	Investors Real Estate Trust REIT	39,735
6,400	iStar Financial, Inc. REIT*	28,544
2,900	Kilroy Realty Corp. REIT	86,217
4,200	Lasalle Hotel Properties REIT	86,394
7,073	Lexington Realty Trust REIT	42,509
7,500	Liberty Property Trust REIT	216,375
1,300	LTC Properties, Inc. REIT	31,551
8,729	Macerich Co. (The) REIT	325,766
50,900	Mack-Cali Realty Corp. REIT	1,513,257
5,300	Medical Properties Trust, Inc. REIT	50,032
18,800	MFA Financial, Inc. REIT	139,120
1,000	Mid-America Apartment Communities, Inc. REIT	51,470
1,600	National Health Investors, Inc. REIT	61,696
5,200	National Retail Properties, Inc. REIT	111,488
8,100	Nationwide Health Properties, Inc. REIT	289,737
5,400	Omega Healthcare Investors, Inc. REIT	107,622
3,400	Pennsylvania Real Estate Investment Trust REIT	41,548
3,500	Piedmont Office Realty Trust, Inc. REIT	65,555
2,600	Post Properties, Inc. REIT	59,098
800	PS Business Parks, Inc. REIT	44,624
6,500	Realty Income Corp. REIT	197,145
4,500	Redwood Trust, Inc. REIT	65,880
6,100	Regency Centers Corp. REIT	209,840
7,700	Senior Housing Properties Trust REIT	154,847
4,900	SL Green Realty Corp. REIT	269,696
1,500	Sovran Self Storage, Inc. REIT	51,645
3,200	Starwood Property Trust, Inc. REIT	54,240
1,300	Sun Communities, Inc. REIT	33,748
6,600	Sunstone Hotel Investors, Inc. REIT*	65,538
1,300	Tanger Factory Outlet Centers REIT	53,794
3,500	Taubman Centers, Inc. REIT	131,705
6,600	U-Store-It Trust REIT	49,236
8,884	UDR, Inc. REIT	169,951
3,500	Washington Real Estate Investment Trust REIT	96,565
7,000	Weingarten Realty Investors REIT	133,350

		14,957,275

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Retail — 6.7%

2,000	Barnes & Noble, Inc.	25,800
16,230	Big Lots, Inc.*	520,821
8,600	BJ’s Wholesale Club, Inc.*	318,286
13,270	Bob Evans Farms, Inc.	326,707
9,300	Brinker International, Inc.	134,478
21,829	Casey’s General Stores, Inc.	761,832
13,480	Copart, Inc.*	482,719
15,570	Cracker Barrel Old Country Store, Inc.	724,939
1,700	Dillard’s, Inc. Class A	36,550
18,300	Dollar Tree, Inc.*	761,829
16,910	Dress Barn, Inc.*	402,627
3,800	DSW, Inc. Class A*	85,348
43,100	Finish Line (The) Class A	600,383
25,600	Foot Locker, Inc.	323,072
42,000	Fred’s, Inc. Class A	464,520
18,700	GameStop Corp. Class A*	351,373
31,900	HSN, Inc.*	765,600
15,900	Insight Enterprises, Inc.*	209,244
22,500	Jones Apparel Group, Inc.	356,625
49,700	Nu Skin Enterprises, Inc. Class A	1,239,021
14,510	Papa John’s International, Inc.*	335,471
12,200	Pep Boys — Manny, Moe & Jack (The)	108,092
98,450	Petsmart, Inc.	2,970,237
10,300	Quiksilver, Inc.*	38,110
400	RadioShack Corp.	7,804
19,260	Signet Jewelers, Ltd.*	529,650
18,700	Wet Seal (The), Inc. Class A*	68,255
27,300	Williams-Sonoma, Inc.	677,586

		13,626,979

	Savings & Loans — 1.3%

12,900	Astoria Financial Corp.	177,504
154,700	First Niagara Financial Group, Inc.	1,938,391
37,400	Provident Financial Services, Inc.	437,206

		2,553,101

	Semiconductors — 2.1%

26,100	Cirrus Logic, Inc.*	412,641
127,300	Micron Technology, Inc.*	1,080,777
222,400	Teradyne, Inc.*	2,168,400
17,800	Veeco Instruments, Inc.*	610,184

		4,272,002

	Software — 0.9%

15,200	Broadridge Financial Solutions, Inc.	289,560
34,600	Compuware Corp.*	276,108
6,300	CSG Systems International, Inc.*	115,479

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Software — continued

34,600	Informatica Corp.*	826,248
12,900	Quest Software, Inc.*	232,716
7,700	THQ, Inc.*	33,264

		1,773,375

	Telecommunications — 2.3%

49,100	Amdocs, Ltd.*	1,318,335
25,000	Arris Group, Inc.*	254,750
700	Black Box Corp.	19,523
16,500	Cincinnati Bell, Inc.*	49,665
7,100	EchoStar Corp. Class A*	135,468
53,400	JDS Uniphase Corp.*	525,456
57,900	NTELOS Holdings Corp.	995,880
153,700	Qwest Communications International, Inc.	806,925
9,200	Telephone & Data Systems, Inc.	279,588
9,920	United States Cellular Corp.*	408,208

		4,793,798

	Textiles — 0.3%

10,230	G&K Services, Inc. Class A	211,250
9,615	UniFirst Corp.	423,252

		634,502

	Toys, Games & Hobbies — 0.2%

25,000	Jakks Pacific, Inc.*	359,500

	Transportation — 1.6%

9,075	American Commercial Lines, Inc.*	204,278
36,875	Atlas Air Worldwide Holdings, Inc.*	1,751,563
4,960	Bristow Group, Inc.*	145,824
28,500	DHT Holdings, Inc.	109,725
3,300	Frontline, Ltd.	94,182
14,900	Genco Shipping & Trading, Ltd.*	223,351
1,600	Gulfmark Offshore, Inc.*	41,920
13,300	Horizon Lines, Inc.	56,259
3,400	Kansas City Southern*	123,590
17,500	Knightsbridge Tankers, Ltd.	307,825
1,200	Ryder System, Inc.	48,276
1,400	Teekay Corp.	36,638
1,500	Tidewater, Inc.	58,080

		3,201,511

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Trucking & Leasing — 0.3%

21,800	Aircastle, Ltd.	171,130
8,510	Amerco, Inc.*	468,476
1,600	GATX Corp.	42,688

		682,294

	Water — 0.2%

15,669	SJW Corp.	367,281

	TOTAL COMMON STOCKS (COST $192,688,923)	196,493,548

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.4%

	Bank Deposits — 1.4%

2,808,099	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/10	2,808,099

	TOTAL SHORT-TERM INVESTMENTS (COST $2,808,099)	2,808,099

	TOTAL INVESTMENTS — 97.7% (Cost $195,497,022)	199,301,647

	Other Assets and Liabilities (net) — 2.3%	4,635,680

	NET ASSETS — 100.0%	$203,937,327

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security.

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	96.3
Short-Term Investments	1.4
Other Assets and Liabilities (net)	2.3

100.0%

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.3%

	Australia — 3.4%

99,372	Austria & New Zealand Banking Group, Ltd.	1,790,085
294,129	BGP Holdings Plc****	—
188,296	BHP Billiton, Ltd.	5,876,154
330,585	BlueScope Steel, Ltd.*	577,875
87,499	Boart Longyear Group*	206,807
62,700	Boral, Ltd.	252,915
25,419	Caltex Australia, Ltd.	199,183
1,456,294	Charter Hall Office REIT	305,544
91,806	Commonwealth Bank of Australia	3,733,768
132,751	CSL, Ltd.	3,633,025
431,119	Dexus Property Group REIT	278,533
822,700	Goodman Group REIT	435,256
294,363	GPT Group REIT	693,494
678,969	ING Office Fund REIT	329,742
2,893	Macquarie Group, Ltd.	89,336
309,603	Mirvac Group	340,113
155,759	National Australia Bank, Ltd.	3,019,040
69,584	OneSteel, Ltd.	172,890
222,589	Pacific Brands, Ltd.*	164,556
178,361	Qantas Airways, Ltd.*	328,555
14,752	Rio Tinto, Ltd.	819,839
312,236	Stockland	973,474
58,080	Suncorp-Metway, Ltd.	391,172
44,921	Tabcorp Holdings, Ltd.	238,766
795,098	Telstra Corp., Ltd.	2,170,911
214,216	Westpac Banking Corp.	3,795,939
35,799	Woodside Petroleum, Ltd.	1,252,935
28,558	Woolworths, Ltd.	649,627

	Total Australia	32,719,534

	Austria — 0.6%

10,684	Erste Group Bank AG	340,464
565	Flughafen Wien AG	29,559
63,368	IMMOFINANZ AG*	163,415
47,136	OMV AG	1,422,988
5,971	Raiffeisen International Bank Holding AG*	227,948
87,426	Vienna Insurance Group	3,651,400
6,831	Voestalpine AG	187,280

	Total Austria	6,023,054

	Belgium — 0.9%

207,475	Ageas SA	464,162
92,672	Anheuser-Busch InBev NV	4,458,870
21,366	Belgacom SA	673,726
2,614	Colruyt SA	615,808
9,884	Delhaize Group	716,878

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued

110,275	Dexia*	384,811
31,300	KBC Groep NV*	1,202,552
30,164	Nyrstar	310,611
4,459	Umicore	129,240

	Total Belgium	8,956,658

	Bermuda — 1.2%

182,880	Catlin Group, Ltd.	953,014
357,333	Esprit Holdings, Ltd.	1,931,509
8,592	Frontline, Ltd.	248,602
123,600	Golden Ocean Group, Ltd.	148,704
160,000	Great Eagle Holdings, Ltd.	408,283
255,476	Hiscox, Ltd.	1,303,023
32,766	Lancashire Holdings, Ltd.	242,813
982,000	Li & Fung, Ltd.	4,408,312
353,909	Noble Group, Ltd.	428,322
625,000	Pacific Basin Shipping, Ltd.	387,275
25,100	Seadrill, Ltd.	451,496
319,000	SmarTone Telecommunications Holding, Ltd.	329,199
170,500	Yue Yuen Industrial Holdings	529,680

	Total Bermuda	11,770,232

	Brazil — 1.7%

170,544	Banco do Brasil SA	2,332,266
16,810	Cia de Concessoes Rodoviarias	348,603
38,200	Cia Siderurgica Nacional SA, Sponsored ADR	561,158
162,100	Cielo SA	1,366,946
32,340	Companhia Energetica de Minas Gerais, Sponsored ADR	474,428
184,835	Itau Unibanco Holding SA, ADR	3,328,878
26,800	Natura Cosmeticos SA	594,730
107,397	Petroleo Brasileiro SA, Sponsored ADR	3,200,431
90,118	Redecard SA	1,274,901
22,256	Souza Cruz SA	839,616
21,900	Vale SA, ADR	460,338
55,700	Vale SA, Sponsored ADR	1,356,295

	Total Brazil	16,138,590

	Canada — 2.1%

14,800	Bank of Montreal	804,171
158,158	Cameco Corp.	3,369,592
173,936	Encana Corp.	5,277,087
9,300	First Quantum Minerals, Ltd.	468,654
175,600	Lundin Mining Corp.*	497,394
11,600	Magna International, Inc. Class A	765,547
10,400	Metro, Inc. Class A	409,188
29,885	National Bank of Canada	1,531,302
71,435	Nexen, Inc.	1,407,659

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Canada — continued

75,124	Penn West Energy Trust	1,435,108
10,200	Royal Bank of Canada	486,651
14,700	Sun Life Financial, Inc.	386,780
45,011	Suncor Energy, Inc.	1,327,055
38,700	Teck Resources, Ltd. Class B	1,146,451
14,700	Toronto-Dominion Bank	954,224

	Total Canada	20,266,863

	Cayman Islands — 0.4%

18,400	Netease.com, Inc., ADR*	583,464
199,900	Tencent Holdings, Ltd.	3,296,326

	Total Cayman Islands	3,879,790

	China — 0.6%

6,098,000	China Construction Bank Class H	4,907,207
446,670	Yanzhou Coal Mining Co., Ltd.	860,231

	Total China	5,767,438

	Denmark — 1.2%

15,475	Carlsberg AS Class B	1,178,497
86,491	Danske Bank AS*	1,663,854
84,740	Novo Nordisk AS	6,847,074
46,226	Vestas Wind Systems AS*	1,924,743

	Total Denmark	11,614,168

	Egypt — 0.4%

41,319	Commercial International Bank	488,526
11,198	Eastern Tobacco	243,737
7,677	Egyptian Co. for Mobile Services	227,089
63,409	Orascom Construction Industries, GDR	2,410,094
17,340	Orascom Construction Industries	691,322

	Total Egypt	4,060,768

	Finland — 1.1%

208,853	Fortum OYJ	4,605,439
19,217	Metso OYJ	614,685
23,379	Neste Oil OYJ	340,236
457,178	Nokia OYJ	3,739,246
7,026	Outokumpu OYJ	105,817
9,026	Rautaruukki OYJ	131,828
17,342	Sampo OYJ Class A	363,457
18,906	Tieto OYJ	309,950

	Total Finland	10,210,658

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	France — 8.3%

8,993	Air Liquide	904,790
177,391	AXA SA	2,694,803
209,713	BNP Paribas	11,216,277
58,000	Bouygues SA	2,225,301
31,700	Cap Gemini SA	1,387,300
23,326	Casino Guichard Perrachon SA	1,764,428
9,209	CFAO SA	248,472
15,119	Cie Generale de Geophysique-Veritas*	265,997
53,536	Credit Agricole SA	548,935
5,750	Dassault Systemes SA	348,547
29,353	Electricite de France	1,117,355
13,294	Essilor International	792,857
7,248	Euler Hermes SA*	454,796
138,006	France Telecom SA	2,385,409
8,273	GDF Suez	234,457
39,113	Groupe Danone SA	2,092,213
4,446	Hermes International	590,876
8,730	L’Oreal	854,489
35,346	Lagardere S.C.A.	1,097,029
44,394	Legrand SA	1,310,082
50,259	LVMH Moet Hennessy Louis Vuitton SA	5,483,774
54,208	Natixis*	233,586
25,569	Neopost SA	1,853,440
7,985	Nexans SA	462,454
19,467	Peugeot SA*	492,898
10,166	PPR	1,256,628
27,149	Renault SA*	1,000,827
31,836	Rhodia SA	524,815
11,734	Safran SA	325,948
218,744	Sanofi-Aventis	13,213,013
6,462	Schneider Electric SA	655,147
81,798	Societe Generale	3,333,018
23,360	Soitec*	205,121
133,979	Technicolor*	74,471
18,159	Technip SA	1,035,670
241,858	Total SA	10,781,815
11,605	Valeo SA*	313,153
7,127	Vallourec	1,218,914
221,910	Vivendi SA	4,496,953
8,007	Wendel	405,670

	Total France	79,901,728

	Germany — 4.8%

6,471	Adidas AG	312,866
18,403	Aixtron AG	436,758
31,532	Allianz AG	3,136,265
10,023	Aurubis AG	437,001

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Germany — continued

29,707	BASF AG	1,623,430
83,804	Bayer AG	4,683,690
52,221	Bayerische Motoren Werke AG	2,530,072
3,718	Bilfinger Berger AG	205,566
8,127	DaimlerChrysler AG*	412,218
3,202	Demag Cranes AG*	97,652
99,385	Deutsche Bank AG	5,628,469
31,879	Deutsche Telekom AG	376,428
108,431	Deutsche Wohnen AG*	839,278
183,736	E.ON AG	4,954,424
3,385	Hannover Rueckversicherung AG	146,062
22,433	Heidelberger Druckmaschinen AG*	200,921
2,214	Hochtief AG	131,790
214,330	Infineon Technologies AG*	1,240,711
22,956	Kloeckner & Co. SE*	402,225
16,112	Lanxess AG	680,174
51,161	Linde AG	5,381,047
14,001	Merck Kgaa	1,021,711
12,848	MTU Aero Engines Holding AG	716,131
23,689	Muenchener Rueckver AG	2,970,653
31,320	Rhoen Klinikum AG	696,822
13,892	RWE AG	907,006
8,911	Salzgitter AG	531,967
47,766	SAP AG	2,125,218
6,073	Software AG	622,258
20,533	Suedzucker AG	368,837
40,199	Symrise AG	831,871
38,300	Thyssenkrupp AG	942,414

	Total Germany	45,591,935

	Greece — 0.5%

162,300	Coca Cola Hellenic Bottling Co. SA	3,468,644
69,874	National Bank of Greece SA*	762,637
23,739	OPAP SA	295,770

	Total Greece	4,527,051

	Hong Kong — 1.0%

1,819,800	China Resources Power Holdings Co., Ltd.	4,122,574
449,830	China Unicom Hong Kong, Ltd.	601,356
239,000	CLP Holdings, Ltd.	1,730,371
112,359	Dah Sing Financial Holdings, Ltd.*	637,017
171,500	Hongkong Electric Holdings	1,020,712
594,903	New World Development, Ltd.	960,988

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued

1,386,000	Shougang Concord International Enterprises Co., Ltd.*	194,470
754,000	Singamas Container Holdings, Ltd.*	147,430
24,000	Sun Hung Kai Properties, Ltd.	326,301
12,000	Swire Pacific, Ltd.	135,965

	Total Hong Kong	9,877,184

	Hungary — 0.0%

16,581	OTP Bank Nyrt*	334,745

	India — 0.6%

51,993	Bank of India	387,357
5,900	Infosys Technologies, Ltd., Sponsored ADR	353,469
24,860	Jindal Steel & Power, Ltd.	330,997
41,614	Punjab National Bank	930,667
81,251	Reliance Industries, Ltd., GDR 144A	3,733,874

	Total India	5,736,364

	Indonesia — 0.3%

613,400	Bank Mandiri	399,390
25,610	PT Telekomunikasi Indonesia, Sponsored ADR	876,630
477,400	Semen Gresik Persero Tbk PT	456,564
182,500	Tambang Batubara Bukit Asam Tbk PT	344,315
215,183	United Tractors Tbk PT	439,429

	Total Indonesia	2,516,328

	Ireland — 0.7%

75,587	C&C Group Plc	297,833
37,329	CRH Plc (Dublin Exchange)	782,635
18,055	DCC Plc	408,549
9,471	Kerry Group Plc	262,794
175,321	Ryanair Holdings Plc, Sponsored ADR*	4,749,446
67,065	Smurfit Kappa Group Plc*	544,320

	Total Ireland	7,045,577

	Israel — 0.8%

139,140	Bezeq Israeli Telecommunication Corp., Ltd.	304,875
68,909	Israel Chemicals, Ltd.	719,739
8,734	Partner Communications Co., Ltd.	134,496
124,200	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	6,457,158

	Total Israel	7,616,268

	Italy — 2.8%

12,333	Atlantia Spa	219,013
15,685	Azimut Holding Spa	129,590
96,642	Bulgari Spa	694,134
682,280	Enel Spa	2,891,226

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Italy — continued

568,409	ENI Spa	10,451,853
29,292	Fondiaria-Sai Spa (Ordinary Shares)	275,219
46,147	Mediaset Spa	263,188
59,016	Milano Assicurazioni Spa	99,830
196,836	Parmalat Spa	458,027
26,430	Recordati Spa	185,538
25,672	Saipem Spa	781,501
122,029	Snam Rete Gas Spa	485,936
1,629,163	Telecom Italia Spa	1,798,650
1,565,870	Telecom Italia Spa-RNC	1,429,302
143,156	Terna Rete Elettrica Nazionale Spa	516,428
2,713,683	UniCredito Italiano Spa	6,033,669
63,000	Unione di Banche Italiane SCPA	542,979

	Total Italy	27,256,083

	Japan — 21.0%

20,000	Advantest Corp.	418,441
107,556	Aeon Co., Ltd.	1,140,591
56,100	Aiful Corp.*	66,253
23,000	Air Water, Inc.	251,312
70,200	Alps Electric Co., Ltd.*	602,037
64,900	Asahi Breweries, Ltd.	1,096,119
98,000	Asahi Glass Co., Ltd.	913,605
47,300	Astellas Pharma, Inc.	1,580,492
20,700	Canon, Inc.	771,106
88,294	Chiba Bank, Ltd. (The)	531,480
84,000	Chuo Mitsui Trust Holdings, Inc.	295,560
317	Cyber Agent, Inc.	465,761
124,682	Daiei, Inc.*	510,002
68,000	Daiichi Chuo Kisen Kaisha*	180,300
194,000	Daikyo, Inc.*	317,166
84,000	Dainippon Screen Manufacturing Co., Ltd.*	380,848
21,300	Daito Trust Construction Co., Ltd.	1,203,097
403,246	Daiwa Securities Group, Inc.	1,694,901
24,900	Dena Co., Ltd.	656,107
46,000	Denki Kagaku Kogyo KK	214,381
9,800	Denso Corp.	270,720
246,000	DIC Corp.	376,938
3,200	Disco Corp.	202,779
16,300	Don Quijote Co., Ltd.	436,363
170,000	Dowa Holdings Co., Ltd.	818,075
10,422	East Japan Railway Co.	694,144
111,000	Ebara Corp.*	473,022
14,600	Eisai Co., Ltd.	482,587
51,500	Elpida Memory, Inc.*	794,989
10,200	Fanuc, Ltd.	1,143,369
28,800	Fast Retailing Co., Ltd.	4,343,186

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

115,000	Fuji Electric Holdings Co., Ltd.	328,601
174,000	Fuji Heavy Industries, Ltd.*	928,122
557	Fuji Media Holdings, Inc.	799,761
12,400	Fuji Oil Co., Ltd.	181,720
63,000	Fujitsu, Ltd.	395,456
49,297	Glory, Ltd.	1,072,136
90,294	Hachijuni Bank, Ltd. (The)	507,965
46,000	Hanwa Co., Ltd.	182,312
309,000	Haseko Corp.*	244,860
11,200	Hikari Tsushin, Inc.	199,460
21,559	Hisamitsu Pharmaceutical Co., Inc.	854,708
23,300	Hitachi Construction Machinery Co., Ltd.	430,055
183,000	Hitachi, Ltd.*	663,084
180,600	Honda Motor Co., Ltd.	5,240,453
17,700	Ibiden Co., Ltd.	476,779
312	Inpex Holdings, Inc.	1,732,618
194,000	Isuzu Motors, Ltd.	578,790
317,609	Itochu Corp.	2,474,265
223	Japan Retail Fund Investment Corp. REIT	270,890
1,265	Japan Tobacco, Inc.	3,929,348
41,100	JFE Holdings, Inc.	1,267,756
127,714	Joyo Bank, Ltd. (The)	506,736
2,744	Jupiter Telecommunications Co., Ltd.	2,612,891
634,700	JX Holdings, Inc.*	3,099,762
17,600	K’s Holdings Corp.	360,188
166,000	Kajima Corp.	374,256
34	Kakaku.com, Inc.	140,429
212,008	Kao Corp.	4,979,610
195,000	Kawasaki Kisen Kaisha, Ltd.*	788,331
1,071	KDDI Corp.	5,083,043
30,100	Kobayashi Pharmaceutical Co., Ltd.	1,276,604
245,700	Komatsu, Ltd.	4,436,052
21,500	Konami Corp.	338,580
214,264	Konica Minolta Holdings, Inc.	2,060,174
66,886	Kose Corp.	1,573,023
124,100	Kurita Water Industries, Ltd.	3,386,791
2,702	Kyocera Corp.	218,012
52,073	Lawson, Inc.	2,273,928
90,100	Leopalace21 Corp.*	281,746
207,000	Marubeni Corp.	1,059,437
369,000	Mazda Motor Corp.	860,725
51,200	Miraca Holdings, Inc.	1,532,579
75,500	Mitsubishi Chemical Holdings Corp.	343,520
181,700	Mitsubishi Co.	3,783,023
99,000	Mitsubishi Electric Corp.	770,449
129,000	Mitsubishi Gas Chemical Co., Inc.	624,592
341,000	Mitsubishi Materials Corp.*	909,465
48,921	Mitsubishi Tanabe Pharma Corp.	744,405

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

244,100	Mitsubishi UFJ Financial Group, Inc.	1,105,606
11,580	Mitsubishi UFJ Lease & Finance Co., Ltd.	389,506
157,500	Mitsui & Co., Ltd.	1,850,075
108,191	Mitsui Fudosan Co., Ltd.	1,511,268
111,000	Mitsui Mining & Smelting Co., Ltd.	293,732
106,000	Mitsui OSK Lines, Ltd.	698,943
1,226,600	Mizuho Financial Group, Inc.	2,011,536
10,800	Murata Manufacturing Co., Ltd.	513,945
33,607	Namco Bandai Holdings, Inc.	294,604
54,000	NGK Spark Plug Co., Ltd.	668,705
66,000	Nichirei Corp.	276,814
47,500	Nidec Corp.	3,974,943
2,400	Nintendo Co., Ltd.	698,519
41,000	Nippon Denko Co., Ltd.	249,238
419,000	Nippon Electric Glass Co., Ltd.	4,764,259
98,000	Nippon Sheet Glass Co., Ltd.	238,415
97,965	Nippon Telegraph & Telephone Corp.	3,996,424
6,390	Nippon Television Network Corp.	875,214
51,000	Nippon Yakin Kogyo Co., Ltd.*	162,933
195,000	Nippon Yusen KK	707,543
719,661	Nissan Motor Company, Ltd.*	4,984,620
13,500	Nisshin Seifun Group, Inc.	152,605
54,700	Nitori Co., Ltd.	4,704,150
24,600	Nitto Denko Corp.	801,934
70,941	Nomura Research Institute, Ltd.	1,498,498
33,000	NSK, Ltd.	229,345
1,299	NTT DoCoMo, Inc.	1,962,721
107,000	Obayashi Corp.	421,906
27,587	Omron Corp.	596,109
6,400	Ono Pharmaceutical Co., Ltd.	259,732
45,941	Orix Corp.	3,333,993
282,000	Osaka Gas Co., Ltd.	1,017,505
79,000	Pacific Metals Co., Ltd.	531,502
156,600	Pioneer Corp.*	517,445
6,310	Point, Inc.	345,973
5,620	Rakuten, Inc.	4,055,249
12,000	Rengo Co., Ltd.	75,573
95,600	Resona Holdings, Inc.	1,161,910
37,000	Ricoh Company, Ltd.	469,847
7,100	Ryohin Keikaku Co., Ltd.	282,185
29,434	Sankyo Co., Ltd.	1,328,276
38,833	Santen Pharmaceutical Co., Ltd.	1,396,219
112,189	Sanyo Shokai, Ltd.	411,686
104,741	Sapporo Hokuyo Holdings, Inc.	461,829
8,700	Secom Co., Ltd.	385,969
19,300	Sega Sammy Holdings, Inc.	276,053
76,400	Seven & I Holdings Co., Ltd.	1,751,457

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

117,588	Sharp Corp.	1,236,905
99,540	Shin-Etsu Chemical Co., Ltd.	4,626,904
158,300	Shionogi & Co., Ltd.	3,272,201
11,300	Softbank Corp.	298,424
441,200	Sojitz Corp.	690,393
81,024	Sony Corp.	2,154,883
1,222	Sony Financial Holdings, Inc.	4,082,686
223,200	Stanley Electric Co., Ltd.	3,691,216
31,600	Sumco Corp.*	525,747
97,900	Sumitomo Corp.	974,259
62,900	Sumitomo Electric Industries, Ltd.	735,620
30,000	Sumitomo Light Metal Industries*	30,645
36,000	Sumitomo Metal Mining Co., Ltd.	451,316
111,166	Sumitomo Mitsui Financial Group	3,135,633
70,191	Sumitomo Realty & Development Co., Ltd.	1,196,104
168,348	Sumitomo Trust & Banking Co., Ltd. (The)	855,666
301,000	Taiheiyo Cement Corp.*	379,562
201,000	Taisei Corp.	399,776
17,000	Taisho Pharmaceutical Co., Ltd.	335,162
41,000	Taiyo Yuden Co., Ltd.	552,099
89,100	Takeda Pharmaceutical Co., Ltd.	3,809,985
36,550	Takefuji Corp.	106,106
8,200	TDK Corp.	449,416
26,000	Toho Zinc Co., Ltd.	91,587
78,343	Tokyo Electric Power Company	2,130,889
14,800	Tokyo Electron, Ltd.	798,576
302,000	Tokyo Gas Co., Ltd.	1,379,536
37,400	Tokyo Steel Manufacturing Co., Ltd.	432,567
121,000	Tokyo Tatemono Co., Ltd.	370,655
19,000	TonenGeneral Sekiyu KK	164,047
662,463	Toshiba Corp.*	3,288,470
11,000	Toyo Suisan Kaisha, Ltd.	261,559
60,900	Toyota Motor Corp.	2,092,537
40,700	Toyota Tsusho Corp.	582,331
2,900	Unicharm Corp.	326,303
41,800	UNY Co., Ltd.	317,145
32,817	USS Co., Ltd.	2,340,443
623	Yahoo! Japan Corp.	247,392
5,520	Yamada Denki Co., Ltd.	360,043
158,262	Yamato Holdings Co., Ltd.	2,092,573
63,000	Zeon Corp.	367,385

	Total Japan	200,834,480

	Luxembourg — 1.0%

15,246	Acergy SA	226,326
150,898	ArcelorMittal	4,020,026
51,512	Millicom International Cellular SA	4,176,078

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Luxembourg — continued

6,809	Oriflame Cosmetics SA, SDR	354,186
27,236	Tenaris SA	473,473

	Total Luxembourg	9,250,089

	Malaysia — 0.0%

21,600	British American Tobacco Malaysia Berhad	291,880

	Mauritius — 0.1%

2,522,000	Golden Agri-Resources, Ltd.	946,085

	Mexico — 0.7%

102,390	America Movil SA de CV Series L, ADR	4,863,525
11,480	Desarrolladora Homex SA de CV, ADR*	289,755
13,120	Fomento Economico Mexicano SA de CV, Sponsored ADR	566,128
203,270	Grupo Mexico SAB de CV	484,337
29,480	Grupo Televisa SA, Sponsored ADR	513,247
57,360	Kimberly-Clark de Mexico SAB de CV	334,382

	Total Mexico	7,051,374

	Netherlands — 2.4%

116,759	Aegon NV*	626,532
22,099	ASML Holding NV	607,888
13,392	CSM	398,529
118,954	Heineken NV	5,050,839
602,371	ING Groep NV*	4,479,791
27,380	Koninklijke Ahold NV	339,650
61,420	Koninklijke BAM Groep NV	283,026
3,116	Koninklijke Boskalis Westminster NV	121,533
20,668	Koninklijke DSM NV	822,502
69,905	Koninklijke Philips Electronics NV	2,087,178
4,504	Koninklijke Vopak NV	165,569
43,413	Randstad Holding NV*	1,711,648
17,322	Reed Elsevier NV	191,411
193,412	Royal KPN NV	2,473,789
82,243	SNS REAAL NV*	357,493
67,199	TNT NV	1,696,541
41,654	TomTom NV*	224,938
14,549	Unilever NV	397,348
7,280	Van Lanschot NV*	310,141
4,735	Wereldhave NV	352,129
25,319	Wolters Kluwer NV	483,943

	Total Netherlands	23,182,418

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	New Zealand — 0.1%

55,364	Fletcher Building, Ltd.	297,201
504,986	Telecom Corp. of New Zealand, Ltd.	654,458
315,265	Telecom Corp. of New Zealand, Ltd. (Australia Exchange)	405,200

	Total New Zealand	1,356,859

	Norway — 0.6%

174,651	DnB NOR ASA	1,681,740
58,250	Petroleum Geo-Services ASA*	486,557
604,375	Storebrand ASA*	3,112,203
12,050	Yara International ASA	337,409

	Total Norway	5,617,909

	Pakistan — 0.1%

120,400	Oil & Gas Development Co., Ltd.	199,874
134,400	Pakistan Petroleum	289,912

	Total Pakistan	489,786

	Philippines — 0.1%

18,170	Philippine Long Distance Telephone Co., Sponsored ADR	926,125

	Portugal — 0.4%

370,992	Jeronimo Martins SGPS SA	3,388,277

	Russia — 0.4%

22,700	Gazprom OAO-SA, Sponsored ADR	426,987
16,299	LUKOIL OAO, Sponsored ADR	839,398
20,860	LUKOIL OAO (Ordinary Shares), Sponsored ADR	1,072,934
19,149	Magnit OJSC, GDR* 144A	268,086
31,825	Mobile Telesystems, Sponsored ADR*	609,767
171,071	TNK-BP Holding	352,089
22,061	Uralkali, GDR	389,009

	Total Russia	3,958,270

	Singapore — 1.8%

418,000	CapitaCommercial Trust REIT	362,495
609,000	DBS Group Holdings, Ltd.	5,918,527
171,000	Ezra Holdings, Ltd.	220,303
147,000	Indofood Agri Resources, Ltd.*	220,098
115,000	Jaya Holdings, Ltd.*	54,937
120,200	K-Green Trust*	90,402
614,000	Keppel Corp., Ltd.	3,708,143
309,000	Neptune Orient Lines Ltd.*	436,947
140,000	Oversea-Chinese Banking Corp., Ltd.	882,672
73,000	SembCorp Marine, Ltd.	200,032
188,000	Singapore Exchange, Ltd.	985,981
153,000	Singapore Press Holdings, Ltd.	413,123

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Singapore — continued

762,000	Singapore Telecommunications, Ltd.	1,649,731
387,000	Suntec Real Estate Investment Trust REIT	364,195
173,000	Swiber Holdings, Ltd.*	120,519
64,000	United Overseas Bank, Ltd.	891,132
192,230	Venture Corp., Ltd.	1,222,298

	Total Singapore	17,741,535

	South Africa — 0.6%

17,744	Kumba Iron Ore, Ltd.	733,158
24,705	Massmart Holdings, Ltd.	378,711
110,477	Murray & Roberts Holdings	556,503
43,243	Nedbank Group, Ltd.	673,085
114,789	Pretoria Portland Cement Co., Ltd.	475,584
282,391	Salam, Ltd.	838,393
34,882	Shoprite Holdings, Ltd.	375,040
33,041	Standard Bank Group, Ltd.	437,592
20,996	Tiger Brands, Ltd.	463,655
55,424	Truworths International, Ltd.	385,855

	Total South Africa	5,317,576

	South Korea — 1.5%

5,584	Binggrae Co., Ltd.	229,759
240,487	Celltrion, Inc.*	4,038,790
16,874	Hana Financial Group, Inc.	446,922
2,527	Hite Brewery Co., Ltd.	300,064
2,115	Hyundai Mobis	354,213
15,127	KB Financial Group, Inc.	577,430
7,258	KB Financial Group, Inc., ADR	275,006
67,241	Korea Life Insurance Co., Ltd.	467,063
16,220	KT&G Corp.	797,530
5,558	NHN Corp.*	827,153
4,081	Nong Shim Co., Ltd.	764,856
1,830	Samsung Electronics, GDR	579,652
3,892	Samsung Electronics Co., Ltd.	2,443,739
950	Samsung Electronics REGS, GDR	297,204
32,838	Shinhan Financial Group Co., Ltd.	1,209,379
18,935	Woongjin Coway Co., Ltd.	632,999

	Total South Korea	14,241,759

	Spain — 1.9%

51,849	Amadeus IT Holding SA*	816,831
111,977	Banco Bilbao Vizcaya Argentaria SA	1,157,146
63,942	Banco Popular Espanol SA	326,609
550,125	Banco Santander SA	5,790,397
74,674	Inditex SA	4,242,260
70,012	Red Electrica Corp. SA	2,506,878

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Spain — continued

67,394	Repsol VPF SA	1,363,899
88,860	Telefonica SA	1,643,685

	Total Spain	17,847,705

	Sweden — 2.4%

29,179	Alfa Laval AB	377,640
83,850	Assa Abloy AB	1,675,702
40,224	Atlas Copco AB Class A	590,027
115,974	Boliden AB	1,286,993
67,014	Electrolux AB Class B	1,532,748
95,862	Hennes & Mauritz AB Class B	2,641,169
221,853	Investor AB Class B	3,597,753
9,899	Modern Times Group-B SHS	541,004
17,632	NCC AB	261,685
96,097	Nordea Bank AB	794,149
56,318	Sandvik AB	686,885
44,560	Skandinaviska Enskilda Banken AB	236,819
26,357	SKF AB	473,065
52,293	Svenska Handelsbanken AB Series A	1,283,310
141,765	Swedbank AB*	1,307,834
23,392	Swedish Match AB	510,606
250,273	Tele2 AB	3,749,169
134,880	Telefonaktiebolaget LM Ericsson	1,504,688
70,557	Trelleborg AB Class B	417,202

	Total Sweden	23,468,448

	Switzerland — 6.4%

5,244	Actelion, Ltd.*	195,466
76,334	Adecco SA	3,599,973
607	Barry Callebaut AG-REG*	376,162
46,414	Cie Financiere Richemont SA	1,614,022
9,697	Geberit AG	1,503,046
2,066	Givaudan SA	1,745,465
11,500	Julius Baer Group, Ltd.	327,263
301,233	Nestle SA	14,527,745
223,918	Novartis AG	10,858,667
92,434	Roche Holding AG	12,687,485
13,950	Schindler Holding AG	1,172,434
3,511	SGS SA	4,724,930
4,058	Swatch Group AG Class B	1,135,156
30,680	Swiss Reinsurance	1,261,473
713	Swisscom AG	241,442
14,679	Syngenta AG	3,388,093
7,748	Zurich Financial Services	1,699,982

	Total Switzerland	61,058,804

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 0.6%

385,434	Advanced Semiconductor Engineering, Inc.	304,615
754,369	AU Optronics Corp.	671,525
90,777	HON HAI Precision Industry Co., Ltd., GDR*	664,488
25,250	HTC Corp.	334,996
20,000	MediaTek, Inc.	278,940
264,102	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	2,577,636
1,115,000	United Microelectronics Corp.*	492,917

	Total Taiwan	5,325,117

	Thailand — 0.2%

172,066	Bangkok Bank PCL	671,773
22,600	Banpu Co.	421,405
128,700	Kasikornbank PCL	373,787

	Total Thailand	1,466,965

	Turkey — 0.5%

115,303	Akbank TAS	550,547
152,701	KOC Holding AS	514,890
60,460	Turkcell Iletisim Hizmet AS, ADR	784,771
154,987	Turkiye Garanti Bankasi AS	642,159
456,675	Turkiye Is Bankasi	1,413,993
255,524	Turkiye Vakiflar Bankasi Tao	580,218

	Total Turkey	4,486,578

	United Kingdom — 18.9%

135,941	3i Group Plc	536,486
213,452	Aggreko Plc	4,462,048
96,659	Amlin Plc	556,551
69,903	Anglo American Plc*	2,433,333
46,174	ARM Holdings Plc	191,296
250,329	AstraZeneca Plc	11,777,992
153,166	Autonomy Corp. Plc*	4,139,205
345,800	BAE Systems Plc	1,608,630
1,143,805	Barclays Plc	4,540,706
126,155	BG Group Plc	1,869,983
56,196	BHP Billiton Plc	1,456,121
513,315	BP Plc	2,468,607
183,320	British American Tobacco Plc	5,812,557
403,853	BT Group Plc	772,246
107,871	Bunzl Plc	1,077,164
114,465	Burberry Group Plc	1,292,482
65,671	Capita Group Plc	721,478
105,844	Centrica Plc	466,720
1,775,741	Cobham Plc	5,604,594
72,392	Compass Group Plc	549,972
90,093	Diageo Plc	1,413,561
88,620	Drax Group Plc	494,500

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

783,223	DSG International Plc*	286,465
42,830	Eurasian Natural Resources Corp. Plc	545,517
157,147	Firstgroup Plc	851,349
99,599	Game Group Plc	94,925
784,478	Glaxosmithkline Plc	13,312,472
5,175	Go-Ahead Group Plc	82,151
203,957	Halma Plc	829,995
134,859	Home Retail Group	427,075
533,109	HSBC Holdings Plc	4,870,077
44,060	IG Group Holdings Plc	275,296
68,237	Imperial Tobacco Group Plc	1,905,149
137,180	Inchcape Plc*	501,781
195,900	Informa Plc	1,032,369
138,601	Jardine Lloyd Thompson Group Plc	1,076,362
94,237	Kazakhmys Plc	1,384,499
29,955	Kesa Electricals Plc	54,014
45,082	Ladbrokes Plc	85,244
1,099,641	Lloyds TSB Group Plc*	873,650
12,232	London Stock Exchange Group Plc	101,423
303,200	Marks & Spencer Group Plc	1,496,330
47,357	National Express Group Plc*	153,674
41,711	Next Plc	1,235,971
171,657	Northern Foods Plc	111,260
126,273	Old Mutual Plc	193,412
48,264	Pearson Plc	632,432
21,955	Petrofac, Ltd.	386,568
704,534	Premier Foods Plc*	200,632
19,172	Provident Financial Plc	239,568
455,826	Prudential Plc	3,421,035
192,460	Reckitt Benckiser Group Plc	8,914,455
577,778	Rentokil Initial Plc*	918,566
148,081	Rio Tinto Plc	6,488,666
234,733	Rolls-Royce Group Plc*	1,957,361
18,734,670	Rolls-Royce Group Plc Class C	28,029
198,929	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	5,056,115
304,531	Royal Dutch Shell Plc Class A (London Exchange)	7,700,750
92,659	Royal Dutch Shell Plc Class B	2,246,398
187,807	SABMiller Plc	5,221,411
18,594	Scottish & Southern Energy Plc	308,658
627,386	Smith & Nephew Plc	5,914,819
9,283	Smiths News Plc	16,292
99,649	Spectris Plc	1,149,193
60,400	Stagecoach Group Plc	159,274
314,139	Standard Chartered Plc	7,636,215
837,154	Tesco Plc	4,719,881
151,230	Thomas Cook Group Plc	399,351
447,443	Tomkins Plc	1,505,187
115,524	Travis Perkins Plc*	1,258,491

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

104,010	TUI Travel Plc	323,085
17,903	Unilever Plc	477,775
19,955	United Business Media, Ltd.	147,502
24,072	United Utilities Plc	187,833
130,178	Vedanta Resources Plc	4,101,815
7,958,190	Vodafone Group Plc	16,513,180
27,248	Weir Group Plc (The)	418,898
32,723	WH Smith Plc	199,521
118,883	William Hill Plc	300,234
60,532	Wolseley Plc*	1,185,015
26,932	WPP Plc	253,601
303,808	Xstrata Plc	3,985,619
755,139	Yell Group Plc*	274,445

	Total United Kingdom	180,874,562

	United States — 0.2%

19,544	Synthes, Inc.	2,246,285

	TOTAL COMMON STOCKS (COST $963,148,230)	913,179,902

	PREFERRED STOCKS — 0.6%

	Brazil — 0.2%

13,500	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	269,326
12,300	Fertilizantes Fosfatados SA	92,122
6,700	Ultrapar Participacoes SA	321,117
42,500	Usinas Siderurgicas de Minas Gerais SA	1,134,355

	Total Brazil	1,816,920

	Germany — 0.4%

60,313	Henkel AG & Co. KGaA	2,939,018
11,794	Porsche Automobil Holding SE	503,970
27,134	ProSiebenSat.1 Media AG	396,147

	Total Germany	3,839,135

	TOTAL PREFERRED STOCKS (COST $5,645,743)	5,656,055

	RIGHTS — 0.0%

	Belgium — 0.0%

11	Dexia, Strike Price $1.000, Expires 06/09/10* ****	2

	TOTAL RIGHTS (COST $—)	2

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Notional	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.0%

	Purchased Options — 0.0%

2,445,000	OTC Euro versus Japanese Yen with Barclays Capital, Inc., Strike Price $143.200, Expires 12/03/10	1,797
1,784,700	OTC Euro versus Japanese Yen with Barclays Capital, Inc., Strike Price $127.750, Expires 05/13/11	42,628
350,945,000	OTC Japanese Yen versus U.S. Dollar with Deutsche Bank Securities, Inc., Strike Price $94.850, Expires 12/03/10	38,462

	TOTAL CALL OPTIONS PURCHASED (COST $227,124)	82,887

	PUT OPTIONS PURCHASED — 0.0%

	Purchased Options — 0.0%

222,995,500	OTC Japanese Yen versus U.S. Dollar with Barclays Capital, Inc., Strike Price $101.500, Expires 05/12/11	384,049

	TOTAL PUT OPTIONS PURCHASED (COST $38,008)	384,049

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.8%

	Bank Deposit — 1.0%
9,238,962	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/10	9,238,962

	Certificates of Deposit — 0.4%

4,195,000	BNP Paribas, Inc., 1.00%, due 07/01/10	4,195,000

	U.S. Government and Agency Obligations — 0.4%

3,712,000	United States Treasury Bill, 0.01%, due 09/16/10	3,710,214

	TOTAL SHORT-TERM INVESTMENTS (COST $17,144,176)	17,144,176

	TOTAL INVESTMENTS — 97.7% (Cost $986,203,281)	936,447,071

	Other Assets and Liabilities (net) — 2.3%	21,754,127

	NET ASSETS — 100.0%	$958,201,198

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments:

Industry classifications are unaudited

ADR — American Depository Receipt

GDR — Global Depository Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depository Receipt

* Non-income producing security.

 **** Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $2 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2010 was $0.

 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $4,001,960 which represents 0.4% of net assets.

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

A summary of outstanding financial instruments at June 30, 2010 is as follows:

Forward Currency Contracts

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
Buys
7/15/10	AUD	State Street Bank and Trust Company	17,063,000	$14,390,731	$(1,200,810)
7/15/10	CAD	State Street Bank and Trust Company	1,488,000	1,400,166	(86,074)
8/20/10	CHF	Mellon Bank N.A.	6,707,224	6,224,994	329,621
8/20/10	CHF	Royal Bank of Scotland Plc	6,707,224	6,224,994	310,804
7/15/10	CHF	State Street Bank and Trust Company	6,826,000	6,331,272	(91,489)
7/15/10	EUR	State Street Bank and Trust Company	10,846,000	13,286,132	(290,017)
8/20/10	GBP	Deutsche Bank AG	1,361,646	2,037,100	22,547
7/15/10	GBP	State Street Bank and Trust Company	3,610,000	5,400,872	(62,767)
10/15/10	GBP	State Street Bank and Trust Company	1,569,000	2,347,243	24,072
7/15/10	GBP	State Street Bank and Trust Company	1,177,000	1,760,894	18,333
10/15/10	GBP	State Street Bank and Trust Company	1,494,000	2,235,042	(3,328)
8/20/10	JPY	Deutsche Bank AG	326,459,619	3,692,108	140,097
8/20/10	JPY	JPMorgan Chase Bank	652,919,238	7,384,216	310,795
8/20/10	JPY	Mellon Bank N.A.	326,459,619	3,692,108	127,944
7/15/10	JPY	State Street Bank and Trust Company	1,054,929,000	11,923,878	433,138
10/15/10	JPY	State Street Bank and Trust Company	74,054,000	838,394	20,615
10/15/10	NOK	State Street Bank and Trust Company	24,618,000	3,766,049	(3,001)
7/15/10	NOK	State Street Bank and Trust Company	53,110,000	8,161,364	(671,227)
7/15/10	NZD	State Street Bank and Trust Company	11,757,000	8,077,495	(70,106)
10/15/10	NZD	State Street Bank and Trust Company	6,418,000	4,378,337	(119,927)
8/20/10	SEK	Bank of America N.A.	35,719,062	4,589,849	35,666
8/20/10	SEK	Brown Brothers Harriman & Company	35,719,062	4,589,849	32,567
8/20/10	SEK	JPMorgan Chase Bank	8,997,324	1,156,143	7,823
7/15/10	SEK	State Street Bank and Trust Company	69,203,000	8,892,620	(709,736)
10/15/10	SEK	State Street Bank and Trust Company	16,354,000	2,101,405	(568)

					$(1,495,028)

Sales
7/15/10	AUD	State Street Bank and Trust Company	12,561,000	$10,593,798	$527,599
7/15/10	AUD	State Street Bank and Trust Company	2,914,000	2,457,633	(20,451)
8/20/10	CAD	Deutsche Bank AG	861,878	810,821	27,665
8/20/10	CAD	Morgan Stanley Capital Services, Inc.	2,895,052	2,723,553	46,275
7/15/10	CAD	State Street Bank and Trust Company	7,691,000	7,237,013	382,666
10/15/10	CAD	State Street Bank and Trust Company	1,419,000	1,334,325	48,042
8/20/10	CHF	Bank of America N.A.	3,030,783	2,812,878	(199,914)
8/20/10	CHF	Barclays Bank Plc	6,061,566	5,625,757	(375,984)
8/20/10	CHF	JPMorgan Chase Bank	3,030,783	2,812,878	(198,489)
7/15/10	CHF	State Street Bank and Trust Company	3,906,000	3,622,905	(173,518)
8/20/10	EUR	Barclays Bank Plc	1,685,304	2,064,855	4,985
8/20/10	EUR	Deutsche Bank AG	982,927	1,204,294	4,672
7/15/10	EUR	State Street Bank and Trust Company	21,910,000	26,839,310	2,392,321
10/15/10	EUR	State Street Bank and Trust Company	3,089,000	3,785,879	24,625
7/15/10	GBP	State Street Bank and Trust Company	2,501,000	3,741,712	41,891
7/15/10	GBP	State Street Bank and Trust Company	2,286,000	3,420,053	(76,009)
8/20/10	HKD	Brown Brothers Harriman & Company	6,990,047	897,865	(1)
8/20/10	JPY	Bank of America N.A.	488,599,014	5,525,830	(164,110)

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Forward Currency Contracts — continued

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
8/20/10	JPY	Deutsche Bank AG	366,193,233	$4,141,477	$(122,234)
8/20/10	JPY	JPMorgan Chase Bank	203,397,014	2,300,327	(69,118)
10/15/10	JPY	State Street Bank and Trust Company	167,428,000	1,895,517	(16,584)
7/15/10	JPY	State Street Bank and Trust Company	1,054,929,000	11,923,879	(610,360)
7/15/10	NOK	State Street Bank and Trust Company	5,265,000	809,068	43,322
7/15/10	NOK	State Street Bank and Trust Company	20,734,000	3,186,175	(9,597)
7/15/10	NZD	State Street Bank and Trust Company	9,450,000	6,492,500	264,880
7/15/10	NZD	State Street Bank and Trust Company	2,307,000	1,584,995	(34,206)
7/15/10	SEK	State Street Bank and Trust Company	10,962,000	1,409,622	38,106
7/15/10	SEK	State Street Bank and Trust Company	29,159,000	3,746,946	(58,501)
8/20/10	SGD	Brown Brothers Harriman & Company	3,281,534	2,350,956	(1,969)

					$1,716,004

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krona
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
7	FTSE 100 Index	September 2010	$511,120	$(27,874)
17	DAX Index	September 2010	3,103,453	(74,296)
23	STOXX 50 Index	September 2010	723,475	16,303
24	CAC 40 Index	July 2010	1,011,866	(48,222)
2	TOPIX Index	September 2010	189,513	(10,921)
37	FTSE MIB Index	September 2010	4,383,930	(124,374)
71	SGX MSCI Singapore Index	July 2010	3,418,537	6,687
135	E-Mini MSCI EAFE Index	September 2010	8,877,600	(125,845)

				$(388,542)

Sales
49	S&P/ASX 200 Index	September 2010	$4,409,877	$319,107
38	S&P/TSE 60 Index	September 2010	4,714,553	150,045

				$469,152

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Banks	12.5
Pharmaceuticals	9.6
Oil & Gas	7.3
Telecommunications	6.8
Mining	4.3
Insurance	3.9
Retail	3.7
Food	3.6
Chemicals	3.3
Electric	3.0
Beverages	2.5
Auto Manufacturers	2.2
Electronics	2.2
Commercial Services	2.0
Distribution & Wholesale	2.0
Media	1.7
Agriculture	1.6
Semiconductors	1.4
Diversified Financial Services	1.2
Household Products & Wares	1.2
Iron & Steel	1.2
Aerospace & Defense	1.1
Holding Companies — Diversified	1.1
Internet	1.1
Cosmetics & Personal Care	1.0
Software	1.0
Transportation	1.0
Building Materials	0.9
Electrical Components & Equipment	0.9
Health Care — Products	0.9
Biotechnology	0.8
Machinery — Construction & Mining	0.8
Auto Parts & Equipment	0.7
Real Estate	0.6
Airlines	0.5
Apparel	0.5
Environmental Control	0.5
Gas	0.5
Home Furnishings	0.5
Metal Fabricate & Hardware	0.5
Miscellaneous — Manufacturing	0.5
Engineering & Construction	0.4
Investment Companies	0.4
REITS	0.4
Machinery — Diversified	0.3
Office & Business Equipment	0.3
Oil & Gas Services	0.3
Computers	0.2
Energy-Alternate Sources	0.2
Hand & Machine Tools	0.2

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Coal	0.1
Entertainment	0.1
Food Service	0.1
Forest Products & Paper	0.1
Health Care — Services	0.1
Toys, Games & Hobbies	0.1
Home Builders	0.0
Leisure Time	0.0
Packaging & Containers	0.0
Shipbuilding	0.0
Water	0.0
Short-Term Investments and Other Assets and Liabilities (net)	4.1

100.0%

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 92.4%

	Asset Backed Securities — 3.4%

132,094	ACE Securities Corp., Series 2005-SD3, Class A, 0.75%, due 08/25/45†	121,494
43,052	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	35,303
72,701	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	59,615
243,201	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 2.70%, due 06/25/45†	198,143
109,286	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.64%, due 11/25/45†	65,761
284,355	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.65%, due 11/25/34†	231,866
75,000	Atlantic Marine Corp. Communities LLC, Series 2005-3C7, Class I, 5.34%, due 12/01/50 144A	63,569
320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.64%, due 05/20/16 144A	331,951
790,000	BA Credit Card Trust, Series 2007-A12, Class A12, 0.55%, due 01/15/13†	790,089
56,275	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 1.02%, due 02/28/44†	51,315
111,065	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.98%, due 05/28/44†	97,650
405,264	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3, Class 1A1A, 5.50%, due 08/25/36	228,160
444,800	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.71%, due 09/25/35†	376,683
90,885	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.75%, due 12/25/42†	79,368
403,260	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.46%, due 10/25/36†	386,073
292,148	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 0.42%, due 12/25/36†	263,124
417,057	Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.38%, due 05/15/13†	414,344
770,000	Chase Issuance Trust, Series 2009-A7, Class A7, 0.80%, due 09/17/12†	770,539
530,939	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.55%, due 11/25/45 144A†	426,929
148,553	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.65%, due 03/15/19	148,034
42,094	Continental Airlines Pass Through Trust, Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	37,674
221,317	Continental Airlines Pass Through Trust, Series 2004-ERJ1, Class A, 9.56%, due 03/01/21	205,825
224,782	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.80%, due 04/01/21	209,048
1,340,000	Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF3, 5.67%, due 05/25/36†	610,959
1,217,654	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 0.80%, due 02/25/37† 144A	502,601
91,728	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.59%, due 12/15/35†	30,144
59,427	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.58%, due 12/15/35†	22,582

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

103,901	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C4, Class A2, 5.02%, due 08/15/38	103,967
106,640	CVS Pass-Through Trust, 5.88%, due 01/10/28	109,751
82,320	CVS Pass-Through Trust, 6.04%, due 12/10/28	84,431
75,964	CVS Pass-Through Trust, 6.94%, due 01/10/30	84,010
220,000	CVS Pass-Through Trust, 9.35%, due 01/10/23 ¤ 144A	228,138
768,633	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	773,573
300,000	Delta Air Lines, Inc., Series 2000-1, Class A2, 7.57%, due 11/18/10	303,750
252,809	Delta Air Lines, Inc., Series 2007, Class 1A, 6.82%, due 08/10/22	249,649
150,000	Education Funding Capital Trust I, Series 2004-1, Class A5, 1.45%, due 06/15/43†	138,375
450,000	Enthrust Financial Services, Inc., Series 2010-1, Class A2, 1.39%, due 10/25/35† 144A	419,062
825,000	Ford Credit Auto Lease Trust, Series 2010-A, Class A2, 1.04%, due 03/15/13 144A	825,924
92,479	Ford Credit Auto Owner Trust, Series 2009-A, Class A2B, 2.35%, due 08/15/11†	92,556
580,000	Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A, 0.60%, due 06/15/13†	571,786
78,154	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.57%, due 07/25/30†	54,968
375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, due 03/10/39	376,427
283,547	GSAA Trust, Series 2006-14, Class A1, 0.40%, due 09/25/36†	130,943
1,109,210	GSAMP Trust, Series 2004-SEA2, Class A2B, 0.90%, due 03/25/34†	1,066,152
172,395	GSAMP Trust, Series 2006-S4, Class A1, 0.44%, due 05/25/36†	12,504
410,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16 144A	444,136
356,779	Honda Auto Receivables Owner Trust, Series 2009-3, Class A2, 1.50%, due 08/15/11	357,442
475,000	Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, due 05/20/13	477,107
423,314	Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 1A2B, 0.55%, due 05/25/36†	186,651
151,720	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A, 0.46%, due 03/25/37†	95,548
624,616	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.37%, due 10/25/33†	472,216
8,853	Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A, 0.40%, due 10/25/36†	8,753
410,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, 1.80%, due 04/25/24†	423,191
1,129,053	Park Place Securities, Inc., Series 2004-WCW2, Class M1, 0.97%, due 10/25/34†	1,056,648
273,669	RAAC Series, Series 2006-RP2, Class A, 0.60%, due 02/25/37 † 144A	170,804
165,004	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37††	126,220
500,000	Rutland Rated Investments, Series DRYD-1A, Class A1AL, 0.89%, due 06/20/13 † ¤ 144A	395,450
52,082	SACO I, Inc., Series 2005-7, Class A, 0.91%, due 09/25/35†	42,257
630,239	SACO I, Inc., Series 2006-5, Class 1A, 0.65%, due 04/25/36†	105,490
256,332	SACO I, Inc., Series 2006-6, Class A, 0.48%, due 06/25/36†	47,440
520,000	Santander Drive Auto Receivables Trust, Series 2010-1, Class A2, 1.36%, due 03/15/13	520,487
665,000	Santander Drive Auto Receivables Trust, Series 2010-A, Class A2, 1.39%, due 08/15/13 144A	664,980
645,000	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, due 11/17/14 144A	644,873

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.62%, due 01/25/18†	546,947
1,440,000	SLM Student Loan Trust, Series 2008-5, Class A4, 2.02%, due 07/25/23†	1,515,382
2,120,630	SLM Student Loan Trust, Series 2008-9, Class A, 1.82%, due 04/25/23†	2,194,800
1,335,402	SLM Student Loan Trust, Series 2010-1, Class A, 0.74%, due 07/25/17†	1,337,069
56,588	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/01/14	59,121
612,009	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	682,986
174,036	Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A2, 0.46%, due 01/25/37†	136,204
54,251	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	49,571
357,752	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.46%, due 02/25/36† 144A	14,972
58,471	UAL Pass Through Trust, Series 2009-1, 1.00%, due 05/01/18	62,857
180,000	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 01/15/17	192,150
6,302	USAA Auto Owner Trust, Series 2009-1, Class A2, 2.64%, due 08/15/11	6,308
1,903,152	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.39%, due 05/25/46†	1,016,394
63,277	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.64%, due 07/25/45†	49,349

		26,488,612

	Convertible Debt — 0.0%

245,000	Icahn Enterprises, LP, 4.00%, due 08/15/13†	214,375

	Corporate Debt — 29.4%

30,000	AAC Group Holding Corp., Senior Note, 10.25%, due 10/01/12 †† 144A	29,850
75,000	Abbott Laboratories, 6.00%, due 04/01/39	86,554
85,000	ACCO Brands Corp., 10.63%, due 03/15/15	92,650
690,000	Achmea Hypotheekbank NV, 3.20%, due 11/03/14 144A	713,597
30,000	AES Corp. (The), Senior Note, 7.75%, due 03/01/14	30,675
150,000	AES Corp. (The), Senior Note, 7.75%, due 10/15/15	152,625
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	686,800
25,000	AES Corp. (The), Senior Note, 9.38%, due 09/15/10	25,250
290,000	Aiful Corp., Senior Note, 5.00%, due 08/10/10 144A	282,025
170,000	Alcatel-Lucent USA, Inc., 6.45%, due 03/15/29	113,050
30,000	Alcoa, Inc., 6.00%, due 07/15/13	31,617
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14¤	1,696
1,507,000	Ally Financial, Inc., 6.88%, due 09/15/11	1,535,256
169,000	Ally Financial, Inc., 7.50%, due 12/31/13	170,268
590,000	Ally Financial, Inc., 8.00%, due 11/01/31	543,477
45,000	Ally Financial, Inc., 8.00%, due 11/01/31	41,738
270,000	Altria Group, Inc., 8.50%, due 11/10/13	315,418
10,000	Altria Group, Inc., 9.25%, due 08/06/19	12,501
440,000	Amerada Hess Corp., 7.30%, due 08/15/31	520,615
290,000	America Movil SAB de CV, 5.00%, due 03/30/20 144A	301,070
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	164,717
500,000	American Express Centurion Bank, 0.50%, due 06/12/12†	492,535
980,000	American Express Co., 8.13%, due 05/20/19	1,218,775

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

610,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	585,600
300,000	American Express Credit Corp., 0.50%, due 10/04/10†	299,981
300,000	American Express Credit Corp., 0.53%, due 12/02/10†	300,006
1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	2,080,211
100,000	American General Finance Corp., 5.40%, due 12/01/15	78,250
855,000	American General Finance Corp., 6.90%, due 12/15/17	685,069
1,500,000	American International Group, Inc., 5.85%, due 01/16/18	1,348,125
2,500,000	American International Group, Inc., 8.25%, due 08/15/18	2,543,750
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	315,100
295,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	287,625
175,000	American Transmission Systems, Inc., 5.25%, due 01/15/22 144A	183,837
130,000	Ameriprise Financial, Inc., 5.30%, due 03/15/20	136,075
310,000	Amsted Industries, Inc., 8.13%, due 03/15/18 144A	310,775
180,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	151,744
700,000	Anadarko Petroleum Corp., Senior Note, 6.45%, due 09/15/36	558,375
110,000	Angel Lux Common SA, 8.88%, due 05/01/16 144A	113,575
110,000	AngloGold Ashanti Holdings Plc, 5.38%, due 04/15/20	111,890
130,000	AngloGold Ashanti Holdings Plc, 6.50%, due 04/15/40	134,549
500,000	Anheuser-Busch InBev Worldwide, Inc., 3.63%, due 04/15/15 144A	512,325
240,000	Anheuser-Busch InBev Worldwide, Inc., Series 1, 5.00%, due 04/15/20 144A	251,414
665,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 11/15/14 144A	727,768
470,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	507,419
700,000	Apache Corp., 5.25%, due 04/15/13	765,073
265,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	268,975
220,000	Arch Western Finance LLC, Guaranteed Senior Note, 6.75%, due 07/01/13	221,650
160,000	Associated Materials LLC/Associated Materials Finance, Inc., 9.88%, due 11/15/16	172,400
210,000	Astoria Depositor Corp., Series B, 8.14%, due 05/01/21 ¤ 144A	207,900
80,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	88,605
300,000	AT&T, Inc., Global Note, 6.50%, due 09/01/37	333,861
15,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, due 03/15/18 144A	15,225
135,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Senior Note, 7.63%, due 05/15/14	130,613
20,000	BAC Capital Trust XIV, 5.63%, due 12/31/49†	13,650
410,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	502,079
260,000	Ball Corp., 6.75%, due 09/15/20	263,900
400,000	Bank of America Corp., 4.50%, due 04/01/15	404,716
1,395,000	Bank of America Corp., 5.63%, due 07/01/20	1,408,746
490,000	Bank of America Corp., 7.63%, due 06/01/19	562,227
70,000	Bank of America Corp., 8.00%, due 12/29/49†	67,709
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	513,212
2,670,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	2,773,169
455,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	489,121
560,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, due 01/22/15 144A	583,220
250,000	Barclays Bank Plc, 5.20%, due 07/10/14	264,076
2,300,000	Barclays Bank Plc, 7.43%, due 09/29/49 † 144A	2,070,000
400,000	Barclays Bank Plc, 10.18%, due 06/12/21 ¤ 144A	501,821
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	121,289

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

230,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	192,050
245,000	Bausch & Lomb, Inc., Senior Note, 9.88%, due 11/01/15	252,962
225,000	BE Aerospace, Inc., Senior Note, 8.50%, due 07/01/18	236,812
545,000	Bear Stearns Cos. (The), Inc., 6.95%, due 08/10/12	598,087
1,590,000	Bear Stearns Cos. LLC (The), Senior Global Note, 7.25%, due 02/01/18	1,859,411
15,000	Belvoir Land LLC, 5.27%, due 12/15/47 144A	12,467
450,000	Berkshire Hathaway, Inc., 3.20%, due 02/11/15	463,909
160,000	Board of Trustees of Leland Stanford Junior University (The), 3.63%, due 05/01/14	170,279
260,000	Boeing Capital Corp., 4.70%, due 10/27/19	280,065
280,000	Boeing Co. (The), 4.88%, due 02/15/20	308,891
210,000	Boise Cascade LLC, Senior Subordinated Note, 7.13%, due 10/15/14	198,713
180,000	Boise Paper Holdings LLC / Boise Finance Co., Series 1, 9.00%, due 11/17/17 144A	186,300
245,000	Bombardier, Inc., 7.75%, due 03/15/20 144A	255,412
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	24,825
500,000	BP Capital Markets Plc, 5.25%, due 11/07/13	459,969
315,000	BP Capital Markets Plc, Guaranteed Note, 3.13%, due 03/10/12	291,340
160,000	BP Capital Markets Plc, Guaranteed Note, 3.88%, due 03/10/15	136,485
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	24,799
95,000	Burlington Northern Santa Fe LLC, 5.75%, due 05/01/40	100,848
220,000	California Steel Industries, Inc., Senior Note, 6.13%, due 03/15/14	207,900
195,000	Calpine Construction Finance Co., LP and CCFC Finance Corp., 8.00%, due 06/01/16 144A	200,363
4,000,000	Canadian Imperial Bank of Commerce, 2.00%, due 02/04/13 144A	4,047,016
250,000	Canadian Natural Resources, Ltd., 6.50%, due 02/15/37	280,206
295,000	CareFusion Corp., 5.13%, due 08/01/14	319,017
150,000	Case New Holland, Inc., Senior Note, 7.13%, due 03/01/14	155,250
675,000	CDP Financial, Inc., 3.00%, due 11/25/14 144A	681,916
660,000	CDP Financial, Inc., 4.40%, due 11/25/19 144A	679,007
850,000	Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, due 05/20/11	870,782
1,320,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	1,718,899
75,000	Centerpoint Energy, Inc., Senior Note, Series B, 7.25%, due 09/01/10	75,605
404,300	Century Aluminum Co., 8.00%, due 05/15/14	383,074
265,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, due 11/15/17 144A	265,331
280,000	CF Industries, Inc., 6.88%, due 05/01/18	285,600
180,000	CF Industries, Inc., 7.13%, due 05/01/20	184,950
95,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 8.00%, due 04/30/12 144A†††	99,275
95,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	94,169
565,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	583,362
195,000	Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18	202,312
110,000	CHS/Community Health Systems, Inc., Senior Note, 8.88%, due 07/15/15	113,713
103,000	CIT Group, Inc., 7.00%, due 05/01/13	99,138
154,501	CIT Group, Inc., 7.00%, due 05/01/14	146,390
154,501	CIT Group, Inc., 7.00%, due 05/01/15	143,300
257,504	CIT Group, Inc., 7.00%, due 05/01/16	236,260
360,506	CIT Group, Inc., 7.00%, due 05/01/17	326,258
755,000	Citibank NA, 1.75%, due 12/28/12	768,927

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

455,000	Citigroup Funding, Inc., 1.88%, due 10/22/12	464,826
535,000	Citigroup Funding, Inc., 1.88%, due 11/15/12	546,597
1,165,000	Citigroup Funding, Inc., 2.13%, due 07/12/12	1,195,791
470,000	Citigroup Funding, Inc., 2.25%, due 12/10/12	484,106
300,000	Citigroup, Inc., 0.74%, due 01/16/12†	428,473
100,000	Citigroup, Inc., 0.90%, due 06/28/13†	114,526
175,000	Citigroup, Inc., 4.75%, due 05/19/15	175,095
830,000	Citigroup, Inc., 6.00%, due 12/13/13	871,439
1,070,000	Citigroup, Inc., 6.01%, due 01/15/15	1,123,413
130,000	Citigroup, Inc., 6.38%, due 08/12/14	138,204
1,200,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	1,255,028
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	575,602
720,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	757,720
600,000	Citigroup, Inc., Subordinated Note, 5.00%, due 09/15/14	600,682
170,000	Clear Channel Communications, Inc., 4.90%, due 05/15/15	89,250
110,000	Clear Channel Communications, Inc., 6.88%, due 06/15/18	53,900
65,000	Clear Channel Communications, Inc., 7.25%, due 10/15/27	30,225
95,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, due 12/15/17 144A	94,525
105,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, due 12/15/19 144A	105,000
25,000	CNH Americah LLC, 7.25%, due 01/15/16	25,188
285,000	Coca-Cola Femsa SAB de CV, 4.63%, due 02/15/20 144A	292,447
150,000	Colt Defense LLC/Colt Finance Corp., 8.75%, due 11/15/17 144A	119,625
455,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	527,199
75,000	Comcast Corp., 6.40%, due 03/01/40	81,002
870,000	Comcast Corp., 6.50%, due 01/15/15	999,527
130,000	Comcast Corp., 6.50%, due 01/15/17	149,160
65,000	Comcast Corp., 7.05%, due 03/15/33	75,273
310,000	Commonwealth Bank of Australia, 3.75%, due 10/15/14 144A	319,001
130,000	Commonwealth Bank of Australia, 5.00%, due 10/15/19 144A	135,196
260,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.50%, due 05/15/15	248,950
120,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.75%, due 05/15/17	114,300
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	127,725
185,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	148,925
380,000	ConocoPhillips, 4.60%, due 01/15/15	415,557
490,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	603,047
240,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	270,895
220,000	Consol Energy, Inc., 8.25%, due 04/01/20 144A	230,450
250,000	Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17	254,687
90,000	Constellation Energy Group, Inc., Senior Note, 7.60%, due 04/01/32	108,731
740,000	Cornell University, 4.35%, due 02/01/14	801,657
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	219,191
320,000	Cox Communications, Inc., 5.45%, due 12/15/14	353,561
150,000	Cox Communications, Inc., 8.38%, due 03/01/39 144A	204,565
560,000	Credit Agricole SA, 8.38%, due 12/31/49 † 144A	532,000
475,000	Credit Suisse, 5.00%, due 05/15/13(a)	507,821
190,000	Credit Suisse Guernsey, Ltd., 5.86%, due 05/29/49†	168,625

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

500,000	Credit Suisse/New York, NY, Subordinated Note, 6.00%, due 02/15/18	522,528
40,000	Crown Americas LLC and Crown Americas Capital Corp., Guaranteed Senior Note, 7.75%, due 11/15/15	41,700
170,000	Crown Castle International Corp., Senior Note, 9.00%, due 01/15/15	180,625
405,000	Crown Castle Towers LLC, 6.11%, due 01/15/20 144A	445,325
75,000	CVS Caremark Corp., 6.13%, due 09/15/39	80,452
750,000	CVS Caremark Corp., 6.60%, due 03/15/19	874,239
3,000,000	Daimler Finance North America LLC, 5.75%, due 09/08/11	3,124,914
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	784,063
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	422,522
109,000	DaVita, Inc., Senior Note, 6.63%, due 03/15/13	109,681
275,000	Delta Petroleum Corp., Senior Note, 7.00%, due 04/01/15	207,625
35,000	Denbury Resources, Inc., 9.75%, due 03/01/16	37,975
170,000	Denbury Resources, Inc., Guaranteed Senior Subordinated Note, 7.50%, due 12/15/15	172,550
400,000	Depfa ACS Bank, 5.13%, due 03/16/37 ¤ 144A	296,331
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	534,226
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	339,599
600,000	Devon Energy Corp., 7.95%, due 04/15/32	771,118
500,000	Dexia Credit Local, 2.38%, due 09/23/11 144A	506,964
1,200,000	Dexia Credit Local, 2.75%, due 04/29/14 144A	1,210,258
730,000	Diageo Capital Plc, 4.83%, due 07/15/20	775,886
360,000	Discovery Communications LLC, 3.70%, due 06/01/15	369,500
30,000	DISH DBS Corp., 7.88%, due 09/01/19	31,350
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	443,397
125,000	Dominion Resources, Inc., Senior Note, Series B, 5.95%, due 06/15/35	132,773
215,000	Domtar Corp., 10.75%, due 06/01/17	259,075
840,000	Dr Pepper Snapple Group, Inc., Senior Note, 6.82%, due 05/01/18	1,003,396
500,000	Duke Energy Corp., 5.63%, due 11/30/12	547,240
25,000	Dynegy Holdings, Inc., 7.75%, due 06/01/19	17,406
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	19,700
155,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	155,388
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	41,400
110,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	113,850
20,000	Edison Mission Energy, Senior Note, 7.00%, due 05/15/17	12,900
5,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19	3,100
260,000	Edison Mission Energy, Senior Note, 7.50%, due 06/15/13	224,900
70,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27	40,075
575,000	Eksportfinans ASA, 3.00%, due 11/17/14	592,747
250,000	Eksportfinans ASA, 5.50%, due 06/26/17	285,223
28,000	El Paso Corp., 7.75%, due 01/15/32	27,810
180,000	El Paso Corp., Senior Note, 6.88%, due 06/15/14	184,172
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	479,697
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	223,248
305,000	El Paso Natural Gas Co., 8.63%, due 01/15/22	365,309
430,000	El Paso Performance Linked Trust, 7.75%, due 07/15/11 144A	445,387
150,000	Eli Lilly & Co., 3.55%, due 03/06/12	156,483
160,000	Energy Future Holdings Corp., Series O, 6.50%, due 11/15/24	72,800
555,000	Energy Future Holdings Corp., Senior Note, Series R, 6.55%, due 11/15/34	249,750

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

3,132,372	Energy Future Holdings Corp., Senior Note, 11.25%, due 12/01/14	2,051,704
649,896	Energy Future Holdings Corp., Senior Note, 11.25%, due 11/01/17	425,682
720,000	Energy Transfer Partners, LP, 9.00%, due 04/15/19	848,067
1,000,000	Enterprise Products Operating LLC, 5.25%, due 01/31/20	1,031,451
100,000	Enterprise Products Operating LLC, 6.13%, due 10/15/39	100,124
125,000	Enterprise Products Operating LLC, Guaranteed Senior Note, 6.50%, due 01/31/19	140,384
250,000	Fifth Third Capital Trust IV, 6.50%, due 04/15/67†	208,125
9,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	9,509
785,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	829,970
175,000	Florida Power & Light Co., 5.95%, due 02/01/38	200,614
75,000	Florida Power Corp., 6.40%, due 06/15/38	89,955
130,000	FMC Finance III SA, Guaranteed Senior Note, 6.88%, due 07/15/17	131,950
130,000	FMG Finance Pty, Ltd., 10.00%, due 09/01/13 144A	137,150
135,000	FMG Finance Pty, Ltd., Senior Secured Noted, 10.63%, due 09/01/16 144A	149,175
205,000	Ford Holdings LLC, 9.30%, due 03/01/30	207,050
750,000	Ford Motor Co., 6.63%, due 10/01/28	596,250
110,000	Ford Motor Co., 7.13%, due 11/15/25	91,850
380,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	344,850
916,000	Ford Motor Credit Co., 8.00%, due 12/15/16	937,862
700,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	811,082
190,000	France Telecom, 4.38%, due 07/08/14	205,080
1,165,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	1,283,165
155,000	Freescale Semiconductor, Inc., Series 1, 9.25%, due 04/15/18 144A	153,838
90,000	Frontier Communications Corp., 7.00%, due 11/01/25	76,725
240,000	Frontier Communications Corp., 7.05%, due 10/01/46	180,600
135,000	Frontier Communications Corp., 8.13%, due 10/01/18	134,831
3,000,000	Gaz Capital SA for Gazprom, 6.51%, due 03/07/22 144A	2,905,500
1,035,000	General Electric Capital Corp., 0.41%, due 04/10/12†	1,019,711
2,600,000	General Electric Capital Corp., 0.84%, due 06/20/14†	2,456,930
1,020,000	General Electric Capital Corp., 2.13%, due 12/21/12	1,049,278
700,000	General Electric Capital Corp., 2.63%, due 12/28/12	727,866
1,075,000	General Electric Capital Corp., 2.80%, due 01/08/13	1,087,591
700,000	General Electric Capital Corp., 5.50%, due 01/08/20	741,101
960,000	General Electric Capital Corp., 6.00%, due 08/07/19	1,041,103
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	805,175
175,000	Geokinetics Holdings, Inc., 9.75%, due 12/15/14 144A	150,500
1,005,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	1,151,851
225,000	Glencore Funding LLC, Guaranteed Note, 6.00%, due 04/15/14 144A	225,229
150,000	Glitnir Banki HF, 6.33%, due 07/28/11 ¤ 144A	39,750
290,000	Glitnir Banki HF, 6.38%, due 09/25/12 ¤ 144A	76,850
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16 ¤ 144A	1,200
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49†	22,800
90,000	Goldman Sachs Group (The), Inc., 3.63%, due 08/01/12	91,729
40,000	Goldman Sachs Group (The), Inc., 4.75%, due 07/15/13	41,792
30,000	Goldman Sachs Group (The), Inc., 5.30%, due 02/14/12	31,237
1,050,000	Goldman Sachs Group (The), Inc., 5.38%, due 03/15/20	1,039,459
1,110,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,154,716
150,000	Goldman Sachs Group (The), Inc., 6.00%, due 06/15/20	154,785

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

400,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	419,651
60,000	Goldman Sachs Group (The), Inc., 6.60%, due 01/15/12	63,482
340,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	358,667
2,600,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	2,755,880
140,000	Goldman Sachs Group, Inc., 5.45%, due 11/01/12	147,562
175,000	Goodyear Tire & Rubber Co. (The), 10.50%, due 05/15/16	191,188
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	14,325
180,000	Harrah’s Operating Co., Inc., 10.00%, due 12/15/18	148,500
255,000	Harrah’s Operating Co., Inc., 10.00%, due 12/15/18	210,375
85,000	Harrah’s Operating Co., Inc., 12.75%, due 04/15/18 144A	81,600
165,000	Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	166,726
110,000	HBOS Capital Funding, LP, 6.07%, due 06/30/49 † 144A	77,000
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	105,079
7,000	HCA Inc., 6.30%, due 10/01/12	7,000
20,000	HCA, Inc., 5.75%, due 03/15/14	18,700
9,000	HCA, Inc., 6.25%, due 02/15/13	8,888
570,000	HCA, Inc., 6.50%, due 02/15/16	534,375
20,000	HCA, Inc., Senior Note, 9.13%, due 11/15/14	20,975
180,000	HCA, Inc., Senior Note, 9.25%, due 11/15/16	191,250
67,000	HCA, Inc., Senior Note, (PIK), 9.63%, due 11/15/16	71,858
215,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	198,875
210,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	213,675
40,000	Hess Corp., 7.88%, due 10/01/29	49,353
690,000	Hess Corp., 8.13%, due 02/15/19	861,517
235,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	231,475
180,000	Hexion US Finance Corp. Hexion Nova Scotia Finance ULC, Second Priority Secured Senior Note, 9.75%, due 11/15/14	171,000
75,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, due 02/01/18	68,063
185,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Note, 9.00%, due 06/01/16 144A	190,550
50,000	Hornbeck Offshore Services, Inc., 8.00%, due 09/01/17	44,750
250,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	224,375
325,000	HSBC Bank Plc, 3.50%, due 06/28/15 144A	328,499
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35†	255,000
430,000	HSBC Finance Corp., 4.63%, due 09/15/10	433,068
75,000	Huntsman International LLC, 8.63%, due 03/15/20 144A	69,563
240,000	Huntsman International LLC, Senior Subordinated Note, 7.38%, due 01/01/15	225,600
75,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16 144A	73,313
300,000	ICICI Bank, Ltd., Reg S, Subordinated Note, 6.38%, due 04/30/22 † 144A	276,373
25,000	Inergy, LP/Inergy Finance Corp., 8.75%, due 03/01/15	25,563
270,000	Inergy, LP/Inergy Finance Corp., Senior Note, 6.88%, due 12/15/14	267,300
125,000	Innophos, Inc., Senior Subordinated Note, 8.88%, due 08/15/14	129,375
80,000	Intelsat Corp., 9.25%, due 08/15/14	82,200
110,000	Intelsat Jackson Holdings SA, 8.50%, due 11/01/19 144A	111,650
20,000	Intelsat Jackson Holdings SA, 9.50%, due 06/15/16	21,100
115,000	Interface, Inc., 11.38%, due 11/01/13	129,375
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	190,000
300,000	International Lease Finance Corp., 0.65%, due 07/13/12†	264,067
1,400,000	International Lease Finance Corp., 1.00%, due 03/17/15	1,384,501

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

300,000	International Lease Finance Corp., 5.75%, due 06/15/11	295,875
1,100,000	International Lease Finance Corp., 7.00%, due 03/17/16	1,084,090
125,000	International Paper, Co., 7.30%, due 11/15/39	138,282
115,000	Inverness Medical Innovations, Inc., 9.00%, due 05/15/16	115,575
58,000	Invista, Senior Note, 9.25%, due 05/01/12 144A	59,015
75,000	Iron Mountain, Inc., 8.75%, due 07/15/18	77,813
160,000	Isle of Capri Casinos, Inc., 7.00%, due 03/01/14	144,800
100,000	iStar Financial, Inc. REIT, Series 1, 5.88%, due 03/15/16	71,000
345,000	Japan Finance Corp., 2.00%, due 06/24/11	348,075
210,000	Jarden Corp., 7.50%, due 01/15/20	206,325
500,000	JPMorgan Chase & Co., 4.95%, due 03/25/20	520,627
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,103,293
210,000	JPMorgan Chase & Co., Senior Note, 5.60%, due 06/01/11	218,798
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,577,654
725,000	JPMorgan Chase Bank NA, 0.87%, due 06/13/16†	683,024
290,000	JPMorgan Chase Bank NA, 6.00%, due 10/01/17	316,266
310,000	JPMorgan Chase Bank NA, Subordinated Note, 6.00%, due 07/05/17	336,075
205,000	K Hovnanian Enterprises, Inc., 10.63%, due 10/15/16	206,025
180,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	139,500
305,000	KAR Auction Services, Inc., Senior Note, 8.75%, due 05/01/14	308,050
6,000	KAR Auction Services, Inc., Senior Subordinated Note, 10.00%, due 05/01/15	6,150
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16 ¤ 144A	260
1,680,000	Kaupthing Bank HF, 7.63%, due 02/28/15 ¤ 144A	411,600
590,000	Kerr-McGee Corp., 7.88%, due 09/15/31	541,813
1,000,000	KeyCorp, 6.50%, due 05/14/13	1,094,589
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	41,413
30,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	32,260
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	63,906
770,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	839,929
2,300,000	Kinder Morgan Finance Co. ULC, Guranteed Note, 5.70%, due 01/05/16	2,208,000
310,000	Koninklijke KPN NV, 8.00%, due 10/01/10	314,958
665,000	Kraft Foods, Inc., 5.38%, due 02/10/20	713,925
185,000	Kraft Foods, Inc., 6.50%, due 08/11/17	215,192
25,000	Kraft Foods, Inc., 6.50%, due 02/09/40	28,056
210,000	Kraft Foods, Inc., Global Note, 6.50%, due 11/01/31	231,247
725,000	Kreditanstalt fuer Wiederaufbau, 2.25%, due 04/16/12	740,071
600,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	694,382
100,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	100,500
60,000	Lamar Media Corp., Senior Subordinated Note, Series C, 6.63%, due 08/15/15	57,150
245,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	235,812
290,000	Landsbanki Islands HF, 6.10%, due 08/25/11 ¤ 144A	34,075
600,000	LBG Capital No.1 Plc, 7.88%, due 11/01/20	489,000
100,000	LBI Escrow Corp., 8.00%, due 11/01/17 144A	103,250
570,000	LeasePlan Corp. NV, 3.00%, due 05/07/12 144A	586,511
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49	1,222
150,000	Lehman Brothers Holdings, Inc., (MTN), 6.20%, due 09/26/14	30,375
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17	473
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17	1,558

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

220,000	Libbey Glass, Inc., 10.00%, due 02/15/15 144A	228,800
225,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	186,750
120,000	Life Technologies Corp., 4.40%, due 03/01/15	124,255
125,000	Life Technologies Corp., 6.00%, due 03/01/20	135,614
100,000	Lincoln National Corp., 7.00%, due 06/15/40	105,664
115,000	LINN Energy LLC, 8.63%, due 04/15/20 144A	118,306
215,000	LINN Energy LLC, 9.88%, due 07/01/18	228,975
500,000	Lloyds TSB Bank Plc, 4.38%, due 01/12/15 144A	482,215
500,000	Lloyds TSB Bank Plc, 5.80%, due 01/13/20 144A	472,791
1,700,000	Macquarie Bank, Ltd., 4.10%, due 12/17/13 144A	1,825,800
150,000	Mandalay Resort Group, Senior Note, 6.38%, due 12/15/11	141,375
170,000	MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., Series B, 8.50%, due 07/15/16	172,550
130,000	Massachusetts Electric Co., Series 1, 5.90%, due 11/15/39 144A	142,799
210,000	Massey Energy Co., Senior Note, 6.88%, due 12/15/13	206,062
240,000	Medtronic, Inc., 4.45%, due 03/15/20	256,251
100,000	Merck & Co., Inc., 6.40%, due 03/01/28	119,227
350,000	Merna Reinsurance, Ltd., Series B, 2.04%, due 07/07/10 † 144A	349,930
700,000	Merrill Lynch & Co., Inc., 1.00%, due 05/30/14†	779,624
190,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	199,437
5,200,000	Merrill Lynch & Co., Inc., 6.05%, due 08/15/12	5,531,625
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	843,717
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	26,301
75,000	Metlife, Inc., Senior Secured Note, Series B, 7.72%, due 02/15/19	89,411
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/36	495,600
45,000	MetroPCS Wireless, Inc., 9.25%, due 11/01/14	46,575
80,000	MetroPCS Wireless, Inc., Senior Note, 9.25%, due 11/01/14	82,800
730,000	Metropolitan Life Global Funding I, 2.50%, due 01/11/13 144A	738,726
175,000	Metropolitan Life Global Funding I, 2.88%, due 09/17/12 144A	179,253
400,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	432,909
175,000	Metropolitan Life Global Funding I, 5.13%, due 06/10/14 144A	190,276
90,000	MGM Resorts International, 5.88%, due 02/27/14	71,775
180,000	MGM Resorts International, 6.63%, due 07/15/15	142,650
200,000	MGM Resorts International, 7.50%, due 06/01/16	158,500
40,000	MGM Resorts International, 7.63%, due 01/15/17	31,500
15,000	MGM Resorts International, 10.38%, due 05/15/14	16,388
35,000	MGM Resorts International, 11.13%, due 11/15/17	38,763
150,000	Midamerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	172,916
40,000	Mohegan Tribal Gaming Authority, Series 1, 11.50%, due 11/01/17 144A	39,800
265,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	215,975
75,000	Moog, Inc., 7.25%, due 06/15/18	73,875
975,000	Morgan Stanley, 0.60%, due 01/09/14†	898,370
625,000	Morgan Stanley, 2.93%, due 05/14/13†	627,751
930,000	Morgan Stanley, 5.63%, due 01/09/12	968,061
100,000	Morgan Stanley, 5.63%, due 09/23/19	96,912
1,000,000	Morgan Stanley, 6.60%, due 04/01/12	1,061,682
125,000	Morgan Stanley, 7.30%, due 05/13/19	134,648

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

130,000	Morgan Stanley, (MTN), Series F, 0.75%, due 10/18/16†	113,249
900,000	Morgan Stanley, (MTN), Series F, 5.75%, due 08/31/12	943,614
125,000	Morgan Stanley, (MTN), Series F, 6.25%, due 08/28/17	127,261
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,049,719
1,500,000	Morgan Stanley, Senior Note, 6.00%, due 04/28/15	1,569,246
1,895,000	Motors Liquidation Co., 8.38%, due 07/15/33†††	615,875
100,000	Motors Liquidation Co., Senior Note, 8.25%, due 07/15/23†††	30,750
210,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	185,325
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/25/99†	96,868
50,000	National Semiconductor Corp., Senior Note, 6.60%, due 06/15/17	56,095
155,000	Navistar International Corp., 8.25%, due 11/01/21	158,100
230,000	NBC Universal, Inc., Series 1, 5.15%, due 04/30/20 144A	240,350
286,646	Neiman-Marcus Group, Inc., (PIK), 9.00%, due 10/15/15	288,796
225,000	News America, Inc., 6.20%, due 12/15/34	237,735
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	33,782
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	56,183
430,000	Nordea Bank AB, 3.70%, due 11/13/14 144A	438,483
300,000	Nordea Bank AB, 4.88%, due 01/27/20 144A	308,700
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	73,942
250,000	Norske Skogindustrier ASA, 7.13%, due 10/15/33 144A	155,469
281,244	Nortek, Inc., 11.00%, due 12/15/13	294,603
775,000	Novartis Capital Corp., 1.90%, due 04/24/13	787,247
520,000	Novelis, Inc., Senior Note, 7.25%, due 02/15/15	504,400
210,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	213,412
40,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	39,900
100,000	NRG Energy, Inc., Senior Note, 7.38%, due 01/15/17	99,250
600,000	Occidental Petroleum Corp., Senior Note, 7.00%, due 11/01/13	701,720
125,000	Ohio Edison Co., Senior Note, 6.88%, due 07/15/36	140,403
20,000	OPTI Canada, Inc., Guaranteed Senior Note, 7.88%, due 12/15/14	17,500
45,000	OPTI Canada, Inc., Guaranteed Senior Note, 8.25%, due 12/15/14	39,375
650,000	Oracle Corp., 3.75%, due 07/08/14	696,558
20,000	Owens-Brockway Glass Container, Inc., Senior Secured Note, 6.75%, due 12/01/14	20,450
550,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	615,661
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	11,285
10,000	Peabody Energy Corp., Senior Note, 6.88%, due 03/15/13	10,125
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	626,336
800,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	1,036,027
641,000	Petrobras International Finance Co. — PIFCo, 5.75%, due 01/20/20	648,723
20,000	Petrobras International Finance Co. — PIFCo, 5.88%, due 03/01/18	20,684
160,000	Petrobras International Finance Co. — PIFCo, 6.13%, due 10/06/16	170,654
225,000	Pfizer, Inc., 5.35%, due 03/15/15	255,186
155,000	PHI, Inc., Senior Note, 7.13%, due 04/15/13	146,475
275,000	Philip Morris International, Inc., 4.50%, due 03/26/20	279,864
100,000	Philip Morris International, Inc., 6.88%, due 03/17/14	115,792
225,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 7.50%, due 06/15/15	212,062
30,000	Pride International, Inc., Senior Note, 7.38%, due 07/15/14	30,038
150,000	Progress Energy, Inc., 4.88%, due 12/01/19	158,055
275,000	Prudential Financial, Inc., 4.75%, due 09/17/15	284,244

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

100,000	Prudential Financial, Inc., 5.38%, due 06/21/20	101,472
200,000	QVC, Inc., 7.38%, due 10/15/20 144A	195,500
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	20,150
100,000	Qwest Corp., 6.88%, due 09/15/33	92,250
45,000	Qwest Corp., 7.50%, due 10/01/14	48,094
55,000	Qwest Corp., Senior Note, 6.50%, due 06/01/17	55,688
295,000	Rabobank Nederland NV, 11.00%, due 12/29/49 † 144A	365,350
140,000	RailAmerica, Inc., 9.25%, due 07/01/17	147,350
75,000	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14 ¤ †††	1,509
310,000	Realogy Corp., Senior Note, 10.50%, due 04/15/14	264,275
220,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	280,521
239,000	Regency Energy Partners, LP/Regency Energy Finance Corp., Senior Note, 8.38%, due 12/15/13	247,365
590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/29/49 † 144A	543,473
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	819,097
190,000	Reynolds American, Inc., Senior Secured Note, 7.25%, due 06/01/12	204,368
670,000	Reynolds Group DL Escrow Inc/Reynolds Group Escrow LLC, 7.75%, due 10/15/16 144A	658,275
160,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.50%, due 05/15/18 144A	157,800
1,010,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,327,541
720,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	840,172
225,000	Rockies Express Pipeline LLC, 5.63%, due 04/15/20 144A	214,396
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	44,574
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	23,680
55,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	65,700
100,000	Royal Bank of Scotland Group Plc, 4.88%, due 03/16/15	99,599
110,000	Royal Bank of Scotland Group Plc, 5.00%, due 11/12/13	106,817
550,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	516,529
140,000	Royal Bank of Scotland Group Plc, 5.05%, due 01/08/15	130,884
710,000	Royal Bank of Scotland Group Plc, 6.40%, due 10/21/19	720,933
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 10/29/49 144A	131,000
100,000	Royal Bank of Scotland Group Plc, Series U, 7.64%, due 03/31/43	57,750
20,000	Royal Bank of Scotland Group Plc, Subordinated Note, 6.38%, due 02/01/11	20,234
150,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	149,625
35,000	SandRidge Energy, Inc., Series 1, 8.75%, due 01/15/20 144A	33,425
175,000	SandRidge Energy, Inc., 9.88%, due 05/15/16 144A	178,500
500,000	Santander US Debt SA Unipersonal, Series 1, 3.72%, due 01/20/15 144A	480,846
135,000	Satelites Mexicanos SA de CV, 9.28%, due 11/30/11†	124,875
210,000	SBA Tower Trust, 4.25%, due 04/15/15 144A	220,462
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	97,900
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	10,175
650,000	Shell International Finance BV, 1.88%, due 03/25/13	655,893
275,000	Shell International Finance BV, 3.10%, due 06/28/15	279,576
322,000	Shell International Finance BV, 4.00%, due 03/21/14	340,871
670,000	Shell International Finance BV, 4.38%, due 03/25/20	693,969
400,000	Sheraton Holding Corp., 7.38%, due 11/15/15	424,000

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

410,000	Shinsei Finance Cayman, Ltd., 6.42%, due 01/29/49 † 144A	263,861
700,000	SLM Corp., 4.75%, due 03/17/14	769,604
10,000	SLM Corp., 5.00%, due 04/15/15	8,609
690,000	SLM Corp., 5.38%, due 05/15/14	631,440
75,000	SLM Corp., 5.63%, due 08/01/33	55,199
2,020,000	SLM Corp., 8.00%, due 03/25/20	1,776,780
225,000	SLM Corp., (MTN), 0.62%, due 01/27/14†	185,658
115,000	SLM Corp., (MTN), 5.00%, due 10/01/13	110,017
65,000	Smithfield Foods, Inc., 10.00%, due 07/15/14 144A	72,313
200,000	Sonat, Inc., 7.63%, due 07/15/11	207,315
100,000	Southern California Edison Co., Series 2, 5.95%, due 02/01/38	115,967
1,300,000	Sprint Capital Corp., 7.63%, due 01/30/11	1,329,250
80,000	Sprint Capital Corp., 8.75%, due 03/15/32	76,800
60,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	54,600
1,050,000	Sprint Nextel Corp., 6.00%, due 12/01/16	947,625
245,000	Standard Pacific Corp., 8.38%, due 05/15/18	233,975
135,000	Station Casinos, Inc., 7.75%, due 08/15/16 ¤ †††	9,197
90,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12†††	5,794
140,000	Steel Dynamics, Inc., 7.63%, due 03/15/20 144A	140,000
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	100,875
15,000	Steel Dynamics, Inc., Senior Note, 7.38%, due 11/01/12	15,600
105,000	Stora Enso Oyj, 7.25%, due 04/15/36 144A	84,788
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	15,075
196,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	200,165
110,000	Sungard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	114,125
500,000	SunTrust Banks, Inc., 6.10%, due 12/15/36†	381,693
99,000	SunTrust Preferred Capital I, 5.85%, due 12/31/49†	67,815
1,910,000	Svensk Exportkredit AB, Global Note, (MTN), Series G, 4.88%, due 09/29/11	1,999,879
1,400,000	Swedbank AB, 3.00%, due 12/22/11 144A	1,443,695
175,000	Swift Energy Co., 8.88%, due 01/15/20	173,250
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 8.25%, due 07/01/16	93,813
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	12,320
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	444,125
20,000	Teck Resources, Ltd., 9.75%, due 05/15/14	23,656
20,000	Teck Resources, Ltd., 10.25%, due 05/15/16	23,627
35,000	Teck Resources, Ltd., 10.75%, due 05/15/19	42,950
35,000	Teekay Corp., 8.50%, due 01/15/20	35,000
220,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	245,768
270,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	272,807
525,000	Telefonica Emisiones SAU, 3.73%, due 04/27/15	524,040
535,000	Telefonica Emisiones SAU, 5.13%, due 04/27/20	537,251
205,000	Telefonica Emisiones SAU,enirNote, 5.98%, due 06/20/11	212,598
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	82,370
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 7.05%, due 06/20/36	83,238
360,000	TELUS Corp., 8.00%, due 06/01/11	381,713
40,000	Tenet Healthcare Corp., 8.88%, due 07/01/19 144A	42,600
80,000	Tenet Healthcare Corp., Senior Secured Note, 9.00%, due 05/01/15 144A	85,000

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

115,000	Tenet Healthcare Corp., Senior Secured Note, 10.00%, due 05/01/18 144A	127,650
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	22,213
270,000	Terex Corp., Senior Subordinated Note, 7.38%, due 01/15/14	273,375
120,000	Tesoro Corp., Senior Note, 6.25%, due 11/01/12	120,600
110,000	Tesoro Corp., Senior Note, 6.50%, due 06/01/17	101,200
170,000	Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC, 3.00%, due 06/15/15	173,529
45,000	Texas Industries, Inc., 7.25%, due 07/15/13	43,763
140,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	136,150
260,000	Time Warner Cable, Inc., 5.40%, due 07/02/12	277,857
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	813,635
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	186,361
10,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	12,318
90,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	113,737
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	109,312
100,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 03/15/23	128,481
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	298,757
130,000	Time Warner, Inc., 6.88%, due 05/01/12	141,689
10,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	9,350
330,000	TNK-BP Finance SA, 6.63%, due 03/20/17 144A	325,875
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	310,616
810,000	Travelers Cos. (The), Inc., Subordinated Note, 6.25%, due 03/15/37†	761,095
110,000	Triumph Group, Inc., 8.63%, due 07/15/18 144A	112,750
1,050,000	Tyco International Finance SA, 6.00%, due 11/15/13	1,176,171
80,000	Tyco International Finance SA, Guaranteed Note, 6.75%, due 02/15/11	82,974
370,000	UBS AG/Stamford Branch, 3.88%, due 01/15/15	368,547
500,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	516,636
175,000	Unisys Corp., 14.25%, due 09/15/15 144A	203,000
210,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	227,070
260,000	United Rentals North America, Inc., 9.25%, due 12/15/19	263,250
20,000	United Rentals North America, Inc., Senior Subordinated Note, 7.00%, due 02/15/14	18,900
95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18	94,406
125,000	United Technologies Corp., 5.70%, due 04/15/40	140,070
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	580,705
725,000	US Central Federal Credit Union, 1.25%, due 10/19/11	731,059
237,000	US Concrete, Inc., Senior Subordinated Note, 8.38%, due 04/01/14†††	124,425
245,000	USG Corp., 6.30%, due 11/15/16	212,537
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	407,554
125,000	Valero Energy Corp., 6.63%, due 06/15/37	122,081
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 144A	232,100
105,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 6.50%, due 06/01/16	107,048
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	125,077
125,000	Verizon Communications, Inc., 6.35%, due 04/01/19	144,890
400,000	Verizon Communications, Inc., 8.75%, due 11/01/18	520,802
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	303,496
90,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	95,035
440,000	Vodafone Group Plc, 4.15%, due 06/10/14	462,108
1,500,000	Wachovia Bank NA, 0.87%, due 03/15/16†	1,399,347

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

310,000	Wachovia Capital Trust III, 5.80%, due 03/15/42†	249,550
220,000	Wachovia Capital Trust III, 5.80%, due 03/29/49†	177,100
1,000,000	Wachovia Corp., 5.30%, due 10/15/11	1,046,963
530,000	Wachovia Corp., 5.75%, due 02/01/18	581,539
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	756,487
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	678,372
260,000	Wal-Mart Stores, Inc., 5.63%, due 04/01/40	284,780
270,000	Watson Pharmaceuticals, Inc., 5.00%, due 08/15/14	289,476
730,000	WellPoint, Inc., 5.88%, due 06/15/17	814,436
130,000	Wells Fargo & Co., 5.30%, due 08/26/11	135,063
1,000,000	Wells Fargo Bank NA, Subordinated Note, 4.75%, due 02/09/15	1,047,686
350,000	Wells Fargo Capital X, 5.95%, due 12/15/36	312,169
19,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	18,335
437,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	466,093
120,000	Williams Partners, LP, 5.25%, due 03/15/20 144A	122,940
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	329,650
140,000	Windstream Corp., Senior Note, 8.63%, due 08/01/16	141,750
210,000	Windstream Holding of the Midwest, Inc., 6.75%, due 04/01/28	172,163
510,000	Wyeth, 5.95%, due 04/01/37	579,746
30,000	Wyeth, 6.00%, due 02/15/36	33,811
285,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, due 12/01/14	287,137
290,000	XTO Energy, Inc., Senior Note, 5.65%, due 04/01/16	332,648
30,000	XTO Energy, Inc., Senior Note, 6.25%, due 08/01/17	35,776
200,000	XTO Energy, Inc., Senior Note, 6.50%, due 12/15/18	243,113
40,000	XTO Energy, Inc., Senior Note, 6.75%, due 08/01/37	51,712
380,000	XTO Energy, Inc., Senior Note, 7.50%, due 04/15/12	423,288

		228,537,205

	Mortgage Backed Securities — 19.3%

467,483	American Home Mortgage Assets, Series 2006-6, Class A1A, 0.54%, due 11/25/36†	248,134
693,229	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	727,934
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45†	223,232
425,000	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, due 09/10/47	445,431
212,954	Banc of America Funding Corp., Series 2005-E, Class 8A1, 3.04%, due 06/20/35†	106,680
250,000	Banc of America Large Loan, Inc., Series 2009-UB2, Class A4B4, 5.90%, due 02/24/51 † 144A	218,926
360,156	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 3.18%, due 02/25/35†	308,783
630,771	BCAP LLC Trust, Series 2007-AA1, Class 1A1, 0.45%, due 02/25/47†	442,768
87,045	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.12%, due 07/25/34†	75,818
18,317	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32†	18,306

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

520,000	Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2, 6.46%, due 10/15/36	548,821
1,200,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.91%, due 09/11/38†	1,289,486
397,035	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.90%, due 12/25/35†	333,174
761,964	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 4.63%, due 02/25/36 † 144A	757,102
16,628	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 0.80%, due 09/25/34†	15,491
257,276	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	242,661
146,035	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.67%, due 11/20/35†	84,724
109,357	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.61%, due 12/25/35†	66,290
619,850	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.54%, due 03/20/47†	318,638
52,384	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 0.44%, due 11/25/36†	51,409
25,858	Countrywide Alternative Loan Trust, Series 2006-OC11, Class 2A1, 0.45%, due 01/25/37†	25,596
265,875	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 0.89%, due 02/25/35†	219,403
116,718	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 0.64%, due 04/25/35†	66,011
108,615	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 0.65%, due 05/25/35†	62,691
117,071	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.75%, due 09/25/35 † 144A	94,088
455,346	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-16, Class A1, 6.50%, due 10/25/37	397,974
590,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.13%, due 04/15/37	623,354
320,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	337,810
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, due 08/15/38†	1,055,273
247,637	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, due 10/25/21	192,788
400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, 6.00%, due 09/15/39†	406,625
487,254	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-OA1, Class A1, 0.55%, due 02/25/47†	285,679
111,637	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31†	111,610
44,120	FHLMC, 5.50%, due 05/01/35	47,515
43,570	FHLMC, 5.50%, due 10/01/35	46,922
662,193	FHLMC, 5.50%, due 12/01/36	712,106

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

747,017	FHLMC, 5.50%, due 08/01/38	802,698
397,255	FHLMC Gold Pool, 5.50%, due 11/01/35	427,818
1,118,449	FHLMC Gold Pool, 5.50%, due 12/01/37	1,202,752
675,105	FHLMC Gold Pool, 5.50%, due 04/01/38	725,426
240,000	FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A3, 4.32%, due 12/25/15	258,519
278,990	FHLMC Non Gold Pool, 5.36%, due 05/01/36†	292,682
67,052	FHLMC Non Gold Pool, 5.84%, due 05/01/37†	71,763
87,918	FHLMC Non Gold Pool, 6.29%, due 09/01/36†	92,461
541,143	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.84%, due 07/25/44†	550,034
1,500,000	FHLMC TBA, 4.50%, due 10/01/38	1,548,750
8,900,000	FHLMC TBA, 6.00%, due 10/01/35	9,632,862
1,100,000	FHLMC TBA Gold Pool, 5.00%, due 02/01/19	1,172,703
900,000	FHLMC TBA Gold Pool, 5.00%, due 07/01/36	948,375
1,500,000	FHLMC TBA Gold Pool, 5.50%, due 07/01/35	1,605,000
601,622	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, 0.72%, due 02/25/37†	300,279
1,559,494	FNMA, 4.00%, due 01/01/25	1,624,767
983,964	FNMA, 4.00%, due 02/01/25	1,024,226
395,923	FNMA, 4.00%, due 03/01/25	412,495
1,042,164	FNMA, 4.50%, due 12/01/20	1,110,505
1,076,323	FNMA, 5.00%, due 06/01/35	1,143,975
1,617,617	FNMA, 5.00%, due 07/01/35	1,719,291
448,445	FNMA, 5.00%, due 07/01/35	476,071
513,826	FNMA, 5.00%, due 09/01/35	545,480
2,559,299	FNMA, 5.00%, due 10/01/35	2,716,963
120,741	FNMA, 5.00%, due 12/01/35	128,179
1,008,015	FNMA, 5.00%, due 12/01/35	1,070,113
29,883	FNMA, 5.00%, due 12/01/35	31,724
5,126,405	FNMA, 5.00%, due 03/01/36	5,442,213
295,639	FNMA, 5.50%, due 10/01/18	321,114
215,606	FNMA, 5.50%, due 12/01/18	234,185
34,421	FNMA, 5.50%, due 09/01/19	37,398
451,269	FNMA, 5.50%, due 06/01/20	490,156
456,570	FNMA, 5.50%, due 06/01/20	495,913
196,954	FNMA, 5.50%, due 03/01/21	213,188
5,308	FNMA, 5.50%, due 05/25/27	5,311
53,665	FNMA, 5.50%, due 12/01/32	57,920
8,811,735	FNMA, 5.50%, due 05/01/33	9,504,833
607,559	FNMA, 5.50%, due 07/01/33	655,347
335,843	FNMA, 5.50%, due 02/01/35	362,259
707,895	FNMA, 5.50%, due 10/01/35	762,469
207,318	FNMA, 5.50%, due 02/01/36	222,912
673,960	FNMA, 5.50%, due 03/01/36	724,655
469,968	FNMA, 5.50%, due 04/01/36	505,318
148,634	FNMA, 5.50%, due 04/01/36	158,862
588,249	FNMA, 5.50%, due 11/01/36	632,496

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

570,968	FNMA, 5.50%, due 08/01/37	614,451
53,960	FNMA, 5.50%, due 04/01/38	58,007
322,306	FNMA, 5.50%, due 05/01/39	346,448
89,427	FNMA, 6.00%, due 11/01/21	97,524
39,140	FNMA, 6.00%, due 10/01/35	42,915
831,493	FNMA, 6.00%, due 05/01/36	905,080
311,671	FNMA, 6.00%, due 08/01/36	339,254
122,412	FNMA, 6.00%, due 08/01/36	133,246
59,196	FNMA, 6.00%, due 09/01/36	64,435
63,869	FNMA, 6.00%, due 09/01/36	69,521
372,670	FNMA, 6.00%, due 09/01/36	405,651
365,574	FNMA, 6.00%, due 11/01/36	397,927
99,650	FNMA, 6.00%, due 08/01/37	108,282
1,577,075	FNMA, 6.00%, due 08/01/37	1,713,689
64,769	FNMA, 6.00%, due 07/01/38	70,339
1,257,379	FNMA, 6.00%, due 10/01/39	1,368,657
25,394	FNMA, 6.50%, due 04/01/36	27,895
311,050	FNMA, 6.50%, due 10/01/37	341,202
516,320	FNMA, 6.50%, due 10/01/37	567,178
52,589	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	51,651
75,200	FNMA, Series 2005-68, Class PC, 5.50%, due 07/25/35	82,079
1,800,000	FNMA TBA, 4.00%, due 12/01/38	1,817,719
2,100,000	FNMA TBA, 4.50%, due 11/01/20	2,209,922
8,750,000	FNMA TBA, 4.50%, due 09/01/38	9,038,479
1,200,000	FNMA TBA, 5.00%, due 05/01/19	1,280,438
1,400,000	FNMA TBA, 5.00%, due 01/01/35	1,476,125
1,000,000	FNMA TBA, 5.50%, due 01/01/35	1,073,594
1,950,000	FNMA TBA, 5.50%, due 01/01/35	2,086,804
600,000	FNMA TBA, 5.50%, due 05/01/35	637,688
500,000	FNMA TBA, 6.00%, due 09/01/35	540,937
1,400,000	FNMA TBA, 6.50%, due 10/01/34	1,529,500
998,610	GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, 6.53%, due 05/15/33	1,021,629
790,000	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2, 6.07%, due 06/10/38	823,955
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	788,189
100,384	GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	101,152
686,037	GNMA, 5.50%, due 02/15/35	745,165
1,196,230	GNMA Pool I, 4.50%, due 03/15/40	1,249,200
383,637	GNMA Pool I, 5.00%, due 09/15/35	411,222
39,280	GNMA Pool I, 5.00%, due 04/15/36	42,006
199,489	GNMA Pool I, 5.00%, due 04/15/40	213,085
599,229	GNMA Pool I, 5.00%, due 05/15/40	640,071
76,286	GNMA Pool I, 7.50%, due 03/15/17	85,909
2,100,000	GNMA TBA, 4.00%, due 03/01/39	2,131,840
1,320,000	GNMA TBA, 4.50%, due 07/30/40	1,399,200

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

5,500,000	GNMA TBA Pool I, 4.50%, due 04/01/39	5,730,312
2,000,000	GNMA TBA Pool I, 4.50%, due 04/01/39	2,068,124
1,300,000	GNMA TBA Pool I, 5.00%, due 04/01/38	1,384,907
400,000	GNMA TBA Pool I, 5.50%, due 05/01/36	430,938
1,500,000	GNMA TBA Pool I, 6.00%, due 04/01/36	1,634,766
100,000	GNMA TBA Pool II, 4.50%, due 08/01/39	103,953
900,000	GNMA TBA Pool II, 5.00%, due 01/01/39	949,504
900,000	GNMA TBA Pool II, 5.00%, due 01/01/39	953,159
6,700,000	GNMA TBA Pool II, 5.00%, due 01/01/39	7,122,964
3,400,000	GNMA TBA Pool II, 6.00%, due 08/01/36	3,707,564
612,008	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 0.43%, due 03/25/37†	435,062
893,184	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 0.48%, due 04/25/47†	643,033
480,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.80%, due 08/10/42†	499,097
514,953	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.38%, due 03/10/39	534,096
82,740	GSAA Trust, Series 2006-5, Class 2A1, 0.42%, due 03/25/36†	62,152
295,154	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.85%, due 06/25/34†	276,340
437,666	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.21%, due 11/25/35†	411,831
85,948	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.66%, due 11/19/35†	49,786
107,411	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.69%, due 06/20/35†	86,215
1,369,663	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 0.53%, due 11/19/46†	694,780
479,492	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.56%, due 11/19/36†	281,352
1,360,802	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.57%, due 06/25/37†	851,775
325,000	Holmes Master Issuer Plc, Series 2007-2A, Class 3A1, 0.38%, due 07/15/21†	320,242
520,000	Honda Auto Receivables Owner Trust, Series 2010-1, Class A2, 0.62%, due 02/21/12	519,751
689,622	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 0.67%, due 03/25/36†	383,251
484,003	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35†	352,708
1,171,009	Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, 5.53%, due 08/25/37†	620,489
264,018	Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.13%, due 11/25/37†	201,206
167,290	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	172,512
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	195,873
149,631	JP Morgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, due 07/25/36	136,476
100,723	JP Morgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, due 03/25/22	95,116
429,130	LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, due 11/15/27	439,153
1,110,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, due 07/15/30	1,159,092

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	393,635
73,843	Lehman XS Trust, Series 2005-5N, Class 1A1, 0.65%, due 11/25/35†	49,084
152,712	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35†	48,441
340,188	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.00%, due 02/25/46†	170,656
538,102	Lehman XS Trust, Series 2007-2N, Class 3A1, 1.00%, due 02/25/37†	481,484
185,475	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.74%, due 01/25/36†	165,041
1,539,509	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 0.55%, due 05/25/47†	694,758
608,548	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 5.57%, due 11/25/35 † 144A	348,735
186,069	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.70%, due 05/25/35 † 144A	150,537
107,929	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.62%, due 04/25/35†	74,603
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.40%, due 11/12/37†	557,272
300,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.84%, due 05/12/39†	321,003
60,169	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	60,214
549,541	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	557,330
518,590	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.54%, due 09/25/46†	331,443
508,755	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	495,502
225,837	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	221,540
1,641,052	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,391,335
1,262,278	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	1,078,885
123,144	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 0.75%, due 10/25/45†	65,450
296,310	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 0.44%, due 10/25/46†	286,250
344,167	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.70%, due 10/25/18†	312,215
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	799,233
469,991	Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 6.20%, due 09/25/37†	448,534
479,463	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 6.21%, due 09/25/37†	466,138
179,537	WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A1, 5.57%, due 11/25/36†	157,140
155,839	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.64%, due 10/25/45†	121,453
147,016	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.61%, due 11/25/45†	114,215
147,016	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 0.63%, due 11/25/45†	101,078
352,048	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 0.62%, due 12/25/45†	265,264
176,024	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 0.64%, due 12/25/45†	122,864
220,154	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.62%, due 12/25/45†	169,546
275,193	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.64%, due 12/25/45†	184,159
391,681	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.57%, due 11/25/36†	304,325

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

953,236	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.54%, due 12/25/36†	699,347
422,439	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.89%, due 09/25/36†	330,828
1,000,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.71%, due 04/25/36†	846,374

		149,714,463

	Municipal Obligations — 2.0%

2,700,000	California East Bay Municipal Utility District, 5.87%, due 06/01/40	2,916,594
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	667,230
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	667,230
195,000	Chicago, IL O’Hare International Airport, 6.40%, due 01/01/40	208,242
450,000	Florida Educational Loan Marketing Corp., 10.00%, due 12/01/36†	349,875
115,000	Greater Chicago Metropolitan Water Reclamation District, 5.72%, due 12/01/38	124,896
130,000	Illinois Taxable Pension, 5.10%, due 06/01/33	101,475
100,000	Indianapolis Local Public Improvement Bond Bank, 6.12%, due 01/15/40	106,504
120,000	Los Angeles Department of Water & Power, 5.72%, due 07/01/39	119,434
155,000	Los Angeles Unified School District, 5.75%, due 07/01/34	151,933
140,000	New York City Municipal Water Finance Authority, 5.72%, due 06/15/42	144,046
125,000	New York State Dormitory Authority, 5.63%, due 03/15/39	126,379
170,000	Ohio Housing Finance Agency, 6.04%, due 09/01/17	173,730
100,000	Port Authority of New York & New Jersey, 6.04%, due 12/01/29	107,505
275,000	State of California General Obligation, 7.30%, due 10/01/39	286,575
800,000	State of California General Obligation, 7.50%, due 04/01/34	854,560
1,810,000	State of California General Obligation, 7.55%, due 04/01/39	1,944,030
110,000	State of California General Obligation, 7.63%, due 03/01/40	118,962
180,000	State of California General Obligation, 7.95%, due 03/01/36	189,250
1,200,000	State of Illinois General Obligation, 1.82%, due 01/01/11	1,201,692
4,100,000	State of Illinois General Obligation, 2.77%, due 01/01/12	4,115,211
840,000	State of Illinois General Obligation, 6.73%, due 04/01/35	799,184

		15,474,537

	Sovereign Debt Obligations — 1.0%

2,500,000	Canadian Government Bond, 1.50%, due 03/01/12	2,361,220
1,025,000	Province of Ontario Canada, 1.88%, due 11/19/12	1,037,597
2,600,000	Province of Ontario Canada, 2.70%, due 06/16/15	2,625,233
725,000	Province of Ontario Canada, 4.10%, due 06/16/14	780,378
202,400	Russian Foreign — Eurobond, 7.50%, due 03/31/30 †† 144A	228,671
95,000	United Mexican States, 5.63%, due 01/15/17	104,737
112,000	United Mexican States, 6.75%, due 09/27/34	129,640
60,000	United Mexican States, 7.50%, due 04/08/33	75,450

		7,342,926

	U.S. Government and Agency Obligations — 37.3%

399,926	Federal Home Loan Bank, 4.72%, due 09/20/12	422,212
205,000	Federal Home Loan Bank, 5.63%, due 06/13/16	220,436
800,000	Federal Home Loan Bank, 5.63%, due 06/11/21	943,837
553,125	FHLMC, 5.63%, due 02/01/37†	589,485

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

90,000	Financing Corp. FICO STRIPS, 0.00%, due 02/08/18‡	70,864
280,000	Financing Corp. FICO STRIPS, 0.00%, due 04/06/18‡	219,160
350,000	Financing Corp. FICO STRIPS, 0.00%, due 05/11/18‡	272,963
270,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	207,960
150,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	115,534
140,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	107,831
330,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	254,174
330,000	Financing Corp. FICO STRIPS, 0.00%, due 11/02/18‡	250,472
150,000	Financing Corp. FICO STRIPS, 0.00%, due 03/07/19‡	111,206
50,000	Financing Corp. FICO STRIPS, 0.00%, due 06/06/19‡	36,518
20,000	Financing Corp. FICO STRIPS, 0.00%, due 09/26/19‡	14,340
830,000	FNMA, 0.00%, due 10/09/19‡	514,283
262,547	FNMA, 2.58%, due 12/01/34†	273,671
360,000	FNMA, 4.38%, due 10/15/15	398,348
198,178	FNMA, 5.04%, due 09/01/35†	210,276
1,850,000	FNMA, 5.25%, due 08/01/12	1,997,661
599,805	FNMA, 5.71%, due 08/01/37†	641,115
534,462	FNMA, 5.78%, due 06/01/36†	564,869
1,170,000	FNMA, 6.63%, due 11/15/30	1,526,230
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	210,863
3,427,506	U. S. Treasury Inflation Indexed Bonds, 1.38%, due 01/15/20	3,515,068
172,958	U.S. Treasury Bond, 2.38%, due 01/15/27	192,065
282,000	U.S. Treasury Bond, 3.50%, due 02/15/39	261,996
700,000	U.S. Treasury Bond, 3.88%, due 05/15/18	765,187
2,490,000	U.S. Treasury Bond, 4.25%, due 05/15/39	2,633,175
1,900,000	U.S. Treasury Bond, 4.38%, due 02/15/38	2,054,671
2,390,000	U.S. Treasury Bond, 4.38%, due 11/15/39	2,580,454
8,910,000	U.S. Treasury Bond, 4.38%, due 05/15/40	9,638,098
18,750,000	U.S. Treasury Bond, 4.50%, due 08/15/39	20,654,306
860,000	U.S. Treasury Bond, 4.63%, due 02/15/40	966,828
1,800,000	U.S. Treasury Bond, 5.25%, due 02/15/29	2,166,469
300,000	U.S. Treasury Bond, 6.25%, due 08/15/23	388,922
175,000	U.S. Treasury Bond, 6.63%, due 02/15/27	240,926
600,000	U.S. Treasury Bond, 7.25%, due 08/15/22	836,063
200,000	U.S. Treasury Bond, 7.50%, due 11/15/24	290,156
4,600,000	U.S. Treasury Bond, 7.63%, due 11/15/22	6,604,593
2,300,000	U.S. Treasury Bond, 7.88%, due 02/15/21	3,292,595
14,800,000	U.S. Treasury Bond, 8.00%, due 11/15/21	21,527,059
1,700,000	U.S. Treasury Bond, 8.13%, due 08/15/19	2,422,235
5,200,000	U.S. Treasury Bond, 8.13%, due 05/15/21	7,583,061
1,300,000	U.S. Treasury Bond, 8.13%, due 08/15/21	1,901,860
3,700,000	U.S. Treasury Bond, 8.50%, due 02/15/20	5,428,015
8,100,000	U.S. Treasury Bond, 8.75%, due 08/15/20	12,144,937
1,279,901	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	1,301,499
98,851	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26	104,805
1,496,080	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28(a)	1,940,814
1,312,809	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29	1,765,831
4,735,000	U.S. Treasury Note, 0.75%, due 05/31/12	4,749,428

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

819,000	U.S. Treasury Note, 1.00%, due 07/31/11(a)	824,247
3,300,000	U.S. Treasury Note, 1.00%, due 04/30/12(a)	3,325,265
1,770,000	U.S. Treasury Note, 1.38%, due 05/15/13	1,791,852
891,000	U.S. Treasury Note, 1.75%, due 04/15/13	911,391
30,000	U.S. Treasury Note, 1.88%, due 06/30/15	30,120
120,000	U.S. Treasury Note, 2.13%, due 05/31/15	122,082
6,670,000	U.S. Treasury Note, 2.25%, due 01/31/15	6,837,270
29,900,000	U.S. Treasury Note, 2.38%, due 09/30/14(a)	30,888,105
3,000,000	U.S. Treasury Note, 2.38%, due 02/28/15	3,092,361
9,700,000	U.S. Treasury Note, 2.50%, due 03/31/15	10,053,138
2,500,000	U.S. Treasury Note, 2.50%, due 04/30/15	2,589,257
5,810,000	U.S. Treasury Note, 2.50%, due 06/30/17	5,836,325
19,930,000	U.S. Treasury Note, 2.63%, due 12/31/14	20,761,460
3,020,000	U.S. Treasury Note, 2.75%, due 11/30/16	3,096,681
2,900,000	U.S. Treasury Note, 2.75%, due 05/31/17	2,961,625
4,400,000	U.S. Treasury Note, 2.75%, due 02/15/19	4,384,186
2,420,000	U.S. Treasury Note, 3.00%, due 02/28/17	2,512,640
8,410,000	U.S. Treasury Note, 3.13%, due 10/31/16	8,823,276
3,830,000	U.S. Treasury Note, 3.13%, due 01/31/17	4,006,241
300,000	U.S. Treasury Note, 3.13%, due 04/30/17	313,641
2,850,000	U.S. Treasury Note, 3.13%, due 05/15/19	2,909,896
4,650,000	U.S. Treasury Note, 3.38%, due 11/15/19	4,816,749
12,945,000	U.S. Treasury Note, 3.50%, due 05/15/20	13,549,752
10,390,000	U.S. Treasury Note, 3.63%, due 08/15/19	10,988,235
10,470,000	U.S. Treasury Note, 3.63%, due 02/15/20	11,063,848
2,700,000	U.S. Treasury Note, 3.75%, due 11/15/18	2,909,671
1,100,000	U.S. Treasury Note, 4.00%, due 08/15/18	1,210,086
470,000	U.S. Treasury Note, 4.25%, due 11/15/17	528,053
440,000	U.S. Treasury STRIPS, 0.00%, due 05/15/18	357,031

		289,619,908

	TOTAL DEBT OBLIGATIONS (COST $705,523,025)	717,392,026

Shares	Description	Value ($)

	COMMON STOCKS — 0.0%

	Building Materials — 0.0%

280	Nortek, Inc.*	11,760

	Diversified Financial Services — 0.0%

4,331	CIT Group, Inc.*	146,648

	Oil & Gas Services — 0.0%

181	SemGroup Corp.*	4,751

	TOTAL COMMON STOCKS (COST $121,466)	163,159

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.1%

	Banks — 0.1%

600	Wells Fargo & Co. Class A	558,600

	Diversified Financial Services — 0.0%

17,550	Citigroup Capital XII†	438,575

	Sovereign — 0.0%

29,425	FHLMC†	11,843
700	FNMA†	595
21,375	FNMA†	8,390

		20,828

	TOTAL PREFERRED STOCKS (COST $2,089,589)	1,018,003

	WARRANTS — 0.0%

	Media — 0.0%

307	Charter Communications, Inc., Strike Price $46.680, Expires 11/30/14*	1,612

	Oil & Gas Services — 0.0%

190	SemGroup Corp., Strike Price $25.000, Expires 11/30/14* ¤	855

	TOTAL WARRANTS (COST $1,776)	2,467

Notional	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.0%

	Purchased Options — 0.0%

15,000	U.S. Treasury Note 10-Year Futures, Strike Price $119.500, Expires 08/27/10	51,562
22,000	U.S. Treasury Note 10-Year Futures, Strike Price $121.500, Expires 08/27/10	42,969

		94,531

	TOTAL CALL OPTIONS PURCHASED (COST $46,636)	94,531

	PUT OPTIONS PURCHASED — 0.0%

	Purchased Options — 0.0%

117,500	Eurodollar 1-Year Futures, Strike Price $99.250, Expires 09/13/10	8,519
97,500	Eurodollar 1-Year Futures, Strike Price $98.750, Expires 09/10/10	7,556

		16,075

	TOTAL PUT OPTIONS PURCHASED (COST $21,092)	16,075

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 14.5%

	Sovereign Debt Obligation — 0.1%

300,000	German Government Bond, 4.00%, due 09/10/10	370,022

	U.S. Government and Agency Obligations — 8.4%

6,000,000	FHLB Discount Note, 0.00%, due 08/20/10‡	5,998,500
800,000	FHLMC Discount Note, 0.00%, due 07/07/10‡	799,978
800,000	FHLMC Discount Note, 0.00%, due 07/27/10‡	799,896
800,000	FHLMC Discount Note, 0.00%, due 08/10/10‡	799,831
4,000,000	FHLMC Discount Note, 0.00%, due 10/13/10‡	3,997,111
6,170,000	FHLMC Discount Note, 0.00%, due 11/15/10‡	6,163,543
800,000	FNMA Discount Note, 0.00%, due 07/21/10‡	799,920
800,000	FNMA Discount Note, 0.00%, due 07/28/10‡	799,895
5,800,000	FNMA Discount Note, 0.00%, due 08/11/10‡	5,798,745
6,000,000	FNMA Discount Note, 0.00%, due 10/25/10‡	5,995,553
5,000,000	United States Treasury Bill, 0.00%, due 12/09/10‡	4,995,865
6,900,000	United States Treasury Bill, 0.24%, due 09/23/10 (a)	6,896,136
9,400,000	United States Treasury Bill, 0.35%, due 09/23/10	9,394,736
6,190,000	United States Treasury Bill, 1.00%, due 10/21/10	6,186,582
6,000,000	United States Treasury Bill, 1.00%, due 01/13/11	5,992,650

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $65,418,380)	65,418,941

	Repurchase Agreement — 2.3%

17,800,000	Citigroup Global Markets, Inc. (Dated 06/30/2010. Collateralized by United States Treasury Note, with a rate of 1.750%, with maturity of 04/15/13, valued at $18,196,782. Repurchase proceeds are $17,800,025), 0.05%, due 07/01/10	17,800,000

	Bank Deposit — 3.7%

28,621,185	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/10	28,621,185

	TOTAL SHORT-TERM INVESTMENTS (COST $112,249,585)	112,210,148

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 107.1% (Cost $820,053,169)	830,896,409

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	TBA SALE COMMITMENTS — (1.9)%

	TBA Sale Commitments — (1.9)%

(1,400,000)	FNMA TBA, 5.50%, due 09/01/19	(1,508,500)
(10,000,000)	FNMA TBA, 5.50%, due 01/01/35	(10,735,940)
(600,000)	FNMA TBA, 5.50%, due 01/01/35	(637,688)
(2,000,000)	GNMA TBA Pool I, 4.50%, due 04/01/39	(2,068,124)

		(14,950,252)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $14,857,469)	(14,950,252)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 105.1% (Cost $805,195,700)	815,946,157

	Other Assets and Liabilities (net) — (5.1)%	(39,779,682)

	NET ASSETS — 100.0%	$776,166,475

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	FHLB — Federal Home Loan Bank

	FHLMC — Federal Home Loan Mortgage Corporation

	FNMA — Federal National Mortgage Association

	GNMA — Government National Mortgage Association

	MTN — Medium Term Note

	PIK — Payment In Kind

	REIT — Real Estate Investment Trust

	TBA — To Be Announced

	(a) All or a portion of this security is held for open futures collateral.

	* Non-income producing security.

 ¤ Illiquid security. The total market value of the securities at period end is $2,206,632 which represents 0.3% of net assets. The aggregate tax cost of these securities held at June 30, 2010 was $4,542,332.

	† Floating rate note. Rate shown is as of June 30, 2010.

	†† Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

	††† Security is currently in default.

	‡ Zero coupon bond.

 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $49,555,195 which represents 6.4% of net assets.

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

A summary of outstanding financial instruments at June 30, 2010 is as follows:

Forward Currency Contracts

					Net
					Unrealized
Settlement					Appreciation
Date	Deliver/Receive	Counterparty	Units of Currency	Value	(Depreciation)
Buys
4/28/11	CNY	Citibank N.A.	2,718,354	$405,493	$(5,508)
4/07/11	CNY	JPMorgan Chase Bank	4,642,400	691,816	(8,184)
4/28/11	CNY	JPMorgan Chase Bank	3,267,810	487,454	(6,546)
1/10/11	CNY	JPMorgan Chase Bank	41,623,700	6,172,326	(27,674)
8/24/10	EUR	Citibank N.A.	2,241,000	2,755,043	(11,561)
7/26/10	EUR	JPMorgan Chase Bank	703,000	864,125	(15,684)
7/26/10	EUR	Royal Bank of Scotland Plc	455,000	559,284	(4,060)
1/14/11	TWD	Deutsche Bank AG	24,453,000	771,887	(15,383)
1/14/11	TWD	JPMorgan Chase Bank	14,972,000	472,608	(1,489)
1/14/11	TWD	Morgan Stanley and Co., Inc.	23,046,000	727,473	(5,892)
1/14/11	TWD	UBS AG	12,481,000	393,977	192

					$(101,789)

Sales
7/07/10	CAD	UBS AG	2,508,000	$2,364,741	$128,836
8/17/10	EUR	Citibank N.A.	576,166	705,914	18,932
7/26/10	EUR	Credit Suisse Securities	7,241,000	8,900,611	803,306
9/23/10	GBP	Bank of America N.A.	945,000	1,412,431	(11,912)

					$939,162

Currency Abbreviations

CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound Sterling
TWD	Taiwan Dollar

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Futures Contracts

				Net Unrealized
Number of				Appreciation
Contracts	Type	Expiration Date	Contract Value	(Depreciation)
Buys
371	Euro 90 Day	September 2010	$92,142,487	$684,247
60	U.S. Treasury Note 2 Yr.	September 2010	13,129,688	48,832
21	Euro-Bund	September 2010	3,328,287	20,799
32	Euribor	September 2010	9,708,559	92
13	Euribor	December 2010	3,938,927	(4,884)
71	Euro 90 Day	December 2010	17,613,325	40,825
76	U.S. Treasury Bond 30 Yr.	September 2010	10,321,750	291,800

				$1,081,711

Sales
38	Euro 90 Day	June 2011	$9,410,700	$(29,811)
34	U.S. Treasury Bond 30 Yr.	September 2010	4,335,000	(127,736)
289	U.S. Treasury Note 10 Yr.	September 2010	35,416,047	(518,496)
47	U.S. Treasury Note 5 Yr.	September 2010	5,562,523	(60,767)

				$(736,810)

Written Options

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	June 30, 2010
CALL — 10 YEAR INTEREST RATE SWAPTION
Strike @ $3.25 Expires 01/24/2011	Royal Bank of Scotland Plc	7,400,000	$41,255	$(208,566)
CALL — 10 YEAR INTEREST RATE SWAPTION
Strike @ $3.50 Expires 08/31/2010	Morgan Stanley Capital Services, Inc.	5,300,000	25,970	(210,967)
CALL — 10 YEAR INTEREST RATE SWAPTION
Strike @ $3.25 Expires 01/24/2011	Goldman Sachs Capital Markets	23,500,000	141,000	(662,338)
CALL — 10 YEAR INTEREST RATE SWAPTION
Strike @ $3.25 Expires 01/24/2011	Citibank N.A.	2,300,000	12,650	(64,825)
CALL — EURODOLLAR FUTURES
Strike @ $99.13 Expires 09/13/2010	Barclays Capital, Inc.	36	29,383	(24,525)
CALL — EURODOLLAR FUTURES
Strike @ $98.88 Expires 03/14/2011	Barclays Capital, Inc.	19	16,088	(19,831)
CALL — EURODOLLAR FUTURES
Strike @ $98.75 Expires 03/14/2011	Barclays Capital, Inc.	22	21,378	(28,463)
CALL — OTC 10 YEAR INTEREST RATE SWAPTION
Strike @ $3.25 Expires 08/31/2010	Citibank N.A.	1,300,000	3,445	(30,030)

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Written Options — continued

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	June 30, 2010
CALL — U.S. TREASURY BOND 10-YEAR FUTURES
Strike @ $119.00 Expires 08/27/2010	Barclays Capital, Inc.	23	$8,550	$(88,766)
CALL — U.S. TREASURY BOND 10-YEAR FUTURES
Strike @ $123.50 Expires 08/27/2010	Barclays Capital, Inc.	8	5,224	(7,500)
CALL — U.S. TREASURY BOND 30-YEAR FUTURES
Strike @ $128.00 Expires 07/23/2010	Barclays Capital, Inc.	31	31,634	(38,266)
PUT — 10 YEAR INTEREST RATE SWAPTION
Strike @ $4.50 Expires 08/31/2010	Morgan Stanley Capital Services, Inc.	5,300,000	35,510	(186)
PUT — 10 YEAR INTEREST RATE SWAPTION
Strike @ $5.00 Expires 01/24/2011	Citibank N.A.	2,300,000	18,630	(2,062)
PUT — 10 YEAR INTEREST RATE SWAPTION
Strike @ $5.00 Expires 01/24/2011	Goldman Sachs Capital Markets	23,500,000	244,400	(21,072)
PUT — EURODOLLAR FUTURES
Strike @ $98.50 Expires 09/10/2010	Barclays Capital, Inc.	39	4,748	(3,656)
PUT — EURODOLLAR FUTURES
Strike @ $97.38 Expires 09/10/2010	Credit Suisse Securities	145	46,821	(906)
PUT — EURODOLLAR FUTURES
Strike @ $98.63 Expires 09/13/2010	Barclays Capital, Inc.	47	8,072	(2,937)
PUT — EURODOLLAR FUTURES
Strike @ $98.88 Expires 03/14/2011	Barclays Capital, Inc.	19	18,938	(6,294)
PUT — EURODOLLAR FUTURES
Strike @ $98.75 Expires 03/14/2011	Barclays Capital, Inc.	22	19,941	(6,050)
PUT — OTC 10 YEAR INTEREST RATE SWAPTION
Strike @ $4.75 Expires 08/31/2010	Citibank N.A.	1,300,000	13,650	(13)
PUT — OTC 10 YEAR INTEREST RATE SWAPTION
Strike @ $4.75 Expires 08/31/2010	Goldman Sachs Capital Markets	1,300,000	14,170	(13)
PUT — OTC 10 YEAR INTEREST RATE SWAPTION
Strike @ $10.00 Expires 07/10/2012	Royal Bank of Scotland Plc	300,000	2,040	(127)

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Written Options — continued

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	June 30, 2010
PUT — OTC 10 YEAR INTEREST RATE SWAPTION
Strike @ $10.00 Expires 07/10/2012	Morgan Stanley Capital Services, Inc.	4,000,000	$24,503	$(1,692)
PUT — OTC 10 YEAR INTEREST RATE SWAPTION
Strike @ $10.00 Expires 07/10/2012	Credit Suisse Securities	100,000	690	(42)
PUT — OTC 5 YEAR INTEREST RATE SWAPTION
Strike @ $4.00 Expires 10/29/2010	Morgan Stanley Capital Services, Inc.	6,800,000	35,700	(1,029)

TOTAL			$824,390	$(1,430,156)

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
$400,000	12/20/10	Goldman Sachs International	$105
300,000	12/20/10	Citibank N.A.	78
700,000	12/20/10	Deutsche Bank AG	183
1,600,000	12/20/19	Bank Of America N.A.	(32,733)
1,300,000	12/20/19	UBS AG	(26,595)
600,000	09/20/10	Goldman Sachs International	6,498
900,000	03/20/16	Deutsche Bank N.A.	53,340
1,400,000	03/20/16	Morgan Stanley Capital Services, Inc.	82,973
400,000	12/20/15	Deutsche Bank AG	20,220

			$104,069

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	92.4
Short-Term Investments	14.5
Preferred Stocks	0.1
Common Stocks	0.0
Call Options Purchased	0.0
Put Options Purchased	0.0
Warrants	0.0
TBA Sale Commitments	(1.9)
Other Assets and Liabilities (net)	(5.1)

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 99.2%

	Asset Backed Securities — 16.4%

175,000	Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.45%, due 05/15/14	175,822
300,000	AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A2, 1.22%, due 10/08/13	300,151
300,000	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, due 09/15/13 144A	303,984
375,000	Bank of America Auto Trust, Series 2009-3A, Class A3, 1.67%, due 12/15/13 144A	378,319
25,000	Bank of America Auto Trust, Series 2010-2, Class A3, 1.31%, due 07/14/14	25,086
360,000	Capital Auto Receivables Asset Trust, Series 2007-4A, Class A4, 5.30%, due 05/15/14	376,420
300,000	Capital One Multi-Asset Execution Trust, Series 2008-A5, Class A5, 4.85%, due 02/18/14	309,346
154,860	CarMax Auto Owner Trust, Series 2007-1, Class A4, 5.24%, due 06/15/12	157,930
225,000	CarMax Auto Owner Trust, Series 2007-2, Class A4, 5.27%, due 11/15/12	232,600
175,000	CarMax Auto Owner Trust, Series 2009-1, Class A3, 4.12%, due 03/15/13	179,768
525,000	Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, due 01/15/16	535,579
400,000	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.59%, due 10/15/13 144A	405,114
286,140	CNH Equipment Trust, Series 2009-A, Class A3, 5.28%, due 11/15/12	294,232
230,000	CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, due 01/15/16	234,861
100,000	Discover Card Master Trust, Series 2008-A3, Class A3, 5.10%, due 10/15/13	103,336
350,000	Ford Credit Auto Owner Trust, Series 2009-B, Class A4, 4.50%, due 07/15/14	374,583
135,000	Ford Credit Auto Owner Trust, Series 2009-E, Class A3, 1.51%, due 01/15/14	135,833
124,000	Ford Credit Auto Owner Trust, Series 2009-E, Class A4, 2.42%, due 11/15/14	126,908
5,847	Franklin Auto Trust, Series 2007-1, Class A3, 4.95%, due 01/17/12	5,863
121,255	GS Auto Loan Trust, Series 2006-1, Class A4, 5.38%, due 01/15/14	121,469
125,000	Harley-Davidson Motorcycle Trust, Series 2009-3, Class A4, 2.54%, due 04/15/17	126,824
560,000	Harley-Davidson Motorcycle Trust, Series 2009-4, Class A3, 1.87%, due 02/15/14	565,765
30,884	Honda Auto Receivables Owner Trust, Series 2009-2, Class A2, 2.22%, due 08/15/11	30,965
500,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.79%, due 01/15/13	508,898
113,690	Household Automotive Trust, Series 2006-3, Class A4, 5.34%, due 09/17/13	116,142
10,607	Hyundai Auto Receivables Trust, Series 2007-A, Class A3A, 5.04%, due 01/17/12	10,694
389,988	Hyundai Auto Receivables Trust, Series 2009-A, Class A2, 1.11%, due 02/15/12	390,572
150,000	Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.03%, due 08/15/13	152,071
93,873	John Deere Owner Trust, Series 2008-A, Class A3, 4.18%, due 06/15/12	94,623
172,759	John Deere Owner Trust, Series 2009-A, Class A3, 2.59%, due 10/15/13	174,907
450,000	John Deere Owner Trust, Series 2009-A, Class A4, 3.96%, due 05/16/16	473,166
280,000	Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, due 01/15/14	283,138
185,000	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, due 08/15/14	186,215
380,000	Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.00%, due 09/15/14	392,969
150,000	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, due 02/15/13	153,389
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36 144A¤ †††	—
100,000	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.53%, due 07/15/15	102,889
300,000	Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A4, 2.14%, due 08/22/16	305,065
114,393	Wachovia Auto Loan Owner Trust 2006-1, Series 2007-1, Class A3A, 5.29%, due 04/20/12	115,615

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

157,108	World Omni Auto Receivables Trust, Series 2008-A, Class A3A, 3.94%, due 01/15/11	159,525
260,000	World Omni Auto Receivables Trust, Series 2008-B, Class A4, 5.58%, due 04/15/14	279,535

		9,400,171

	Corporate Debt — 12.6%

20,000	Abbott Laboratories, 2.70%, due 05/27/15	20,475
45,000	Alabama Power Co., Series 2, 5.80%, due 11/15/13	50,898
55,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	60,346
100,000	American Express Credit Corp., 7.30%, due 08/20/13	113,301
360,000	AT&T, Inc., 5.88%, due 08/15/12	392,985
30,000	Atmos Energy Corp., 4.95%, due 10/15/14	32,555
25,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	26,875
80,000	Bank of New York Mellon Corp. (The), 5.13%, due 08/27/13	88,272
130,000	Barclays Bank Plc, 2.50%, due 01/23/13	129,553
100,000	BB&T Corp., 3.38%, due 09/25/13	103,214
190,000	Berkshire Hathaway Finance Corp., 4.00%, due 04/15/12	199,940
50,000	Boeing Capital Corp., 5.80%, due 01/15/13	55,312
25,000	Cargill, Inc., 4.38%, due 06/01/13 144A	26,674
75,000	Caterpillar Financial Services Corp., 6.13%, due 02/17/14	84,950
195,000	Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, due 05/20/11	199,768
25,000	CenterPoint Energy Resources Corp., 5.95%, due 01/15/14	27,257
25,000	Charles Schwab Corp. (The), 4.95%, due 06/01/14	27,130
350,000	Citigroup, Inc., 5.50%, due 08/27/12	365,014
100,000	CME Group, Inc., 5.75%, due 02/15/14	111,320
30,000	Coca-Cola Enterprises, Inc., 8.50%, due 02/01/12	33,389
100,000	ConocoPhillips, 4.75%, due 10/15/12	107,408
182,000	Countrywide Financial Corp., 5.80%, due 06/07/12	191,468
150,000	Credit Suisse, 5.00%, due 05/15/13	160,365
40,000	CSX Corp., 6.30%, due 03/15/12	42,947
15,000	Daimler Finance North America LLC, 7.30%, due 01/15/12	16,175
30,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	33,603
20,000	Dell, Inc., 4.70%, due 04/15/13	21,670
100,000	Deutsche Bank AG, 5.38%, due 10/12/12	107,218
50,000	Deutsche Bank Financial LLC, 5.38%, due 03/02/15	53,781
15,000	Duke Energy Corp., 3.35%, due 04/01/15	15,316
35,000	Duke Energy Corp., 5.65%, due 06/15/13	38,618
35,000	Emerson Electric Co., 5.00%, due 12/15/14	39,449
407,000	General Electric Capital Corp., 3.50%, due 08/13/12	420,315
55,000	General Electric Capital Corp., 4.80%, due 05/01/13	58,673
200,000	General Electric Capital Corp., 4.88%, due 03/04/15	213,700
50,000	Goldman Sachs Group (The), Inc., 5.70%, due 09/01/12	52,822
226,000	Goldman Sachs Group, Inc., 5.45%, due 11/01/12	238,207
150,000	Hewlett-Packard Co., 6.50%, due 07/01/12	165,883
45,000	Home Depot, Inc., 5.20%, due 03/01/11	46,140
45,000	Honeywell International, Inc., 3.88%, due 02/15/14	48,446
200,000	HSBC Finance Corp., 7.00%, due 05/15/12	215,447
55,000	International Business Machines Corp., 4.75%, due 11/29/12	59,572

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

50,000	International Business Machines Corp., 7.50%, due 06/15/13	58,417
50,000	Jackson National Life Global Funding, 5.38%, due 05/08/13 144A	53,751
100,000	John Deere Capital Corp., 5.25%, due 10/01/12	108,418
45,000	McDonald’s Corp., 8.88%, due 04/01/11	47,575
45,000	Merck & Co., Inc., 4.75%, due 03/01/15	50,128
50,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	52,483
160,000	Merrill Lynch & Co., Inc., 6.15%, due 04/25/13	171,173
100,000	Metropolitan Life Global Funding I, 2.88%, due 09/17/12 144A	102,430
100,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	108,227
100,000	Morgan Stanley, 4.10%, due 01/26/15	97,558
100,000	Morgan Stanley, Global Note, 6.75%, due 04/15/11	103,481
25,000	NASDAQ OMX Group (The), Inc., 4.00%, due 01/15/15	25,445
25,000	Nisource Finance Corp., 6.15%, due 03/01/13	27,279
25,000	Northern Trust Corp., 4.63%, due 05/01/14	27,351
60,000	Northern Trust Corp., 5.50%, due 08/15/13	66,808
20,000	Oncor Electric Delivery Co. LLC, 6.38%, due 01/15/15	22,682
45,000	Oracle Corp., 3.75%, due 07/08/14	48,223
25,000	PACCAR, Inc., 6.38%, due 02/15/12	27,025
60,000	PepsiCo, Inc., 4.65%, due 02/15/13	65,222
25,000	PG&E Corp., 5.75%, due 04/01/14	27,720
50,000	PNC Funding Corp., 3.63%, due 02/08/15	51,522
30,000	PPG Industries, Inc., 5.75%, due 03/15/13	32,841
80,000	Praxair, Inc., 2.13%, due 06/14/13	81,397
65,000	Procter & Gamble Co. (The), 4.95%, due 08/15/14	72,918
50,000	Protective Life Secured Trusts, 5.45%, due 09/28/12	53,711
15,000	Public Service Electric & Gas Co., 2.70%, due 05/01/15	15,190
25,000	Rio Tinto Finance USA, Ltd., 5.88%, due 07/15/13	27,410
85,000	Shell International Finance BV, 1.88%, due 03/25/13	85,771
15,000	Spectra Energy Capital LLC, 5.67%, due 08/15/14	16,252
20,000	Target Corp., 5.88%, due 03/01/12	21,579
40,000	Time Warner Cable, Inc., 3.50%, due 02/01/15	40,933
50,000	Toyota Motor Credit Corp., 5.45%, due 05/18/11	51,894
25,000	Union Pacific Corp., 5.45%, due 01/31/13	27,353
75,000	US Bancorp, 3.15%, due 03/04/15	76,881
50,000	Verizon New Jersey, Inc., Series A, 5.88%, due 01/17/12	53,026
70,000	Wachovia Corp., 5.50%, due 05/01/13	76,024
50,000	Wal-Mart Stores, Inc., 4.55%, due 05/01/13	54,420
40,000	Wal-Mart Stores, Inc., 7.25%, due 06/01/13	46,396
65,000	Walt Disney Co. (The), 6.38%, due 03/01/12	70,480
288,000	Wells Fargo & Co., 4.38%, due 01/31/13	304,651
55,000	Westpac Banking Corp., 4.20%, due 02/27/15	57,305
65,000	Wyeth, 5.50%, due 02/01/14	73,077
25,000	Xerox Corp., 4.25%, due 02/15/15	25,909

		7,204,787

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities — 14.8%

79,235	ABN Amro Mortgage Corp., Series 2003-5, Class A11, 4.75%, due 04/25/33	79,296
87,495	Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.48%, due 02/15/35	89,379
58,641	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB, 4.82%, due 02/13/42†	61,368
3,335	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	3,293
46,259	FHLMC, Series 2394, Class KD, 6.00%, due 12/15/16	49,998
94,228	FHLMC, Series 2566, Class LH, 5.00%, due 04/15/32	98,060
195,368	FHLMC, Series 2590, Class AQ, 4.25%, due 03/15/18	208,083
53,969	FHLMC, Series 2594, Class YA, 4.00%, due 04/15/23	57,004
79,396	FHLMC, Series 2610, Class DJ, 4.00%, due 03/15/33	81,381
76,253	FHLMC, Series 2614, 3.75%, due 04/15/33	78,190
150,000	FHLMC, Series 2614, Class UD, 5.50%, due 06/15/31	152,036
94,331	FHLMC, Series 2617, Class KD, 5.00%, due 05/15/20	94,591
150,000	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	162,186
51,763	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	53,064
60,000	FHLMC, Series 2675, Class CK, 4.00%, due 09/15/18	63,319
185,000	FHLMC, Series 2709, Class PE, 5.00%, due 12/15/22	201,071
305,000	FHLMC, Series 2734, Class PG, 5.00%, due 07/15/32	330,904
250,000	FHLMC, Series 2737, Class YC, 5.00%, due 02/15/29	263,639
156,748	FHLMC, Series 2751, Class VC, 5.00%, due 02/15/15	162,098
210,117	FHLMC, Series 2758, Class VG, 5.50%, due 02/15/15	225,327
141,862	FHLMC, Series 2760, Class LB, 4.50%, due 01/15/33	153,554
120,000	FHLMC, Series 2827, Class QE, 5.50%, due 03/15/33	128,926
120,000	FHLMC, Series 2840, Class BC, 5.00%, due 01/15/32	126,892
125,561	FHLMC, Series 2864, 5.50%, due 01/15/31	133,097
134,390	FHLMC, Series 2866, Class W, 4.50%, due 08/15/34	145,546
195,955	FHLMC, Series 2881, Class AE, 5.00%, due 08/15/34	211,436
130,000	FHLMC, Series 2899, Class KB, 4.50%, due 03/15/19	138,395
118,329	FHLMC, Series 2931, Class AM, 4.50%, due 07/15/19	124,869
225,000	FHLMC, Series 2931, Class QC, 4.50%, due 01/15/19	240,601
50,000	FHLMC, Series 2962, Class YE, 4.50%, due 09/15/18	53,270
72,083	FHLMC, Series 3001, Class BN, 4.50%, due 06/15/33	77,867
83,491	FHLMC, Series 3035, Class PA, 5.50%, due 09/15/35	92,485
87,000	FHLMC, Series 3088, Class CK, 5.50%, due 06/15/33	92,260
35,391	FHLMC, Series 3196, Class PA, 5.25%, due 08/15/11	36,172
94,042	FHLMC Gold Pool, 4.00%, due 05/01/14	96,672
95,348	FHLMC Gold Pool, 5.50%, due 05/01/27	102,877
14,904	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	15,029
120,099	FNMA, 5.00%, due 12/01/14	124,796
150,398	FNMA, 5.00%, due 05/01/23	161,379
79,892	FNMA, 5.00%, due 08/01/23	85,331
125,000	FNMA, 6.00%, due 06/01/25	135,995
56,032	FNMA, 6.50%, due 07/01/13	60,931
60,000	FNMA, Series 2001-51, Class GH, 5.50%, due 10/25/31	66,221
45,550	FNMA, Series 2002-19, Class PE, 6.00%, due 04/25/17	49,399
41,392	FNMA, Series 2002-63, Class NB, 5.50%, due 10/25/32	45,259
123,302	FNMA, Series 2003-35, Class UN, 4.25%, due 05/25/33	132,443

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

178,876	FNMA, Series 2003-39, Class LD, 4.50%, due 10/25/22	188,239
219,579	FNMA, Series 2003-45, Class AB, 3.75%, due 05/25/33	224,352
50,000	FNMA, Series 2003-64, Class TH, 5.00%, due 07/25/23	54,573
164,807	FNMA, Series 2003-92, Class GA, 4.50%, due 09/25/18	170,885
139,561	FNMA, Series 2005-62, Class CQ, 4.75%, due 07/25/35	150,386
105,496	FNMA REMIC, Series 1998-37, Class VZ, 6.00%, due 06/17/28	116,826
125,000	FNMA REMIC, Series 2004-101, Class PD, 5.00%, due 06/25/30	132,872
229,436	FNMA REMIC, Series 2004-90, Class GA, 4.35%, due 03/25/34	241,212
190,218	FNMA REMIC, Series 2005-31, Class PA, 5.50%, due 10/25/34	208,121
59,976	FNMA REMIC, Series 2005-58, Class MA, 5.50%, due 07/25/35	66,618
67,568	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A2, 5.25%, due 04/25/34	68,357
160,000	GNMA, 4.50%, due 11/16/28	171,755
93,498	GNMA, 5.00%, due 10/20/31	101,127
228,000	GNMA, 5.00%, due 11/20/32	242,932
126,098	GNMA, 5.25%, due 11/20/37	132,667
281,000	GNMA, 5.50%, due 05/20/32	304,336
126,040	GNMA REMIC, 5.50%, due 03/16/37	136,633
40,169	GNMA REMIC, 6.00%, due 10/20/31	44,186
130,000	Honda Auto Receivables Owner Trust, Series 2010-1, Class A3, 1.25%, due 10/21/13	130,618
99,625	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.20%, due 12/15/29	100,970
131,196	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, due 02/25/19	132,573

		8,466,227

	U.S. Government and Agency Obligations — 55.4%

150,000	Federal Farm Credit Bank, 3.70%, due 05/15/13	160,643
225,000	Federal Farm Credit Bank, 4.63%, due 06/11/12	241,803
117,000	Federal Farm Credit Bank, 5.45%, due 12/11/13	132,850
1,000,000	Federal Home Loan Bank, 1.13%, due 05/18/12	1,007,822
1,000,000	Federal Home Loan Bank, 1.75%, due 08/22/12	1,020,052
2,000,000	Federal Home Loan Bank, 1.88%, due 06/20/12	2,044,452
235,000	Federal Home Loan Bank, 2.38%, due 03/14/14	241,684
910,000	Federal Home Loan Bank, 4.25%, due 06/14/13	991,014
195,000	Federal Home Loan Bank, 5.13%, due 05/24/13	217,082
100,000	Federal Home Loan Bank, 5.19%, due 12/29/10	102,438
300,000	Federal Home Loan Bank, 6.05%, due 05/12/14	344,191
700,000	Federal Home Loan Mortgage Corp., 1.75%, due 06/15/12	714,080
280,000	Federal Home Loan Mortgage Corp., 4.00%, due 06/12/13	303,614
1,000,000	FNMA, 1.00%, due 04/04/12	1,005,853
1,000,000	FNMA, 1.75%, due 08/10/12	1,020,021
900,000	FNMA, 2.00%, due 01/09/12	918,589
445,000	FNMA, 4.75%, due 02/21/13	487,882
900,000	FNMA, 5.38%, due 11/15/11	959,398
14,830,000	U.S. Treasury Note, 0.88%, due 02/29/12	14,911,654

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

1,900,000	U.S. Treasury Note, 1.00%, due 04/30/12	1,914,546
3,000,000	U.S. Treasury Note, 1.38%, due 03/15/13	3,039,378

		31,779,046

	TOTAL DEBT OBLIGATIONS (COST $56,430,314)	56,850,231

	SHORT-TERM INVESTMENTS — 0.4%

	Bank Deposits — 0.4%

242,961	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/10	242,961

	TOTAL SHORT-TERM INVESTMENTS (COST $242,961)	242,961

	TOTAL INVESTMENTS — 99.6% (Cost $56,673,275)	57,093,192

	Other Assets and Liabilities (net) — 0.4%	221,240

	NET ASSETS — 100.0%	$57,314,432

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	FHLMC — Federal Home Loan Mortgage Corporation

	FNMA — Federal National Mortgage Association

	GNMA — Government National Mortgage Association

	REMIC — Real Estate Mortgage Investment Conduit

	¤ Illiquid security. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2010 was $77,741.

	† Floating rate note. Rate shown is as of June 30, 2010.

	††† Security is currently in default.

 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $1,378,499 which represents 2.4% of net assets.

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	99.2
Short-Term Investments	0.4
Other Assets and Liabilities (net)	0.4

100.0%

See accompanying Notes to the Schedule of Investments.

MGI Funds

Notes to Schedule Investments
June 30, 2010 (Unaudited)

1.	Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment adviser is Mercer Global Investments, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

As of June 2010 each Fund is classified as “diversified” for purposes of the Investment Company Act of 1940.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Opportunistic	Total return, consisting of both current income and capital appreciation
Short Maturity	Safety of principal and a moderate level of income

There can be no guarantee that a Fund will achieve its investment objective. Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2010, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America, (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day on which the securities are valued or, lacking any sales on such day, at the last reported bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available prior to valuation (other than certain short-term investments, which are valued as described below). Investments in open-end investment companies are valued at their net asset values (“NAV”).

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2010 (Unaudited)

applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at June 30, 2010, substantially all foreign equity securities held by Non-US Core Equity were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each Fund generally values short-term investments, that mature in 60 days or less, at amortized cost, which approximates market value, unless the Board determines that this approach does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. There can be no assurance that a Fund could realize the fair value assigned to the security if the Fund was to sell the security at approximately the time at which the Fund determines its NAV per share.

The valuation techniques used by the Funds to measure fair value for the period ended, June 30, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds’ estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

The Funds follow Financial Accounting Standards Board Statement (“FASB”) of Accounting Standards Codification ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. In accordance with ASC 820, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 establishes a three-tier hierarchy that prioritizes the inputs to valuation techniques. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices are unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At June 30, 2010, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, and Small/Mid Cap Value each held long-term investments classified as Level 1, with corresponding major categories as shown in the schedules of investments, and a short-term investment position in Euro Time Deposits as shown in the schedules of investments, which is classified as Level 2.

The following is a summary of the inputs used as of June 30, 2010 in valuing the assets and liabilities of Non-US Core Equity, Core Opportunistic, and Short Maturity for which fair valuation was used:

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2010 (Unaudited)

Non-US Core Equity

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Australia	$—	$32,719,534	$—	$32,719,534
Austria	—	6,023,054	—	6,023,054
Belgium	—	8,956,658	—	8,956,658
Bermuda	—	11,770,232	—	11,770,232
Brazil	16,138,590	—	—	16,138,590
Canada	20,266,863	—	—	20,266,863
Cayman Islands	583,464	3,296,326	—	3,879,790
China	—	5,767,438	—	5,767,438
Denmark	—	11,614,168	—	11,614,168
Egypt	—	4,060,768	—	4,060,768
Finland	—	10,210,658	—	10,210,658
France	—	79,901,728	—	79,901,728
Germany	—	45,591,935	—	45,591,935
Greece	—	4,527,051	—	4,527,051
Hong Kong	—	9,877,184	—	9,877,184
Hungary	—	334,745	—	334,745
India	353,469	5,382,895	—	5,736,364
Indonesia	876,630	1,639,698	—	2,516,328
Ireland	4,749,446	2,296,131	—	7,045,577
Israel	6,457,158	1,159,110	—	7,616,268
Italy	—	27,256,083	—	27,256,083
Japan	—	200,834,480	—	200,834,480
Luxembourg	4,176,078	5,074,011	—	9,250,089
Malaysia	—	291,880	—	291,880
Mauritius	—	946,085	—	946,085
Mexico	7,051,374	—	—	7,051,374
Netherlands	—	23,182,418	—	23,182,418
New Zealand	—	1,356,859	—	1,356,859
Norway	—	5,617,909	—	5,617,909
Pakistan	—	489,786	—	489,786
Philippines	926,125	—	—	926,125
Portugal	—	3,388,277	—	3,388,277
Russia	1,876,152	2,082,118	—	3,958,270
Singapore	90,402	17,651,133	—	17,741,535
South Africa	—	5,317,576	—	5,317,576
South Korea	275,006	13,966,753	—	14,241,759
Spain	—	17,847,705	—	17,847,705
Sweden	—	23,468,448	—	23,468,448
Switzerland	—	61,058,804	—	61,058,804
Taiwan	3,242,124	2,082,993	—	5,325,117
Thailand	—	1,466,965	—	1,466,965
Turkey	784,771	3,701,807	—	4,486,578

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2010 (Unaudited)

ASSETS VALUATION INPUT (Continued)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
United Kingdom	$5,084,144	$175,790,418	$—	$180,874,562
United States	—	2,246,285	—	2,246,285

Total Common Stocks	72,931,796	840,248,106	—	913,179,902

Preferred Stocks
Brazil	1,816,920	—	—	1,816,920
Germany	—	3,839,135	—	3,839,135

Total Preferred Stocks	1,816,920	3,839,135	—	5,656,055

Rights
Belgium	—	2	—	2

Total Rights	—	2	—	2

Call Options Purchased
Purchased Options	—	82,887	—	82,887

Total Call Options Purchased	—	82,887	—	82,887

Put Options Purchased
Purchased Options	—	384,049	—	384,049

Total Put Options Purchased	—	384,049	—	384,049

Short-Term Investments
Bank Deposit	—	9,238,962	—	9,238,962
Certificates of Deposit	—	4,195,000	—	4,195,000
U.S. Government and Agency Obligations	—	3,710,214	—	3,710,214

Total Short-Term Investments	—	17,144,176	—	17,144,176

Forward Currency Contracts
Buys	—	1,814,022	—	1,814,022
Sales	—	3,847,049	—	3,847,049
Futures Contracts
Buys	—	22,990	—	22,990
Sales	—	469,152	—	469,152

Total	$74,748,716	$867,851,568	$—	$942,600,284

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2010 (Unaudited)

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Forward Currency Contracts
Buys	$—	$(3,309,050)	$—	$(3,309,050)
Sales	—	(2,131,045)	—	(2,131,045)
Futures Contracts
Buys	—	(411,532)	—	(411,532)

Total	$—	$(5,851,627)	$—	$(5,851,627)

Core Opportunistic

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$26,488,612	$—	$26,488,612
Convertible Debt	—	214,375	—	214,375
Corporate Debt	—	228,537,205	—	228,537,205
Mortgage Backed Securities	—	149,714,463	—	149,714,463
Municipal Obligations	—	15,474,537	—	15,474,537
Sovereign Debt Obligations	—	7,342,926	—	7,342,926
U.S. Government and Agency Obligations	279,088,569	10,531,339	—	289,619,908

Total Debt Obligations	279,088,569	438,303,457	—	717,392,026

Common Stocks
Building Materials	11,760	—	—	11,760
Diversified Financial Services	146,648	—	—	146,648
Oil & Gas Services	4,751	—	—	4,751

Total Common Stocks	163,159	—	—	163,159

Preferred Stocks
Banks	558,600	—	—	558,600
Diversified Financial Services	438,575	—	—	438,575
Sovereign	20,828	—	—	20,828

Total Preferred Stocks	1,018,003	—	—	1,018,003

Warrants
Media	1,612	—	—	1,612
Oil & Gas Services	855	—	—	855

Total Warrants	2,467	—	—	2,467

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2010 (Unaudited)

ASSETS VALUATION INPUT (Continued)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Put Options Purchased
Purchased Options	$—	$16,075	$—	$16,075

Total Put Options Purchased	—	16,075	—	16,075

Call Options Purchased
Purchased Options	—	94,531	—	94,531

Total Call Options Purchased	—	94,531	—	94,531

Short-Term Investments
Sovereign Debt Obligation	—	370,022	—	370,022
U.S. Government and Agency Obligations	—	65,418,941	—	65,418,941
Repurchase Agreement	—	17,800,000	—	17,800,000
Bank Deposit	—	28,621,185	—	28,621,185

Total Short-Term Investments	—	112,210,148	—	112,210,148

Forward Currency Contracts
Buys	—	192	—	192
Sales	—	951,074	—	951,074
Futures Contracts
Buys	—	1,086,595	—	1,086,595
Credit Default Swaps	—	163,397	—	163,397

Total	$280,272,198	$552,825,469	$—	$833,097,667

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
TBA Sale Commitments	$—	$(14,950,252)	$—	$(14,950,252)
Forward Currency Contracts
Buys	—	(101,981)	—	(101,981)
Sales	—	(11,912)	—	(11,912)
Futures Contracts
Buys	—	(4,884)	—	(4,884)
Sales	—	(736,810)	—	(736,810)
Written Options	—	(1,430,156)	—	(1,430,156)

Credit Default Swap	—	(59,328)	—	(59,328)

Total	$—	$(17,295,323)	$—	$(17,295,323)

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2010 (Unaudited)

Short Maturity

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$9,400,171	$—	$9,400,171
Corporate Debt	—	7,204,787	—	7,204,787
Mortgage Backed Securities	—	8,466,227	—	8,466,227
U.S. Government and Agency Obligations	19,865,578	11,913,468	—	31,779,046

Total Debt Obligations	19,865,578	36,984,653	—	56,850,231

Short-Term Investments
Bank Deposits	—	242,961	—	242,961

Total Short-Term Investments	—	242,961	—	242,961

Total	$19,865,578	$37,227,614	$—	$57,093,192

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In		Transfers Out
		Level 2 — Other		Level 2 — Other
	Level 1 — Quoted	Significant	Level 1 — Quoted	Significant
	Prices	Observable Inputs	Prices	Observable Inputs
Non US Core Equity*	$—	$820,648,175	$(820,648,175)	$—

The Funds recognize transfers between the Levels as of the end of the reporting period.

*	Transfers occurred between Level 1 and Level 2 as a result of applying a pricing factor, consistent with the Funds’ valuation and liquidity procedures, to certain foreign equity securities to reflect significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective April 1, 2009. ASC 815 requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect on the results of each Fund’s operations and financial position.

Non-US Core Equity held rights during the period as a result of corporate actions. Non-US Core Equity and Core Opportunistic held warrants during the period as a result of corporate actions.

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2010 (Unaudited)

At June 30, 2010 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Non-US Core Equity

ASSET DERIVATIVES

	Foreign
	Exchange	Equity
	Contracts Risk	Contracts Risk	Total
Rights(1)	$2	$—	$2
Options Purchased(1)	466,936	—	466,936
Futures Contracts(2)	—	492,142	492,142
Forward Contracts(1)	5,661,071	—	5,661,071

Total Value	$6,128,009	$492,142	$6,620,151

LIABILITY DERIVATIVES

	Foreign
	Exchange	Equity
	Contracts Risk	Contracts Risk	Total
Futures Contracts(2)	$—	$(411,532)	$(411,532)
Forward Contracts(3)	(5,440,095)	—	(5,440,095)

Total Value	$(5,440,095)	$(411,532)	$(5,851,627)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(4)

	Foreign
	Exchange	Equity
	Contracts Risk	Contracts Risk	Total
Rights	—	95,197	95,197
Warrants	—	44,660	44,660
Options Purchased	540,243,467	—	540,243,467
Futures Contracts	—	152	152
Forward Contracts	6,630,587	—	6,630,587

Core Opportunistic

ASSET DERIVATIVES

		Foreign		Equity
	Interest Rate	Exchange	Credit	Contracts
	Contracts Risk	Contracts Risk	Contracts Risk	Risk	Total
Warrants(1)	$—	$—	$—	$2,467	$2,467
Options Purchased(1)	—	—	—	110,606	110,606
Futures Contracts(2)	1,086,595	—	—	—	1,086,595
Forward Contracts(1)	—	951,266	—	—	951,266
Swap Contracts(1)	—	—	163,397	—	163,397

Total Value	$1,086,595	$951,266	$163,397	$113,073	$2,314,331

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2010 (Unaudited)

LIABILITY DERIVATIVES

		Foreign	Credit	Equity
	Interest Rate	Exchange	Contracts	Contracts
	Contracts Risk	Contracts Risk	Risk	Risk	Total
Options Written(3)	$(1,430,156)	$—	$—	$—	$(1,430,156)
Futures Contracts(2)	(741,694)	—	—	—	(741,694)
Forward Contracts(3)	—	(113,893)	—	—	(113,893)
Swap Contracts(1)	—	—	(59,328)	—	(59,328)

Total Value	$(2,171,850)	$(113,893)	$(59,328)	$—	$(2,345,071)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(4)

		Foreign	Credit	Equity
	Interest Rate	Exchange	Contracts	Contracts
	Contracts Risk	Contracts Risk	Risk	Risk	Total
Warrants	—	—	—	497	497
Options Purchased	351,000	—	—	—	351,000
Options Written	(103,272,333)	—	—	—	(103,272,333)
Futures Contracts	170	—	—	—	170
Forward Contracts	—	(1,333,355)	—	—	(1,333,355)
Swap Contracts	—	—	13,733,333	—	13,733,333

(1)	Statement of Assets and Liabilities location: Investments, at value and Receivable for open forward currency contracts and Swap contracts, at value.
(2)	Cumulative appreciation (depreciation) on futures contracts is reported within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Payable for open forward currency contracts and Written options, at value.
(4)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended June 30, 2010.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivative and Certain Guarantees”, effective July 1, 2008. This applies to written credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2010 (Unaudited)

The following is a summary of open credit default swaps positions held in Core Opportunistic at June 30, 2010:

					Maximum
					Potential
					Amount of
					Future
					Payments
					by the	Receive
					Fund	(Pay)		Unrealized
Notional		Expiration		Buy/Sell	Under the	Fixed	Deliverable	Appreciation
Amount	Currency	Date	Counterparty	Protection	Contract	Rate	on Default	(Depreciation)	Value
400,000	USD	12/20/2015	Deutsche Bank AG	Buy	$400,000	(1.00%)	Starwood Hotels and Resorts, 6.75%, 05/15/18	$(8,583)	$20,220
900,000	USD	3/20/2016	Deutsche Bank AG	Buy	900,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	11,146	53,340
1,400,000	USD	3/20/2016	Morgan Stanley Capital Services, Inc.	Buy	1,400,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	15,879	82,973
1,600,000	USD	12/20/2019	Bank of America N.A.	Sell	1,600,000	1.00%	Cash	(10,876)	(32,733)
400,000	USD	12/20/2010	Goldman Sachs International	Sell	400,000	1.00%	Russian Foreign – Eurobond, 7.5% due 03/31/30 144A (Moody’s Rating: Baa1; S&P Rating: BBB)	(159)	105
300,000	USD	12/20/2010	Citibank N.A.	Sell	300,000	1.00%	Russian Foreign – Eurobond, 7.5% due 03/31/30 144A (Moody’s Rating: Baa1; S&P Rating: BBB)	(74)	78
700,000	USD	12/20/2010	Deutsche Bank AG	Sell	700,000	1.00%	Russian Foreign – Eurobond, 7.5% due 03/31/30 144A (Moody’s Rating: Baa1; S&P Rating: BBB)	(598)	183
600,000	USD	9/20/2010	Goldman Sachs International	Sell	600,000	5.00%	Sprint Nextel Corp., 6.00%, 12/01/16 (Moody’s Rating: Ba3; S&P Rating: BB-)	(875)	6,498
1,300,000	USD	12/20/2019	UBS AG	Sell	1,300,000	1.00%	Cash	(7,044)	(26,595)

					$7,600,000			$(1,184)	$104,069

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2010 (Unaudited)

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Effective October 6, 2008, the Funds suspended their participation in the securities lending arrangement under which State Street Bank and Trust Company serves as lending agent (the “State Street Program”). As of June 30, 2010, no Fund had any portfolio securities on loan. The Advisor will determine if or when it becomes appropriate for the Funds to resume their participation in the State Street Program.

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Opportunistic Schedule of Investments for open repurchase agreements held as of June 30, 2010.

(f) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements, which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund’s Subadvisor will earmark or direct State Street Bank and Trust Company, the Funds’ custodian (the “Custodian”), to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets on the Fund’s or the Custodian’s records in an amount equal to the Fund’s obligations under the transaction. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts, dollar rolls or other derivative transactions, a Fund’s Subadvisor will earmark or cause the Custodian to designate on the Fund’s

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records or the Custodian’s records cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered to be borrowings of a Fund under the 1940 Act and as such, are subject to the same investment limitations. At June 30, 2010, none of the Funds held open reverse repurchase agreements.

(g) Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, swap options (sometimes referred to as “swaptions”), and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service rules, any nonperiodic payments received or due under the notional principal contract must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

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Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller,

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the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until November 30, 2010. In March 2009, the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit default swaps in Europe agreed, in February 2009, to use a clearinghouse in the European Union to guarantee derivatives. Nine banks and brokers, including Deutsche Bank AG, JPMorgan Chase and Co., and Barclays PLC, committed to start using one or more clearinghouses within the 27-nation region by the end of July 2009. The clearinghouse(s) will be funded by their members. In response to these developments, in March 2009, the Financial Industry Regulatory Authority (“FINRA”) proposed a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire November 30, 2010.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the Commodities Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (“CFTC”). To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989, which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to

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swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

See the Core Opportunistic Equity Schedule of Investments for a listing of open swap agreements as of June 30, 2010.

(h) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open futures contracts as of June 30, 2010.

(i) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend,

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June 30, 2010 (Unaudited)

cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swap option than the Fund will incur when it purchases a swap option. When a Fund purchases a swap option, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swap option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

See the Core Opportunistic Schedule of Investments for a listing of open written options contracts as of June 30, 2010.

Transactions in written option contracts for Core Opportunistic for the period ended June 30, 2010, is as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2010	92,600,968	$1,288,795
Options written	69,600,136	579,806
Options terminated in closing purchase transactions	(77,500,676)	(1,039,219)
Options expired	(17)	(4,992)

Options outstanding at June 30, 2010	84,700,411	$824,390

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends

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recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open forward foreign currency contracts as of June 30, 2010.

(l) Short sales

A Fund may from time to time sell securities short. In the event that a Subadvisor anticipates that the price of a security will decline, the Fund may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. At June 30, 2010, none of the Funds held short positions in any security.

(m) When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of

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the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of June 30, 2010.

(n) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational or that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of the Fund’s own operation. At June 30, 2010, none of the Funds held exchange-traded index securities.

(o) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. See each Fund’s Schedule of Investments for REIT securities held as of June 30, 2010.

(p) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for indexed securities held as of June 30, 2010.

(q) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions.

(r) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration,

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among other things, the nature and type of expense and the relative size of each Fund. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund, based on the relative net assets of each class.

(s) Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types on real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of June 30, 2010.

3.	Federal income taxes

As of June 30, 2010, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Large Cap Growth	$307,972,431	$15,661,731	$(20,922,335)	$(5,260,604)
Large Cap Value	309,419,513	3,563,935	(12,161,784)	(8,597,849)
Small/Mid Cap Growth	189,606,130	17,243,244	(12,955,585)	4,287,659
Small/Mid Cap Value	197,335,597	13,067,948	(11,101,898)	1,966,050
Non-US Core Equity	1,023,955,954	26,187,576	(113,696,459)	(87,508,883)
Core Opportunistic	820,973,460	31,467,952	(21,545,003)	9,922,949
Short Maturity	56,693,459	532,663	(132,930)	399,733

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, REIT and other basis adjustments.

4.	Subsequent events

Management has evaluated the possibility of “subsequent events” (in accordance with the provisions set forth in FASB (ASC) 855) existing in the Funds’ financial statements for the period ended June 30, 2010 and determined that there are no material events that would require disclosure in the Funds’ financial statements through the date of issuance.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MGI FUNDS

By	/s/ Richard Nuzum

Richard Nuzum
President and Chief Executive Officer

Date	8/24/10
     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard Nuzum

Richard Nuzum
President and Chief Executive Officer

Date	8/24/10

By	/s/ Richard S. Joseph

Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer

Date	8/24/10